UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00945

Virtus Equity Trust

(Exact name of registrant as specified in charter)

101 Munson Street

Greenfield, MA 01301-9668

(Address of principal executive offices) (Zip code)

Kevin J. Carr, Esq.

Senior Vice President, Chief Legal Officer, Counsel and Secretary for Registrant

One Financial Plaza

Hartford, CT 06103-2608

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 243-1574

Date of fiscal year end: September 30

Date of reporting period: March 31, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

(b)	Not applicable.

SEMIANNUAL REPORT
VIRTUS EQUITY TRUST

March 31, 2022
Virtus KAR Capital Growth Fund
Virtus KAR Equity Income Fund
Virtus KAR Global Quality Dividend Fund
Virtus KAR Mid-Cap Core Fund
Virtus KAR Mid-Cap Growth Fund
Virtus KAR Small-Cap Core Fund
Virtus KAR Small-Cap Growth Fund
Virtus KAR Small-Cap Value Fund
Virtus KAR Small-Mid Cap Core Fund
Virtus KAR Small-Mid Cap Growth Fund*
Virtus KAR Small-Mid Cap Value Fund
Virtus SGA Emerging Markets Growth Fund
Virtus SGA Global Growth Fund
Virtus SGA New Leaders Growth Fund
Virtus Tactical Allocation Fund
*Prospectus supplement applicable to this fund appears at the back of this semiannual report.

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports like this one will no longer be sent by mail, unless specifically requested from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.
You may elect at any time to receive not only shareholder reports but also certain other communications from the Fund electronically, or you may elect to receive paper copies of all future shareholder reports free of charge to you. If you own your shares directly with the Fund, you may make such elections by calling the Fund at 1-800-243-1574 or, with respect to requesting electronic delivery, by visiting www.virtus.com. An election made directly with the Fund will apply to all Virtus Mutual Funds in which you own shares directly. If you own your shares through a financial intermediary, please contact your financial intermediary to make your request and to determine whether your election will apply to all funds in which you own shares through that intermediary.

Not FDIC Insured • No Bank Guarantee • May Lose Value

Proxy Voting Procedures and Voting Record (Form N-PX)
The subadvisers vote proxies, if any, relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees”, or the “Board”). You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at https://www.sec.gov.
PORTFOLIO  HOLDINGS INFORMATION
The Trust files a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT-P. Form N-PORT-P is available on the SEC’s website at https://www.sec.gov.
This report is not authorized for distribution to prospective investors in the Funds presented in this book unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund’s record and other pertinent information.

MESSAGE TO SHAREHOLDERS
To Virtus Equity Trust Shareholders:
I am pleased to present this semiannual report, which reviews the performance of your Fund for the six months ended March 31, 2022.
During the six-month period, markets were affected by higher inflation, rising interest rates, and efforts by the Federal Reserve (Fed) to control rising prices. Russia’s invasion of Ukraine in late February added to the uncertainty and led to higher energy and food costs.
Domestic equity indexes posted mixed performance for the six months ended March 31, 2022. While U.S. large-capitalization stocks returned 5.92%, as measured by the S&P 500® Index, small-cap stocks lost 5.55%, as measured by the Russell 2000® Index. Losses were felt more broadly in international equities, with developed markets, as measured by the MSCI EAFE® Index (net), declining 3.38%, while emerging markets, as measured by the MSCI Emerging Markets Index (net), were down 8.20%.
In fixed income markets, the yield on the 10-year Treasury rose to 2.32% on March 31, 2022, from 1.52% on September 30, 2021, as the Fed began to raise interest rates in March to tackle inflation. The broader U.S. fixed income market, as represented by the Bloomberg U.S. Aggregate Bond Index, was down 5.92% for the six-month period, while non-investment grade bonds, as measured by the Bloomberg U.S. Corporate High Yield Bond Index, lost 4.16%.
When markets are volatile, it’s best to focus on your long-term goals rather than the headlines. Your financial advisor can help. Please call our customer service team at 800-243-1574 if you have questions about your account or require assistance. We appreciate your business and remain committed to your long-term financial success.
Sincerely,
George R. Aylward
President, Virtus Equity Trust
May 2022
Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investing involves risk, including the risk of loss of principal invested.

VIRTUS EQUITY TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited)
FOR THE SIX-MONTH PERIOD OF October 1, 2021 TO March 31, 2022
We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of a Virtus Equity Trust Fund (each, a “Fund”), you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C shares; and (2) ongoing costs, including investment advisory fees, distribution and service fees, and other expenses. Class I shares and Class R6 shares are sold without sales charges and do not incur distribution and service fees. Class R6 shares also do not incur shareholder servicing fees. For further information regarding applicable sales charges, see Note 1 in the Notes to Financial Statements. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.
Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the accompanying tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
Actual Expenses
The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
		Beginning Account Value October 1, 2021	Ending Account Value March 31, 2022	Annualized Expense Ratio	Expenses Paid During Period*
KAR Capital Growth Fund
	Class A	$ 1,000.00	$ 891.90	1.18%	$ 5.57
	Class C	1,000.00	888.40	1.98	9.32
	Class I	1,000.00	893.00	0.98	4.63
	Class R6	1,000.00	894.00	0.73	3.45
KAR Equity Income Fund
	Class A	1,000.00	1,072.00	1.20	6.20
	Class C	1,000.00	1,068.80	1.95	10.06
	Class I	1,000.00	1,073.90	0.95	4.91
	Class R6	1,000.00	1,074.00	0.91	4.71
KAR Global Quality Dividend Fund
	Class A	1,000.00	1,067.70	1.35	6.96
	Class C	1,000.00	1,064.00	2.10	10.81
	Class I	1,000.00	1,069.00	1.10	5.67
	Class R6	1,000.00	1,070.90	0.78	4.03
KAR Mid-Cap Core Fund
	Class A	1,000.00	957.00	1.20	5.85
	Class C	1,000.00	953.40	1.95	9.50
	Class I	1,000.00	958.20	0.95	4.64
	Class R6	1,000.00	958.70	0.87	4.25
KAR Mid-Cap Growth Fund
	Class A	1,000.00	820.00	1.23	5.58
	Class C	1,000.00	816.90	1.99	9.01
	Class I	1,000.00	821.00	0.98	4.45
	Class R6	1,000.00	821.70	0.83	3.77
KAR Small-Cap Core Fund
	Class A	1,000.00	974.30	1.25	6.15
	Class C	1,000.00	970.70	1.98	9.73
	Class I	1,000.00	975.30	0.99	4.88
	Class R6	1,000.00	975.80	0.91	4.48
KAR Small-Cap Growth Fund
	Class A	1,000.00	849.50	1.33	6.13
	Class C	1,000.00	846.50	2.04	9.39
	Class I	1,000.00	850.80	1.06	4.89
	Class R6	1,000.00	851.10	0.97	4.48

VIRTUS EQUITY TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)
FOR THE SIX-MONTH PERIOD OF October 1, 2021 TO March 31, 2022
		Beginning Account Value October 1, 2021	Ending Account Value March 31, 2022	Annualized Expense Ratio	Expenses Paid During Period*
KAR Small-Cap Value Fund
	Class A	$1,000.00	$ 917.70	1.18%	$ 5.64
	Class C	1,000.00	914.20	1.95	9.31
	Class I	1,000.00	918.80	0.95	4.54
	Class R6	1,000.00	919.10	0.87	4.16
KAR Small-Mid Cap Core Fund
	Class A	1,000.00	933.10	1.30	6.27
	Class C	1,000.00	929.60	2.01	9.67
	Class I	1,000.00	934.10	0.97	4.68
	Class R6	1,000.00	933.80	0.97	4.68
KAR Small-Mid Cap Growth Fund
	Class A	1,000.00	898.10	1.30	6.15
	Class C	1,000.00	895.60	2.05	9.69
	Class I	1,000.00	900.20	1.05	4.97
	Class R6	1,000.00	899.30	0.99	4.69
KAR Small-Mid Cap Value Fund
	Class A	1,000.00	947.80	1.17	5.68
	Class C	1,000.00	943.90	1.92	9.31
	Class I	1,000.00	949.70	0.92	4.47
	Class R6	1,000.00	948.50	0.82	3.98
SGA Emerging Markets Growth Fund
	Class A	1,000.00	870.70	1.48	6.90
	Class C	1,000.00	867.60	2.23	10.38
	Class I	1,000.00	871.60	1.23	5.74
	Class R6	1,000.00	872.00	1.05	4.90
SGA Global Growth Fund
	Class A	1,000.00	904.50	1.38	6.55
	Class C	1,000.00	901.20	2.13	10.10
	Class I	1,000.00	905.50	1.13	5.37
	Class R6	1,000.00	906.40	0.90	4.28
SGA New Leaders Growth Fund
	Class A	1,000.00	816.90	1.36	6.16
	Class C	1,000.00	813.80	2.11	9.54
	Class I	1,000.00	818.20	1.11	5.03
	Class R6	1,000.00	819.50	0.91	4.13
Tactical Allocation Fund
	Class A	1,000.00	892.00	0.99	4.67
	Class C	1,000.00	888.60	1.75	8.24
	Class I	1,000.00	893.40	0.76	3.59
	Class R6	1,000.00	893.60	0.60	2.83

*	Expenses are equal to the relevant Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (182) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.
For Funds which may invest in other funds, the annualized expense ratios noted above do not reflect fees and expenses associated with any underlying funds. If such fees and expenses had been included, the expenses would have been higher.
You can find more information about a Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to that Fund’s prospectus.
Hypothetical Example for Comparison Purposes
The table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

VIRTUS EQUITY TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)
FOR THE SIX-MONTH PERIOD OF October 1, 2021 TO March 31, 2022
		Beginning Account Value October 1, 2021	Ending Account Value March 31, 2022	Annualized Expense Ratio	Expenses Paid During Period*
KAR Capital Growth Fund
	Class A	$ 1,000.00	$ 1,019.05	1.18%	$ 5.94
	Class C	1,000.00	1,015.06	1.98	9.95
	Class I	1,000.00	1,020.04	0.98	4.94
	Class R6	1,000.00	1,021.29	0.73	3.68
KAR Equity Income Fund
	Class A	1,000.00	1,018.95	1.20	6.04
	Class C	1,000.00	1,015.21	1.95	9.80
	Class I	1,000.00	1,020.19	0.95	4.78
	Class R6	1,000.00	1,020.39	0.91	4.58
KAR Global Quality Dividend Fund
	Class A	1,000.00	1,018.20	1.35	6.79
	Class C	1,000.00	1,014.46	2.10	10.55
	Class I	1,000.00	1,019.45	1.10	5.54
	Class R6	1,000.00	1,021.04	0.78	3.93
KAR Mid-Cap Core Fund
	Class A	1,000.00	1,018.95	1.20	6.04
	Class C	1,000.00	1,015.21	1.95	9.80
	Class I	1,000.00	1,020.19	0.95	4.78
	Class R6	1,000.00	1,020.59	0.87	4.38
KAR Mid-Cap Growth Fund
	Class A	1,000.00	1,018.80	1.23	6.19
	Class C	1,000.00	1,015.01	1.99	10.00
	Class I	1,000.00	1,020.04	0.98	4.94
	Class R6	1,000.00	1,020.79	0.83	4.18
KAR Small-Cap Core Fund
	Class A	1,000.00	1,018.70	1.25	6.29
	Class C	1,000.00	1,015.06	1.98	9.95
	Class I	1,000.00	1,020.00	0.99	4.99
	Class R6	1,000.00	1,020.39	0.91	4.58
KAR Small-Cap Growth Fund
	Class A	1,000.00	1,018.30	1.33	6.69
	Class C	1,000.00	1,014.76	2.04	10.25
	Class I	1,000.00	1,019.65	1.06	5.34
	Class R6	1,000.00	1,020.09	0.97	4.89
KAR Small-Cap Value Fund
	Class A	1,000.00	1,019.05	1.18	5.94
	Class C	1,000.00	1,015.21	1.95	9.80
	Class I	1,000.00	1,020.19	0.95	4.78
	Class R6	1,000.00	1,020.59	0.87	4.38
KAR Small-Mid Cap Core Fund
	Class A	1,000.00	1,018.45	1.30	6.54
	Class C	1,000.00	1,014.91	2.01	10.10
	Class I	1,000.00	1,020.09	0.97	4.89
	Class R6	1,000.00	1,020.09	0.97	4.89
KAR Small-Mid Cap Growth Fund
	Class A	1,000.00	1,018.45	1.30	6.54
	Class C	1,000.00	1,014.71	2.05	10.30
	Class I	1,000.00	1,019.70	1.05	5.29
	Class R6	1,000.00	1,020.00	0.99	4.99
KAR Small-Mid Cap Value Fund
	Class A	1,000.00	1,019.10	1.17	5.89
	Class C	1,000.00	1,015.36	1.92	9.65
	Class I	1,000.00	1,020.34	0.92	4.63
	Class R6	1,000.00	1,020.84	0.82	4.13

VIRTUS EQUITY TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)
FOR THE SIX-MONTH PERIOD OF October 1, 2021 TO March 31, 2022
		Beginning Account Value October 1, 2021	Ending Account Value March 31, 2022	Annualized Expense Ratio	Expenses Paid During Period*
SGA Emerging Markets Growth Fund
	Class A	$1,000.00	$1,017.55	1.48%	$ 7.44
	Class C	1,000.00	1,013.81	2.23	11.20
	Class I	1,000.00	1,018.80	1.23	6.19
	Class R6	1,000.00	1,019.70	1.05	5.29
SGA Global Growth Fund
	Class A	1,000.00	1,018.05	1.38	6.94
	Class C	1,000.00	1,014.31	2.13	10.70
	Class I	1,000.00	1,019.30	1.13	5.69
	Class R6	1,000.00	1,020.44	0.90	4.53
SGA New Leaders Growth Fund
	Class A	1,000.00	1,018.15	1.36	6.84
	Class C	1,000.00	1,014.41	2.11	10.60
	Class I	1,000.00	1,019.40	1.11	5.59
	Class R6	1,000.00	1,020.39	0.91	4.58
Tactical Allocation Fund
	Class A	1,000.00	1,020.00	0.99	4.99
	Class C	1,000.00	1,016.21	1.75	8.80
	Class I	1,000.00	1,021.14	0.76	3.83
	Class R6	1,000.00	1,021.94	0.60	3.02

*	Expenses are equal to the relevant Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (182) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.
For Funds which may invest in other funds, the annualized expense ratios noted above do not reflect fees and expenses associated with any underlying funds. If such fees and expenses had been included, the expenses would have been higher.
You can find more information about a Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to that Fund’s prospectus.

VIRTUS EQUITY TRUST
KEY INVESTMENT TERMS (Unaudited)
March 31, 2022
American Depositary Receipt (“ADR”)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.
Bloomberg U.S. Aggregate Bond Index
The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment-grade fixed-rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Bloomberg U.S. Corporate High Yield Bond Index
The Bloomberg U.S. Corporate High Yield Bond Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Build America Municipal Insured (“BAM”)
Build America Municipal Insured Bonds are municipal bonds insured against default by Build America Mutual, a Financial Guaranty insurance company.
Crest Depository Interest (“CDI”)
A Crest Depository Interest is a UK financial security that represents a stock traded on a stock exchange outside the UK. CDIs are issued by CREST, which is a UK-based central securities depository that holds UK equities and UK gilts, as well as Irish equities and other international securities. One CDI is the equivalent of one share of an eligible foreign stock.
Exchange-Traded Fund (“ETF”)
An open-end fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.
Federal Reserve (the “Fed”)
The Central Bank of the U.S., the Fed is responsible for controlling money supply, interest rates and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches and all national and state banks that are part of the system.
Global Depositary Receipt (GDR)
A certificate issued by a bank that represents shares in a foreign stock on two or more global markets.
London Interbank Offered Rate (“LIBOR”)
A benchmark rate that some of the world’s leading banks charge each other for short-term loans and that serves as the first step to calculating interest rates on various loans throughout the world.
MSCI EAFE® Index (net)
The MSCI EAFE® (Europe, Australasia, Far East) Index (net) is a free float-adjusted market capitalization-weighted index that measures developed foreign market equity performance, excluding the U.S. and Canada. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
MSCI Emerging Markets Index (net)
The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Real Estate Investment Trust (“REIT”)
A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.
Russell 2000® Index
The Russell 2000® Index is a market capitalization-weighted index of the 2,000 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
S&P 500® Index
The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

VIRTUS EQUITY TRUST
KEY INVESTMENT TERMS (Unaudited) (Continued)
March 31, 2022
Secured Overnight Financing Rate (“SOFR”)
SOFR is a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities.
Sponsored ADR (“American Depositary Receipt”)
An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. Sponsored ADRs generally carry the same rights normally given to stockholders, such as voting rights. ADRs must be sponsored to be able to trade on a major U.S. exchange such as the New York Stock Exchange.

VIRTUS EQUITY TRUST
PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS (Unaudited)
March 31, 2022
For each Fund, the following tables present asset allocations within certain sectors as a percentage of total investments as of March 31, 2022.
KAR Capital Growth Fund
Information Technology	44%
Consumer Discretionary	21
Industrials	8
Health Care	6
Financials	6
Consumer Staples	6
Communication Services	5
Other (includes short-term investment)	4
Total	100%
KAR Equity Income Fund
Financials	17%
Health Care	15
Consumer Staples	14
Industrials	12
Communication Services	10
Utilities	9
Materials	8
Other (includes short-term investment and securities lending collateral)	15
Total	100%

KAR Global Quality Dividend Fund
Financials	23%
Communication Services	19
Utilities	11
Health Care	11
Industrials	10
Consumer Staples	8
Materials	7
Other (includes short-term investment)	11
Total	100%
KAR Mid-Cap Core Fund
Industrials	32%
Health Care	21
Financials	15
Information Technology	15
Consumer Discretionary	9
Consumer Staples	3
Real Estate	2
Short-Term Investment	3
Total	100%

KAR Mid-Cap Growth Fund
Information Technology	38%
Consumer Discretionary	18
Health Care	13
Industrials	11
Consumer Staples	8
Financials	8
Communication Services	3
Short-Term Investment	1
Total	100%
KAR Small-Cap Core Fund
Industrials	36%
Financials	23
Information Technology	16
Health Care	6
Communication Services	6
Consumer Discretionary	5
Consumer Staples	2
Other (includes short-term investment)	6
Total	100%

KAR Small-Cap Growth Fund
Financials	28%
Information Technology	26
Communication Services	15
Consumer Discretionary	12
Industrials	8
Health Care	5
Consumer Staples	4
Other (includes short-term investment and securities lending collateral)	2
Total	100%
KAR Small-Cap Value Fund
Industrials	32%
Consumer Discretionary	21
Financials	20
Information Technology	10
Health Care	6
Consumer Staples	5
Materials	4
Short-Term Investment	2
Total	100%

VIRTUS EQUITY TRUST
PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS (Unaudited) (Continued)
March 31, 2022
KAR Small-Mid Cap Core Fund
Information Technology	27%
Industrials	24
Consumer Discretionary	16
Health Care	14
Financials	11
Materials	4
Short-Term Investment	4
Total	100%
KAR Small-Mid Cap Growth Fund
Information Technology	26%
Industrials	23
Health Care	20
Financials	11
Consumer Discretionary	7
Communication Services	4
Consumer Staples	2
Other (includes short-term investment and securities lending collateral)	7
Total	100%

KAR Small-Mid Cap Value Fund
Industrials	27%
Information Technology	21
Consumer Discretionary	16
Financials	16
Materials	6
Real Estate	6
Consumer Staples	4
Other (includes short-term investment)	4
Total	100%
SGA Emerging Markets Growth Fund
Consumer Staples	29%
Financials	23
Consumer Discretionary	18
Communication Services	9
Information Technology	6
Health Care	6
Materials	3
Other (includes short-term investment and securities lending collateral)	6
Total	100%

SGA Global Growth Fund
Information Technology	33%
Health Care	20
Financials	13
Consumer Discretionary	12
Consumer Staples	8
Communication Services	5
Industrials	3
Other (includes short-term investment)	6
Total	100%
SGA New Leaders Growth Fund
Health Care	23%
Information Technology	20
Consumer Staples	14
Communication Services	10
Financials	9
Consumer Discretionary	8
Materials	6
Other (includes short-term investment and securities lending collateral)	10
Total	100%

VIRTUS EQUITY TRUST
PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS (Unaudited) (Continued)
March 31, 2022
Tactical Allocation Fund
Common Stocks		66%
Information Technology	25%
Consumer Discretionary	12
Industrials	9
All Other Common Stocks	20
Corporate Bonds and Notes		10
Financials	3
Energy	1
Industrials	1
All Other Corporate Bonds and Notes	5
Mortgage-Backed Securities		8
U.S. Government Securities		4
Asset-Backed Securities		4
Leveraged Loans		3
Municipal Bonds		1
Other (includes short-term investment and securities lending collateral)		4
Total		100%

KAR Capital Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022
($ reported in thousands)
	Shares	Value
Common Stocks—97.5%
Communication Services—5.0%
Meta Platforms, Inc. Class A(1)	39,377	$ 8,756
Netflix, Inc.(1)	46,434	17,394
ZoomInfo Technologies, Inc. Class A(1)	138,485	8,273
		34,423

Consumer Discretionary—21.1%
Airbnb, Inc. Class A(1)	89,154	15,313
Amazon.com, Inc.(1)	19,517	63,624
Home Depot, Inc. (The)	33,436	10,008
Marriott International, Inc. Class A(1)	84,546	14,859
MercadoLibre, Inc.(1)	12,686	15,090
NIKE, Inc. Class B	144,292	19,416
Ross Stores, Inc.	93,527	8,461
		146,771

Consumer Staples—5.7%
Estee Lauder Cos., Inc. (The) Class A	29,721	8,094
McCormick & Co., Inc. Non-voting Shares	107,309	10,710
Monster Beverage Corp.(1)	114,160	9,121
Procter & Gamble Co. (The)	77,004	11,766
		39,691

Financials—6.4%
Bank of America Corp.	379,877	15,658
CME Group, Inc. Class A	46,758	11,122
MarketAxess Holdings, Inc.	25,390	8,638
	Shares	Value

Financials—continued
Progressive Corp. (The)	76,998	$ 8,777
		44,195

Health Care—6.4%
Danaher Corp.	62,852	18,436
HealthEquity, Inc.(1)	71,843	4,845
Zoetis, Inc. Class A	113,409	21,388
		44,669

Industrials—8.1%
CoStar Group, Inc.(1)	179,250	11,940
Equifax, Inc.	46,229	10,961
Fair Isaac Corp.(1)	18,839	8,787
Roper Technologies, Inc.	29,270	13,822
Uber Technologies, Inc.(1)	305,736	10,909
		56,419

Information Technology—43.7%
Accenture plc Class A	42,073	14,188
Amphenol Corp. Class A	263,656	19,866
Avalara, Inc.(1)	151,279	15,054
Bill.com Holdings, Inc.(1)	243,554	55,236
Block, Inc. Class A(1)	53,654	7,275
DocuSign, Inc.(1)	57,299	6,138
Duck Creek Technologies, Inc.(1)	364,958	8,073
MongoDB, Inc. Class A(1)	25,462	11,295
NVIDIA Corp.	233,968	63,841
Paycom Software, Inc.(1)	72,976	25,277
Snowflake, Inc. Class A(1)	37,882	8,680
Trade Desk, Inc. (The) Class A(1)	241,912	16,752
Visa, Inc. Class A	151,700	33,643
Workday, Inc. Class A(1)	75,129	17,990
		303,308

	Shares	Value

Materials—1.1%
Ecolab, Inc.	43,014	$ 7,595
Total Common Stocks (Identified Cost $238,905)		677,071

Total Long-Term Investments—97.5% (Identified Cost $238,905)		677,071

Short-Term Investment—2.6%
Money Market Mutual Fund—2.6%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.194%)(2)	17,918,936	17,919
Total Short-Term Investment (Identified Cost $17,919)		17,919

TOTAL INVESTMENTS—100.1% (Identified Cost $256,824)		$694,990
Other assets and liabilities, net—(0.1)%		(414)
NET ASSETS—100.0%		$694,576

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
The following table summarizes the market value of the Fund’s investments as of March 31, 2022, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2022	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$677,071	$677,071
Money Market Mutual Fund	17,919	17,919
Total Investments	$694,990	$694,990
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2022.
There were no transfers into or out of Level 3 related to securities held at March 31, 2022.
See Notes to Financial Statements

KAR Equity Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022
($ reported in thousands)
	Shares	Value
Common Stocks—98.2%
Communication Services—10.3%
Omnicom Group, Inc.	98,930	$ 8,397
Verizon Communications, Inc.	126,282	6,433
		14,830

Consumer Discretionary—3.4%
Home Depot, Inc. (The)	1,896	568
Leggett & Platt, Inc.	105,178	3,660
McDonald’s Corp.	2,834	701
		4,929

Consumer Staples—14.3%
Coca-Cola Co. (The)	67,684	4,196
Flowers Foods, Inc.	77,654	1,997
Kellogg Co.	74,938	4,833
Kimberly-Clark Corp.	32,329	3,982
PepsiCo, Inc.	23,953	4,009
Procter & Gamble Co. (The)	10,374	1,585
		20,602

Energy—1.0%
Chevron Corp.	8,794	1,432
Financials—16.7%
Bank of Hawaii Corp.	67,380	5,654
PNC Financial Services Group, Inc. (The)	25,947	4,786
Safety Insurance Group, Inc.	40,734	3,701
U.S. Bancorp	61,748	3,282
Zurich Insurance Group AG ADR(1)	135,886	6,688
		24,111

Health Care—14.7%
AbbVie, Inc.	24,937	4,043
Johnson & Johnson	8,252	1,462
Merck & Co., Inc.	40,404	3,315
Patterson Cos., Inc.	179,863	5,822
Pfizer, Inc.	126,845	6,567
		21,209

Industrials—11.7%
BAE Systems plc Sponsored ADR	163,594	6,162
MSC Industrial Direct Co., Inc. Class A	68,919	5,873
	Shares	Value

Industrials—continued
Snap-on, Inc.	6,263	$ 1,287
Watsco, Inc.	11,785	3,590
		16,912

Information Technology—6.9%
Cisco Systems, Inc.	76,284	4,254
International Business Machines Corp.	43,771	5,691
		9,945

Materials—8.5%
Amcor plc	471,236	5,339
Eastman Chemical Co.	38,555	4,320
Sonoco Products Co.	41,348	2,587
		12,246

Real Estate—1.6%
Crown Castle International Corp.	12,442	2,297
Utilities—9.1%
Fortis, Inc.	79,283	3,925
NextEra Energy, Inc.	25,927	2,196
Southern Co. (The)	67,001	4,858
WEC Energy Group, Inc.	21,383	2,134
		13,113

Total Common Stocks (Identified Cost $120,259)		141,626

Total Long-Term Investments—98.2% (Identified Cost $120,259)		141,626

Short-Term Investment—1.5%
Money Market Mutual Fund—1.5%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.194%)(2)	2,120,385	2,120
Total Short-Term Investment (Identified Cost $2,120)		2,120

	Shares	Value

Securities Lending Collateral—1.1%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.194%)(2)(3)	1,526,610	$ 1,527
Total Securities Lending Collateral (Identified Cost $1,527)		1,527

TOTAL INVESTMENTS—100.8% (Identified Cost $123,906)		$145,273
Other assets and liabilities, net—(0.8)%		(1,133)
NET ASSETS—100.0%		$144,140

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	All or a portion of security is on loan.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(3)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	85%
Switzerland	8
United Kingdom	4
Canada	3
Total	100%
† % of total investments as of March 31, 2022.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements

KAR Equity Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of March 31, 2022, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2022	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$141,626	$141,626
Securities Lending Collateral	1,527	1,527
Money Market Mutual Fund	2,120	2,120
Total Investments	$145,273	$145,273
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2022.
There were no transfers into or out of Level 3 related to securities held at March 31, 2022.
See Notes to Financial Statements

KAR Global Quality Dividend Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022
($ reported in thousands)
	Shares	Value
Common Stocks—97.8%
Communication Services—18.2%
BCE, Inc.	38,780	$ 2,151
Omnicom Group, Inc.	20,576	1,747
Spark New Zealand Ltd.	496,249	1,570
Telenor ASA	59,386	852
Verizon Communications, Inc.	28,038	1,428
		7,748

Consumer Discretionary—2.3%
Leggett & Platt, Inc.	27,981	974
Consumer Staples—8.1%
Coca-Cola Co. (The)	19,417	1,204
Flowers Foods, Inc.	14,998	386
Orkla ASA	70,455	626
PepsiCo, Inc.	3,580	599
Unilever plc	13,747	624
		3,439

Energy—2.0%
TotalEnergies SE	16,381	829
Financials—22.9%
Bank of Hawaii Corp.	9,627	808
IGM Financial, Inc.	38,891	1,374
PNC Financial Services Group, Inc. (The)	2,209	407
Royal Bank of Canada	14,062	1,551
Safety Insurance Group, Inc.	9,734	884
Singapore Exchange Ltd.	85,582	627
Tokio Marine Holdings, Inc.	20,320	1,182
U.S. Bancorp	18,335	975
Zurich Insurance Group AG	1,965	971
Zurich Insurance Group AG ADR	19,409	955
		9,734

Health Care—10.9%
AbbVie, Inc.	7,481	1,213
Merck & Co., Inc.	9,846	808
Patterson Cos., Inc.	37,006	1,198
Pfizer, Inc.	19,979	1,034
	Shares	Value

Health Care—continued
Sonic Healthcare Ltd.	14,062	$ 371
		4,624

Industrials—10.3%
Adecco Group AG Registered Shares	22,472	1,019
BAE Systems plc	219,432	2,061
MSC Industrial Direct Co., Inc. Class A	15,052	1,283
		4,363

Information Technology—4.3%
Cisco Systems, Inc.	3,790	211
International Business Machines Corp.	12,302	1,600
		1,811

Materials—6.5%
Amcor plc	140,020	1,587
Eastman Chemical Co.	7,729	866
Kemira OYJ	24,101	315
		2,768

Real Estate—1.2%
Crown Castle International Corp.	2,858	528
Utilities—11.1%
Fortis, Inc.	31,001	1,534
Southern Co. (The)	22,684	1,645
Terna - Rete Elettrica Nazionale	133,445	1,146
WEC Energy Group, Inc.	4,108	410
		4,735

Total Common Stocks (Identified Cost $35,751)		41,553

Total Long-Term Investments—97.8% (Identified Cost $35,751)		41,553

	Shares	Value

Short-Term Investment—1.8%
Money Market Mutual Fund—1.8%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.194%)(1)	749,368	$ 749
Total Short-Term Investment (Identified Cost $749)		749

TOTAL INVESTMENTS—99.6% (Identified Cost $36,500)		$42,302
Other assets and liabilities, net—0.4%		175
NET ASSETS—100.0%		$42,477

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	49%
Canada	16
Switzerland	11
United Kingdom	6
New Zealand	4
Norway	3
Japan	3
Other	8
Total	100%
† % of total investments as of March 31, 2022.
The following table summarizes the market value of the Fund’s investments as of March 31, 2022, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Equity Securities:
Common Stocks	$41,553	$29,360	$12,193
Money Market Mutual Fund	749	749	—
Total Investments	$42,302	$30,109	$12,193
There were no securities valued using significant unobservable inputs (Level 3) at March 31, 2022.
There were no transfers into or out of Level 3 related to securities held at March 31, 2022.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements

KAR Mid-Cap Core Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022
($ reported in thousands)
	Shares	Value
Common Stocks—96.6%
Consumer Discretionary—8.8%
Domino’s Pizza, Inc.	65,560	$ 26,684
Latham Group, Inc.(1)	1,843,424	24,407
Ross Stores, Inc.	478,961	43,327
SiteOne Landscape Supply, Inc.(1)	200,508	32,420
		126,838

Consumer Staples—3.1%
Lamb Weston Holdings, Inc.	758,873	45,464
Financials—15.0%
Berkley (W.R.) Corp.	813,079	54,143
Broadridge Financial Solutions, Inc.	313,893	48,876
First Financial Bankshares, Inc.	683,457	30,154
Houlihan Lokey, Inc. Class A	538,531	47,283
LPL Financial Holdings, Inc.	200,301	36,591
		217,047

Health Care—21.0%
Azenta, Inc.	789,377	65,424
Cooper Cos., Inc. (The)	151,583	63,299
Elanco Animal Health, Inc.(1)	1,507,098	39,320
Globus Medical, Inc. Class A(1)	930,024	68,617
West Pharmaceutical Services, Inc.	161,951	66,515
		303,175

	Shares	Value

Industrials—32.1%
Allegion plc	337,494	$ 37,050
AMETEK, Inc.	583,232	77,675
Equifax, Inc.	178,753	42,382
Exponent, Inc.	545,966	58,992
HEICO Corp. Class A	386,642	49,038
Lennox International, Inc.	81,174	20,931
Nordson Corp.	223,703	50,798
Old Dominion Freight Line, Inc.	138,803	41,458
Pentair plc	617,332	33,466
Verisk Analytics, Inc. Class A	246,553	52,918
		464,708

Information Technology—15.0%
Aspen Technology, Inc.(1)	465,845	77,037
Bentley Systems, Inc. Class B	1,113,536	49,196
Dolby Laboratories, Inc. Class A	725,254	56,729
Zebra Technologies Corp. Class A(1)	82,049	33,944
		216,906

Real Estate—1.6%
Equity LifeStyle Properties, Inc.	310,537	23,750
Total Common Stocks (Identified Cost $1,064,870)		1,397,888

Total Long-Term Investments—96.6% (Identified Cost $1,064,870)		1,397,888

	Shares	Value

Short-Term Investment—3.1%
Money Market Mutual Fund—3.1%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.194%)(2)	44,567,190	$ 44,567
Total Short-Term Investment (Identified Cost $44,567)		44,567

TOTAL INVESTMENTS—99.7% (Identified Cost $1,109,437)		$1,442,455
Other assets and liabilities, net—0.3%		4,327
NET ASSETS—100.0%		$1,446,782

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
The following table summarizes the market value of the Fund’s investments as of March 31, 2022, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2022	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$1,397,888	$1,397,888
Money Market Mutual Fund	44,567	44,567
Total Investments	$1,442,455	$1,442,455
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2022.
There were no transfers into or out of Level 3 related to securities held at March 31, 2022.
See Notes to Financial Statements

KAR Mid-Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022
($ reported in thousands)
	Shares	Value
Preferred Stock—2.0%
Information Technology—2.0%
Security Scorecard, Inc. Series E, 0.000%(1)(2)(3)	2,639,750	$ 49,692
Total Preferred Stock (Identified Cost $40,000)		49,692

Common Stocks—97.1%
Communication Services—3.0%
ROBLOX Corp. Class A(2)	555,715	25,696
ZoomInfo Technologies, Inc. Class A(2)	814,799	48,676
		74,372

Consumer Discretionary—17.7%
Domino’s Pizza, Inc.	103,520	42,134
Global-e Online Ltd.(2)	888,303	30,007
MercadoLibre, Inc.(2)	83,335	99,125
Pool Corp.	152,131	64,329
Rollins, Inc.	1,077,676	37,772
Ross Stores, Inc.	424,676	38,416
SiteOne Landscape Supply, Inc.(2)	621,195	100,441
Sweetgreen, Inc. Class A (2)	901,221	28,830
		441,054

Consumer Staples—8.6%
Brown-Forman Corp. Class B	753,881	50,525
Celsius Holdings, Inc.(2)	882,270	48,684
Freshpet, Inc.(2)	285,730	29,327
McCormick & Co., Inc. Non-voting Shares	323,378	32,273
Monster Beverage Corp.(2)	303,996	24,289
National Beverage Corp.	674,520	29,342
		214,440

Financials—7.9%
Goosehead Insurance, Inc. Class A	623,649	49,000
MarketAxess Holdings, Inc.	86,716	29,501
Signature Bank	274,562	80,581
T. Rowe Price Group, Inc.	244,810	37,013
		196,095

	Shares	Value

Health Care—12.7%
Definitive Healthcare Corp. Class A(2)	576,912	$ 14,221
Elanco Animal Health, Inc.(2)	1,463,703	38,188
HealthEquity, Inc.(2)	881,125	59,423
IDEXX Laboratories, Inc.(2)	85,319	46,675
Mettler-Toledo International, Inc.(2)	36,735	50,444
Silk Road Medical, Inc.(2)	757,869	31,292
STAAR Surgical Co.(2)	370,655	29,619
Zoetis, Inc. Class A	248,485	46,862
		316,724

Industrials—11.1%
Acuity Brands, Inc.	173,357	32,817
CoStar Group, Inc.(2)	589,681	39,279
Equifax, Inc.	267,671	63,465
Fair Isaac Corp.(2)	150,541	70,221
Lyft, Inc. Class A(2)	897,742	34,473
Roper Technologies, Inc.	79,514	37,549
		277,804

Information Technology—36.1%
Amphenol Corp. Class A	768,393	57,898
Avalara, Inc.(2)	655,188	65,198
Bill.com Holdings, Inc.(2)	773,315	175,380
Datadog, Inc. Class A(2)	519,598	78,704
DocuSign, Inc.(2)	443,943	47,555
FleetCor Technologies, Inc.(2)	193,623	48,224
Gartner, Inc.(2)	322,513	95,935
MongoDB, Inc. Class A(2)	95,169	42,216
nCino, Inc.(2)	828,953	33,970
Paycom Software, Inc.(2)	214,350	74,247
Teradyne, Inc.	458,775	54,241
Trade Desk, Inc. (The) Class A(2)	1,250,830	86,620
Workday, Inc. Class A(2)	165,770	39,695
		899,883

Total Common Stocks (Identified Cost $1,724,688)		2,420,372

Total Long-Term Investments—99.1% (Identified Cost $1,764,688)		2,470,064

	Shares	Value

Short-Term Investment—0.9%
Money Market Mutual Fund—0.9%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.194%)(4)	23,836,059	$ 23,836
Total Short-Term Investment (Identified Cost $23,836)		23,836

TOTAL INVESTMENTS—100.0% (Identified Cost $1,788,524)		$2,493,900
Other assets and liabilities, net—(0.0)%		(965)
NET ASSETS—100.0%		$2,492,935

Footnote Legend:
(1)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(2)	Non-income producing.
(3)	All or a portion of the security is restricted.
(4)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	95%
Brazil	4
Israel	1
Total	100%
† % of total investments as of March 31, 2022.
See Notes to Financial Statements

KAR Mid-Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of March 31, 2022, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2022	Level 1 Quoted Prices	Level 3 Significant Unobservable Inputs
Assets:
Equity Securities:
Common Stocks	$2,420,372	$2,420,372	$ —
Preferred Stock	49,692	—	49,692
Money Market Mutual Fund	23,836	23,836	—
Total Investments	$2,493,900	$2,444,208	$49,692
There were no securities valued using significant observable inputs (Level 2) at March 31, 2022.
There were no transfers into or out of Level 3 related to securities held at March 31, 2022.
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Preferred Stock
Investments in Securities
Balance as of September 30, 2021:	$ 42,579	$ 42,579
Change in unrealized appreciation (depreciation)(a)	7,113	7,113
Balance as of March 31, 2022	$ 49,692	$ 49,692
(a) The change in unrealized appreciation (depreciation) on investments still held at March 31, 2022, was $7,113.
The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at March 31, 2022:
Investments in Securities – Assets	Ending Balance at March 31, 2022	Valuation Technique Used	Unobservable Inputs	Input Values
Preferred Stock:
Security Scorecard, Inc. Series E	$49,692	Market and Company Comparables	EV Multiples	20.02x (2.34x - 56.48x)
				13.83x (2.43x - 39.76x)

See Notes to Financial Statements

KAR Small-Cap Core Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022
($ reported in thousands)
	Shares	Value
Common Stocks—96.4%
Communication Services—5.8%
Autohome, Inc. ADR	896,195	$ 27,253
Rightmove plc	8,959,000	74,043
		101,296

Consumer Discretionary—5.6%
Acushnet Holdings Corp.	1,711,041	68,886
LCI Industries	289,028	30,004
		98,890

Consumer Staples—1.8%
PriceSmart, Inc.	407,189	32,115
Energy—1.6%
Dril-Quip, Inc.(1)	739,140	27,607
Financials—22.8%
Artisan Partners Asset Management, Inc. Class A	795,600	31,307
BancFirst Corp.	741,465	61,697
FactSet Research Systems, Inc.	149,440	64,879
First Hawaiian, Inc.	2,883,755	80,428
Moelis & Co. Class A	997,440	46,830
Primerica, Inc.	542,512	74,227
RLI Corp.	365,903	40,480
		399,848

Health Care—5.9%
Atrion Corp.	48,880	34,851
CorVel Corp.(1)	403,080	67,895
		102,746

Industrials—35.7%
Donaldson Co., Inc.	420,200	21,821
	Shares	Value

Industrials—continued
EMCOR Group, Inc.	769,970	$ 86,722
FTI Consulting, Inc.(1)	728,694	114,566
Graco, Inc.	1,048,110	73,074
Landstar System, Inc.	472,009	71,193
RBC Bearings, Inc.(1)	285,487	55,350
Simpson Manufacturing Co., Inc.	739,217	80,604
Toro Co. (The)	690,701	59,048
Watts Water Technologies, Inc. Class A	461,374	64,403
		626,781

Information Technology—16.1%
Aspen Technology, Inc.(1)	509,600	84,273
Clearwater Analytics Holdings, Inc. Class A (1)	1,093,878	22,971
Jack Henry & Associates, Inc.	192,600	37,952
Manhattan Associates, Inc.(1)	549,220	76,182
Teledyne Technologies, Inc.(1)	128,168	60,576
		281,954

Materials—1.1%
AptarGroup, Inc.	169,112	19,871
Total Common Stocks (Identified Cost $1,061,017)		1,691,108

Total Long-Term Investments—96.4% (Identified Cost $1,061,017)		1,691,108

	Shares	Value

Short-Term Investment—3.6%
Money Market Mutual Fund—3.6%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.194%)(2)	62,432,564	$ 62,433
Total Short-Term Investment (Identified Cost $62,433)		62,433

TOTAL INVESTMENTS—100.0% (Identified Cost $1,123,450)		$1,753,541
Other assets and liabilities, net—(0.0)%		(220)
NET ASSETS—100.0%		$1,753,321

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	94%
United Kingdom	4
China	2
Total	100%
† % of total investments as of March 31, 2022.
The following table summarizes the market value of the Fund’s investments as of March 31, 2022, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Equity Securities:
Common Stocks	$1,691,108	$1,617,065	$74,043
Money Market Mutual Fund	62,433	62,433	—
Total Investments	$1,753,541	$1,679,498	$74,043
There were no securities valued using significant unobservable inputs (Level 3) at March 31, 2022.
There were no transfers into or out of Level 3 related to securities held at March 31, 2022.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements

KAR Small-Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022
($ reported in thousands)
	Shares	Value
Common Stocks—99.3%
Communication Services—15.2%
Auto Trader Group plc	33,192,329	$ 274,012
Autohome, Inc. ADR	4,315,180	131,225
MediaAlpha, Inc. Class A(1)(2)	4,646,036	76,892
Rightmove plc	31,030,150	256,453
		738,582

Consumer Discretionary—12.0%
Dream Finders Homes, Inc. Class A(1)(2)(3)	3,270,247	55,856
Fox Factory Holding Corp.(1)(2)	3,126,978	306,287
Ollie’s Bargain Outlet Holdings, Inc.(1)(2)	4,603,672	197,774
Olo, Inc. Class A(2)	1,536,045	20,353
		580,270

Consumer Staples—4.1%
Chefs’ Warehouse, Inc. (The)(1)(2)	2,249,523	73,334
Grocery Outlet Holding Corp.(2)	2,461,022	80,672
PriceSmart, Inc.	590,298	46,557
		200,563

Financials—28.1%
FactSet Research Systems, Inc.	330,708	143,577
Goosehead Insurance, Inc. Class A	778,700	61,183
Interactive Brokers Group, Inc. Class A	2,645,856	174,388
MarketAxess Holdings, Inc.	287,485	97,803
Morningstar, Inc.	794,942	217,154
Oportun Financial Corp.(1)(2)	1,935,930	27,800
Ryan Specialty Group Holdings, Inc. Class A(1)(2)	10,175,150	394,694
ServisFirst Bancshares, Inc.	2,594,924	247,270
		1,363,869

	Shares	Value

Health Care—4.8%
Mesa Laboratories, Inc.	85,353	$ 21,755
National Research Corp.(1)	2,409,518	95,537
U.S. Physical Therapy, Inc.(1)	1,185,000	117,848
		235,140

Industrials—8.2%
AAON, Inc.(1)	2,808,400	156,512
HEICO Corp. Class A	1,140,383	144,635
Omega Flex, Inc.(1)	758,755	98,540
		399,687

Information Technology—26.9%
Aspen Technology, Inc.(2)	1,296,926	214,473
Avalara, Inc.(2)	1,180,000	117,422
Bill.com Holdings, Inc.(2)	1,750,005	396,884
Blackline, Inc.(2)	2,073,403	151,815
Duck Creek Technologies, Inc.(1)(2)	8,694,221	192,316
nCino, Inc.(2)	2,231,048	91,428
NVE Corp.(1)	412,690	22,479
SPS Commerce, Inc.(2)	899,164	117,970
		1,304,787

Total Common Stocks (Identified Cost $3,059,011)		4,822,898

Total Long-Term Investments—99.3% (Identified Cost $3,059,011)		4,822,898

Short-Term Investment—0.8%
Money Market Mutual Fund—0.8%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.194%)(4)	37,695,469	37,695
Total Short-Term Investment (Identified Cost $37,695)		37,695

	Shares	Value

Securities Lending Collateral—0.7%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.194%)(4)(5)	34,333,575	$ 34,334
Total Securities Lending Collateral (Identified Cost $34,334)		34,334

TOTAL INVESTMENTS—100.8% (Identified Cost $3,131,040)		$4,894,927
Other assets and liabilities, net—(0.8)%		(38,171)
NET ASSETS—100.0%		$4,856,756

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Affiliated company. See Note 3H in Notes to Financial Statements.
(2)	Non-income producing.
(3)	All or a portion of security is on loan.
(4)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(5)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	86%
United Kingdom	11
China	3
Total	100%
† % of total investments as of March 31, 2022.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements

KAR Small-Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of March 31, 2022, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Equity Securities:
Common Stocks	$4,822,898	$4,292,433	$530,465
Securities Lending Collateral	34,334	34,334	—
Money Market Mutual Fund	37,695	37,695	—
Total Investments	$4,894,927	$4,364,462	$530,465
There were no securities valued using significant unobservable inputs (Level 3) at March 31, 2022.
There were no transfers into or out of Level 3 related to securities held at March 31, 2022.
See Notes to Financial Statements

KAR Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022
($ reported in thousands)
	Shares	Value
Common Stocks—97.6%
Consumer Discretionary—20.4%
Cheesecake Factory, Inc. (The)(1)	1,165,215	$ 46,364
Latham Group, Inc.(1)	1,763,745	23,352
Leslie’s, Inc.(1)	2,453,718	47,504
SiteOne Landscape Supply, Inc.(1)	289,168	46,756
Terminix Global Holdings, Inc.(1)	1,025,711	46,803
Thor Industries, Inc.	538,406	42,372
		253,151

Consumer Staples—5.2%
National Beverage Corp.	867,770	37,748
WD-40 Co.	146,451	26,834
		64,582

Financials—19.6%
Bank of Hawaii Corp.	549,215	46,090
First Financial Bankshares, Inc.	478,223	21,099
Houlihan Lokey, Inc. Class A	570,215	50,065
Lakeland Financial Corp.	317,426	23,172
Primerica, Inc.	239,735	32,801
RLI Corp.	340,249	37,642
Stock Yards Bancorp, Inc.	612,556	32,404
		243,273

Health Care—6.3%
Anika Therapeutics, Inc.(1)	431,177	10,827
Azenta, Inc.	815,607	67,597
		78,424

	Shares	Value

Industrials—32.0%
Albany International Corp. Class A	521,678	$ 43,988
Armstrong World Industries, Inc.	449,520	40,461
Construction Partners, Inc. Class A(1)	1,269,853	33,245
Graco, Inc.	622,704	43,415
Hillman Solutions Corp.(1)	712,239	8,461
John Bean Technologies Corp.	246,148	29,161
Landstar System, Inc.	266,288	40,164
RBC Bearings, Inc.(1)	259,912	50,392
UniFirst Corp.	228,902	42,182
Watsco, Inc.	216,780	66,040
		397,509

Information Technology—9.7%
American Software, Inc. Class A	1,006,834	20,982
Badger Meter, Inc.	204,069	20,348
EVERTEC, Inc.	1,293,599	52,947
Jack Henry & Associates, Inc.	134,745	26,552
		120,829

Materials—4.4%
Scotts Miracle-Gro Co. (The)	437,813	53,834
Total Common Stocks (Identified Cost $863,584)		1,211,602

Total Long-Term Investments—97.6% (Identified Cost $863,584)		1,211,602

	Shares	Value

Short-Term Investment—2.4%
Money Market Mutual Fund—2.4%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.194%)(2)	30,305,873	$ 30,306
Total Short-Term Investment (Identified Cost $30,306)		30,306

TOTAL INVESTMENTS—100.0% (Identified Cost $893,890)		$1,241,908
Other assets and liabilities, net—(0.0)%		(446)
NET ASSETS—100.0%		$1,241,462

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
The following table summarizes the market value of the Fund’s investments as of March 31, 2022, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2022	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$1,211,602	$1,211,602
Money Market Mutual Fund	30,306	30,306
Total Investments	$1,241,908	$1,241,908
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2022.
There were no transfers into or out of Level 3 related to securities held at March 31, 2022.
See Notes to Financial Statements

KAR Small-Mid Cap Core Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022
($ reported in thousands)
	Shares	Value
Common Stocks—96.4%
Consumer Discretionary—15.6%
Bright Horizons Family Solutions, Inc.(1)	259,836	$ 34,478
Pool Corp.	144,539	61,118
Rollins, Inc.	723,958	25,375
SiteOne Landscape Supply, Inc.(1)	328,235	53,072
Thor Industries, Inc.	438,493	34,510
		208,553

Financials—11.3%
Berkley (W.R.) Corp.	920,518	61,297
Interactive Brokers Group, Inc. Class A	566,133	37,314
LPL Financial Holdings, Inc.	291,133	53,184
		151,795

Health Care—14.5%
Charles River Laboratories International, Inc.(1)	209,479	59,486
Chemed Corp.	65,461	33,159
Cooper Cos., Inc. (The)	129,766	54,189
Elanco Animal Health, Inc.(1)	1,041,913	27,183
Globus Medical, Inc. Class A(1)	276,887	20,429
		194,446

Industrials—24.2%
Allegion plc	319,955	35,125
Copart, Inc.(1)	347,392	43,587
Equifax, Inc.	209,005	49,555
Exponent, Inc.	439,724	47,512
	Shares	Value

Industrials—continued
Fair Isaac Corp.(1)	52,225	$ 24,361
Lennox International, Inc.	136,930	35,309
Nordson Corp.	222,047	50,422
Watsco, Inc.	124,445	37,911
		323,782

Information Technology—26.9%
ANSYS, Inc.(1)	84,128	26,723
Aspen Technology, Inc.(1)	326,571	54,005
Bentley Systems, Inc. Class B	1,330,842	58,797
Dolby Laboratories, Inc. Class A	364,842	28,538
Jack Henry & Associates, Inc.	170,609	33,618
Teledyne Technologies, Inc.(1)	90,418	42,734
Teradyne, Inc.	437,290	51,701
Zebra Technologies Corp. Class A(1)	154,882	64,075
		360,191

Materials—3.9%
Scotts Miracle-Gro Co. (The)	424,511	52,198
Total Common Stocks (Identified Cost $1,171,248)		1,290,965

Total Long-Term Investments—96.4% (Identified Cost $1,171,248)		1,290,965

	Shares	Value

Short-Term Investment—4.3%
Money Market Mutual Fund—4.3%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.194%)(2)	56,947,982	$ 56,948
Total Short-Term Investment (Identified Cost $56,948)		56,948

TOTAL INVESTMENTS—100.7% (Identified Cost $1,228,196)		$1,347,913
Other assets and liabilities, net—(0.7)%		(8,871)
NET ASSETS—100.0%		$1,339,042

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
The following table summarizes the market value of the Fund’s investments as of March 31, 2022, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2022	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$1,290,965	$1,290,965
Money Market Mutual Fund	56,948	56,948
Total Investments	$1,347,913	$1,347,913
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2022.
There were no transfers into or out of Level 3 related to securities held at March 31, 2022.
See Notes to Financial Statements

KAR Small-Mid Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022
($ reported in thousands)
	Shares	Value
Common Stocks—98.2%
Communication Services—4.4%
MediaAlpha, Inc. Class A(1)	5,280	$ 87
Rightmove plc Unsponsored ADR	12,802	212
		299

Consumer Discretionary—7.2%
Ollie’s Bargain Outlet Holdings, Inc.(1)	2,690	116
Olo, Inc. Class A(1)	5,993	79
SiteOne Landscape Supply, Inc.(1)	1,834	297
		492

Consumer Staples—2.1%
Lamb Weston Holdings, Inc.	2,380	143
Financials—11.2%
FactSet Research Systems, Inc.	557	242
MarketAxess Holdings, Inc.	575	196
Ryan Specialty Group Holdings, Inc. Class A(1)	8,484	329
		767

Health Care—21.4%
Cooper Cos., Inc. (The)	428	179
Elanco Animal Health, Inc.(1)	5,520	144
Globus Medical, Inc. Class A(1)	2,947	217
HealthEquity, Inc.(1)	3,554	240
Silk Road Medical, Inc.(1)	6,399	264
West Pharmaceutical Services, Inc.	1,009	414
		1,458

Industrials—24.7%
Copart, Inc.(1)	2,238	280
Fair Isaac Corp.(1)	405	189
HEICO Corp. Class A	2,285	290
	Shares	Value

Industrials—continued
Old Dominion Freight Line, Inc.	1,614	$ 482
TransUnion	2,205	228
Verisk Analytics, Inc. Class A	997	214
		1,683

Information Technology—27.2%
Avalara, Inc.(1)	1,728	172
Bentley Systems, Inc. Class B	6,372	282
Clearwater Analytics Holdings, Inc. Class A (1)(2)	10,187	214
Copperleaf Technologies, Inc.(1)	12,687	164
Duck Creek Technologies, Inc.(1)	4,260	94
Jack Henry & Associates, Inc.	1,346	265
nCino, Inc.(1)	2,375	98
Teledyne Technologies, Inc.(1)	591	279
Tyler Technologies, Inc.(1)	639	284
		1,852

Total Common Stocks (Identified Cost $6,853)		6,694

Total Long-Term Investments—98.2% (Identified Cost $6,853)		6,694

Short-Term Investment—4.5%
Money Market Mutual Fund—4.5%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.194%)(3)	309,333	309
Total Short-Term Investment (Identified Cost $309)		309

	Shares	Value

Securities Lending Collateral—3.1%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.194%)(3)(4)	211,222	$ 211
Total Securities Lending Collateral (Identified Cost $211)		211

TOTAL INVESTMENTS—105.8% (Identified Cost $7,373)		$7,214
Other assets and liabilities, net—(5.8)%		(395)
NET ASSETS—100.0%		$6,819

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Non-income producing.
(2)	All or a portion of security is on loan.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(4)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	95%
United Kingdom	3
Canada	2
Total	100%
† % of total investments as of March 31, 2022.
The following table summarizes the market value of the Fund’s investments as of March 31, 2022, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2022	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$6,694	$6,694
Securities Lending Collateral	211	211
Money Market Mutual Fund	309	309
Total Investments	$7,214	$7,214
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2022.
There were no transfers into or out of Level 3 related to securities held at March 31, 2022.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements

KAR Small-Mid Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022
($ reported in thousands)
	Shares	Value
Common Stocks—98.4%
Consumer Discretionary—15.8%
Cheesecake Factory, Inc. (The)(1)	2,576	$ 103
Gentex Corp.	3,144	92
Leslie’s, Inc.(1)	5,948	115
Terminix Global Holdings, Inc.(1)	3,882	177
Thor Industries, Inc.	1,502	118
		605

Consumer Staples—4.3%
National Beverage Corp.	2,463	107
WD-40 Co.	312	57
		164

Financials—15.5%
Bank of Hawaii Corp.	1,600	134
Berkley (W.R.) Corp.	3,183	212
Broadridge Financial Solutions, Inc.	877	136
LPL Financial Holdings, Inc.	601	110
		592

Health Care—2.8%
Anika Therapeutics, Inc.(1)	1,445	36
CorVel Corp.(1)	422	71
		107

Industrials—26.8%
Armstrong World Industries, Inc.	1,017	92
Graco, Inc.	1,829	127
John Bean Technologies Corp.	742	88
Landstar System, Inc.	819	124
Lennox International, Inc.	404	104
Oshkosh Corp.	692	70
RBC Bearings, Inc.(1)	776	150
	Shares	Value

Industrials—continued
Toro Co. (The)	1,309	$ 112
TransUnion	1,511	156
		1,023

Information Technology—21.2%
American Software, Inc. Class A	4,086	85
CDK Global, Inc.	1,585	77
CDW Corp.	424	76
Dolby Laboratories, Inc. Class A	1,667	131
Jack Henry & Associates, Inc.	919	181
Teradyne, Inc.	1,102	130
Zebra Technologies Corp. Class A(1)	309	128
		808

Materials—6.3%
Axalta Coating Systems Ltd. (1)	3,303	81
Scotts Miracle-Gro Co. (The)	1,297	160
		241

Real Estate—5.7%
Lamar Advertising Co. Class A	734	85
MGM Growth Properties LLC Class A	3,424	133
		218

Total Common Stocks (Identified Cost $4,059)		3,758

Total Long-Term Investments—98.4% (Identified Cost $4,059)		3,758

	Shares	Value

Short-Term Investment—0.6%
Money Market Mutual Fund—0.6%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.194%)(2)	23,801	$ 24
Total Short-Term Investment (Identified Cost $24)		24

TOTAL INVESTMENTS—99.0% (Identified Cost $4,083)		$3,782
Other assets and liabilities, net—1.0%		39
NET ASSETS—100.0%		$3,821

Abbreviation:
LLC	Limited Liability Company

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
The following table summarizes the market value of the Fund’s investments as of March 31, 2022, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2022	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$3,758	$3,758
Money Market Mutual Fund	24	24
Total Investments	$3,782	$3,782
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2022.
There were no transfers into or out of Level 3 related to securities held at March 31, 2022.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements

SGA Emerging Markets Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022
($ reported in thousands)
	Shares	Value
Common Stocks—99.0%
Communication Services—9.1%
Kakao Corp.	2,535	$ 220
NAVER Corp.	573	159
Tencent Holdings Ltd.	2,255	104
		483

Consumer Discretionary—19.0%
Fast Retailing Co. Ltd.	425	218
Huazhu Group Ltd.	59,410	198
JD.com, Inc. Class A(1)	4,172	119
MercadoLibre, Inc.(1)	224	267
Yum China Holdings, Inc.	4,916	214
		1,016

Consumer Staples—30.5%
Budweiser Brewing Co. APAC Ltd.	80,094	211
China Mengniu Dairy Co., Ltd.(1)	37,100	199
CP ALL PCL	165,985	323
Fomento Economico Mexicano SAB de C.V. Sponsored ADR	3,036	252
Raia Drogasil S.A.	36,870	185
Unilever plc Sponsored ADR	3,266	149
Wal-Mart de Mexico SAB de C.V.	75,380	309
		1,628

Financials—23.9%
AIA Group Ltd.	21,721	227
Bank Central Asia Tbk PT	442,738	246
HDFC Bank Ltd. ADR	5,059	310
Sanlam Ltd.(2)	47,341	233
XP, Inc. Class A(1)	8,698	262
		1,278

Health Care—6.0%
Abbott Laboratories	1,232	146
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	166,109	176
		322

	Shares	Value

Information Technology—6.1%
Infosys Ltd. Sponsored ADR	13,028	$ 324
Materials—2.6%
Asian Paints Ltd.	3,424	139
Real Estate—1.8%
Country Garden Services Holdings Co., Ltd.	23,027	97
Total Common Stocks (Identified Cost $5,013)		5,287

Total Long-Term Investments—99.0% (Identified Cost $5,013)		5,287

Short-Term Investment—0.1%
Money Market Mutual Fund—0.1%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.194%)(3)	3,548	4
Total Short-Term Investment (Identified Cost $4)		4

Securities Lending Collateral—4.6%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.194%)(3)(4)	244,032	244
Total Securities Lending Collateral (Identified Cost $244)		244

TOTAL INVESTMENTS—103.7% (Identified Cost $5,261)		$5,535
Other assets and liabilities, net—(3.7)%		(196)
NET ASSETS—100.0%		$5,339
Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Non-income producing.
(2)	All or a portion of security is on loan.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(4)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
China	16%
India	14
Brazil	13
Hong Kong	12
Mexico	10
United States	7
South Korea	7
Other	21
Total	100%
† % of total investments as of March 31, 2022.
The following table summarizes the market value of the Fund’s investments as of March 31, 2022, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Equity Securities:
Common Stocks	$5,287	$2,204	$3,083
Securities Lending Collateral	244	244	—
Money Market Mutual Fund	4	4	—
Total Investments	$5,535	$2,452	$3,083
There were no securities valued using significant unobservable inputs (Level 3) at March 31, 2022.
There were no transfers into or out of Level 3 related to securities held at March 31, 2022.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements

SGA Global Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022
($ reported in thousands)
	Shares	Value
Common Stocks—98.4%
Communication Services—5.4%
Alphabet, Inc. Class C(1)	1,690	$ 4,720
Walt Disney Co. (The)(1)	25,803	3,539
		8,259

Consumer Discretionary—11.8%
Amazon.com, Inc.(1)	2,568	8,372
MercadoLibre, Inc.(1)	4,002	4,760
Yum! Brands, Inc.	42,940	5,090
		18,222

Consumer Staples—7.8%
China Mengniu Dairy Co., Ltd.(1)	603,810	3,237
CP ALL PCL	2,190,508	4,268
Heineken N.V.	47,808	4,572
		12,077

Financials—12.8%
AIA Group Ltd.	520,933	5,440
HDFC Bank Ltd. ADR	102,560	6,290
MSCI, Inc. Class A	9,162	4,607
XP, Inc. Class A(1)	109,832	3,306
		19,643

Health Care—20.3%
Alcon, Inc.	60,812	4,824
Danaher Corp.	16,480	4,834
ICON plc ADR(1)	19,053	4,634
Illumina, Inc.(1)	8,913	3,114
Intuitive Surgical, Inc.(1)	12,884	3,887
Medtronic plc	42,222	4,685
Novo Nordisk A/S Class B	48,203	5,346
		31,324

Industrials—2.7%
Recruit Holdings Co., Ltd.	95,835	4,164
Information Technology—33.1%
Autodesk, Inc.(1)	21,578	4,625
Dassault Systemes SE	81,234	3,991
	Shares	Value

Information Technology—continued
FleetCor Technologies, Inc.(1)	18,636	$ 4,642
Infosys Ltd. Sponsored ADR	181,942	4,529
Intuit, Inc.	9,719	4,673
Microsoft Corp.	17,774	5,480
PayPal Holdings, Inc.(1)	29,314	3,390
salesforce.com, Inc.(1)	21,282	4,519
SAP SE Sponsored ADR	24,932	2,766
Visa, Inc. Class A	31,083	6,893
Workday, Inc. Class A(1)	23,094	5,530
		51,038

Materials—2.0%
Linde plc	9,518	3,040
Real Estate—2.5%
Equinix, Inc.	5,251	3,894
Total Common Stocks (Identified Cost $125,686)		151,661

Total Long-Term Investments—98.4% (Identified Cost $125,686)		151,661

Short-Term Investment—1.7%
Money Market Mutual Fund—1.7%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.194%)(2)	2,670,699	2,671
Total Short-Term Investment (Identified Cost $2,671)		2,671

TOTAL INVESTMENTS—100.1% (Identified Cost $128,357)		$154,332
Other assets and liabilities, net—(0.1)%		(186)
NET ASSETS—100.0%		$154,146
Abbreviations:
ADR	American Depositary Receipt
MSCI	Morgan Stanley Capital International

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	58%
India	7
Hong Kong	6
Denmark	3
Switzerland	3
Argentina	3
Ireland	3
Other	17
Total	100%
† % of total investments as of March 31, 2022.
The following table summarizes the market value of the Fund’s investments as of March 31, 2022, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Equity Securities:
Common Stocks	$151,661	$120,643	$31,018
Money Market Mutual Fund	2,671	2,671	—
Total Investments	$154,332	$123,314	$31,018
There were no securities valued using significant unobservable inputs (Level 3) at March 31, 2022
There were no transfers into or out of Level 3 related to securities held at March 31, 2022.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements

SGA New Leaders Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022
($ reported in thousands)
	Shares	Value
Common Stocks—97.0%
Communication Services—10.4%
Kakao Corp.	2,264	$ 197
Match Group, Inc.(1)	2,798	304
Spotify Technology S.A.(1)	1,403	212
		713

Consumer Discretionary—7.9%
Huazhu Group Ltd.	39,572	132
MercadoLibre, Inc.(1)	175	208
Yum! Brands, Inc.	1,686	200
		540

Consumer Staples—13.9%
China Mengniu Dairy Co., Ltd.(1)	35,131	188
CP ALL PCL	134,298	262
Fomento Economico Mexicano SAB de C.V. Sponsored ADR	2,530	209
Raia Drogasil S.A.	30,376	153
Unicharm Corp.	3,748	135
		947

Financials—9.5%
First Republic Bank	1,186	192
MSCI, Inc. Class A	402	202
XP, Inc. Class A(1)	8,428	254
		648

Health Care—23.0%
Alcon, Inc.(2)	2,694	214
ICON plc ADR(1)	847	206
IDEXX Laboratories, Inc.(1)	275	150
IQVIA Holdings, Inc.(1)	1,209	279
M3, Inc.	3,794	137
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	132,472	141
STERIS plc	925	224
Veeva Systems, Inc. Class A(1)	1,039	221
		1,572

Industrials—3.1%
CoStar Group, Inc.(1)	3,201	213
Information Technology—20.2%
Adyen N.V.(1)	84	166
Autodesk, Inc.(1)	1,276	274
FleetCor Technologies, Inc.(1)	1,160	289
	Shares	Value

Information Technology—continued
Okta, Inc. Class A(1)	1,625	$ 245
RingCentral, Inc. Class A(1)	1,735	203
Workday, Inc. Class A(1)	859	206
		1,383

Materials—6.0%
Ball Corp.	2,224	200
Ecolab, Inc.	1,207	213
		413

Real Estate—3.0%
Equinix, Inc.	277	206
Total Common Stocks (Identified Cost $7,198)		6,635

Total Long-Term Investments—97.0% (Identified Cost $7,198)		6,635

Short-Term Investment—2.3%
Money Market Mutual Fund—2.3%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.194%)(3)	155,363	155
Total Short-Term Investment (Identified Cost $155)		155

Securities Lending Collateral—1.5%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.194%)(3)(4)	107,250	107
Total Securities Lending Collateral (Identified Cost $107)		107

TOTAL INVESTMENTS—100.8% (Identified Cost $7,460)		$6,897
Other assets and liabilities, net—(0.8)%		(58)
NET ASSETS—100.0%		$6,839
Abbreviations:
ADR	American Depositary Receipt
MSCI	Morgan Stanley Capital International

Footnote Legend:
(1)	Non-income producing.
(2)	All or a portion of security is on loan.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(4)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	59%
Brazil	6
China	4
Japan	4
Thailand	4
Switzerland	3
Sweden	3
Other	17
Total	100%
† % of total investments as of March 31, 2022.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements

SGA New Leaders Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of March 31, 2022, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Equity Securities:
Common Stocks	$6,635	$5,277	$1,358
Securities Lending Collateral	107	107	—
Money Market Mutual Fund	155	155	—
Total Investments	$6,897	$5,539	$1,358
There were no securities valued using significant unobservable inputs (Level 3) at March 31, 2022.
There were no transfers into or out of Level 3 related to securities held at March 31, 2022.
See Notes to Financial Statements

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—4.1%
U.S. Treasury Bonds
2.375%, 2/15/42	$ 1,265	$ 1,220
3.000%, 8/15/48	7,650	8,353
2.000%, 2/15/50	2,045	1,842
1.375%, 8/15/50	12,745	9,810
1.875%, 2/15/51	5,255	4,592
2.000%, 8/15/51	440	397
U.S. Treasury Notes
0.250%, 5/31/25	1,610	1,498
1.125%, 2/15/31	2,565	2,316
1.625%, 5/15/31	900	847
1.250%, 8/15/31	1,170	1,064
1.375%, 11/15/31	830	761
Total U.S. Government Securities (Identified Cost $35,089)		32,700

Municipal Bonds—0.7%
California—0.1%
Santa Clara Valley Water District Series B, Taxable 2.967%, 6/1/50	510	446
University of California, Series B-A, Taxable 4.428%, 5/15/48	380	404
		850

Florida—0.3%
Broward County, Water & Sewer Utility Revenue Series A 4.000%, 10/1/47	2,115	2,283
Idaho—0.0%
Idaho Health Facilities Authority St. Luke’s Health System Revenue Taxable 5.020%, 3/1/48	450	511
Illinois—0.0%
Sales Tax Securitization Corp. Series B, Second Lien, Taxable (BAM Insured) 3.411%, 1/1/43	70	65
Texas—0.2%
City of San Antonio, General Obligation Taxable 1.963%, 2/1/33	530	477
State of Texas, General Obligation Taxable 3.211%, 4/1/44	180	175
	Par Value	Value

Texas—continued
Texas Public Finance Authority Revenue Taxable 2.140%, 2/1/35	$ 585	$ 516
Texas Transportation Commission State Highway Fund Revenue Taxable 4.000%, 10/1/33	160	171
		1,339

Virginia—0.1%
City of Bristol, General Obligation Taxable (State AID Withholding Insured) 4.210%, 1/1/42	640	664
Total Municipal Bonds (Identified Cost $5,864)		5,712

Foreign Government Securities—0.6%
Bolivarian Republic of Venezuela
9.375%, 1/13/34(1)	130	11
RegS 7.650%, 4/21/25(1)(2)	320	26
Dominican Republic 144A 6.000%, 2/22/33(3)	815	796
Emirate of Dubai Government International Bonds RegS 5.250%, 1/30/43(2)	540	556
Oman Government International Bond 144A 7.375%, 10/28/32(3)	580	664
Republic of Panama 3.298%, 1/19/33	465	444
Republic of Turkey 8.600%, 9/24/27	510	522
Republic of Venezuela RegS 8.250%, 10/13/24(1)(2)	40	3
Saudi Arabia Government International Bond 144A 3.250%, 10/22/30(3)	485	489
State of Qatar 144A 4.400%, 4/16/50(3)	615	691
United Mexican States 2.659%, 5/24/31	645	587
Total Foreign Government Securities (Identified Cost $5,411)		4,789

	Par Value	Value

Mortgage-Backed Securities—7.9%
Agency—0.1%
Federal Home Loan Mortgage Corporation
Pool #A46224 5.000%, 7/1/35	$ 55	$ 59
Pool #A62213 6.000%, 6/1/37	103	115
Federal National Mortgage Association
Pool #254549 6.000%, 12/1/32	16	17
Pool #735061 6.000%, 11/1/34	118	129
Pool #880117 5.500%, 4/1/36	3	4
Pool #938574 5.500%, 9/1/36	67	73
Pool #310041 6.500%, 5/1/37	90	102
Pool #909092 6.000%, 9/1/37	7	8
Pool #972569 5.000%, 3/1/38	76	81
Pool #909175 5.500%, 4/1/38	56	62
Pool #929625 5.500%, 6/1/38	73	81
Pool #909220 6.000%, 8/1/38	61	67
		798

Non-Agency—7.8%
Ajax Mortgage Loan Trust
2021-A, A1 144A 1.065%, 9/25/65(3)(4)	544	510
2019-D, A1 144A 2.956%, 9/25/65(3)(4)	454	455
American Homes 4 Rent Trust
2014-SFR2, C 144A 4.705%, 10/17/36(3)	1,050	1,055
2015-SFR1, A 144A 3.467%, 4/17/52(3)	937	930
2015-SFR2, C 144A 4.691%, 10/17/52(3)	335	340
AMSR Trust
2020-SFR1, B 144A 2.120%, 4/17/37(3)	530	501
2020-SFR2, C 144A 2.533%, 7/17/37(3)	750	713
2020-SFR2, D 144A 3.282%, 7/17/37(3)	770	740
Angel Oak Mortgage Trust LLC 2020-4, A1 144A 1.469%, 6/25/65(3)(4)	573	564
See Notes to Financial Statements

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
Angel Oak SB Commercial Mortgage Trust 2020-SBC1, A1 144A 2.068%, 5/25/50(3)(4)	$ 714	$ 696
Arroyo Mortgage Trust
2021-1R, A1 144A 1.175%, 10/25/48(3)(4)	913	865
2019-1, A1 144A 3.805%, 1/25/49(3)(4)	93	92
2019-2, A1 144A 3.347%, 4/25/49(3)(4)	1,161	1,133
2022-1, A1B 144A 3.269%, 12/25/56(3)(4)	670	643
Banc of America Funding Trust
2004-B, 2A1 2.505%, 11/20/34(4)	32	34
2005-1, 1A1 5.500%, 2/25/35	96	95
Bayview Opportunity Master Fund IVa Trust 2017-SPL5, B1 144A 4.000%, 6/28/57(3)(4)	100	97
BBCMS Mortgage Trust 2018-TALL, A (1 month LIBOR + 0.722%, Cap N/A, Floor 0.722%) 144A 1.119%, 3/15/37(3)(4)	800	780
BPR Trust 2021-KEN, A (1 month LIBOR + 1.250%, Cap N/A, Floor 1.250%) 144A 1.647%, 2/15/29(3)(4)	920	914
BRAVO Residential Funding Trust 2021-A, A1 144A 1.991%, 1/25/24(3)(4)	396	380
BX Commercial Mortgage Trust 2022-LP2, D (TSFR1M + 1.961%, Cap N/A, Floor 1.961%) 144A 2.266%, 2/15/39(3)(4)	265	259
BX Trust 2019-OC11, D 144A 4.075%, 12/9/41(3)(4)	1,379	1,280
Cascade MH Asset Trust 2021-MH1, A1 144A 1.753%, 2/25/46(3)	1,177	1,091
CF Hippolyta LLC 2020-1, A1 144A 1.690%, 7/15/60(3)	391	370
CHL Mortgage Pass-Through Trust 2004-6, 1A2 2.072%, 5/25/34(4)	123	122
	Par Value	Value

Non-Agency—continued
CIM Trust 2021-NR4, A1 144A 2.816%, 10/25/61(3)(4)	$ 488	$ 466
Citigroup Mortgage Loan Trust, Inc. 2018-RP1, A1 144A 3.000%, 9/25/64(3)(4)	466	464
COLT Trust 2020-RPL1, A1 144A 1.390%, 1/25/65(3)(4)	163	153
COMM Mortgage Trust 2020-CBM, B 144A 3.099%, 2/10/37(3)	490	471
CoreVest American Finance Issuer LLC 2021-RTL1, A1 144A 2.239%, 3/28/29(3)(4)	290	274
CoreVest American Finance Trust
2020-1, A1 144A 1.832%, 3/15/50(3)	442	422
2019-3, C 144A 3.265%, 10/15/52(3)	295	273
2018-2, A 144A 4.026%, 11/15/52(3)	315	316
2020-4, A 144A 1.174%, 12/15/52(3)	551	511
2020-3, A 144A 1.358%, 8/15/53(3)	571	528
Credit Suisse Mortgage Capital Trust
2014-IVR2, A2 144A 3.820%, 4/25/44(3)(4)	11	10
2017-RPL1, A1 144A 2.750%, 7/25/57(3)(4)	477	473
2020-RPL4, A1 144A 2.000%, 1/25/60(3)(4)	343	330
2021-NQM1, A1 144A 0.809%, 5/25/65(3)(4)	176	171
2020-NQM1, A1 144A 1.208%, 5/25/65(3)(4)	107	106
2021-NQM2, A1 144A 1.179%, 2/25/66(3)(4)	462	445
Dominion Mortgage Trust 2021-RTL1, A1 144A 2.487%, 7/25/27(3)(4)	875	873
Ellington Financial Mortgage Trust
2019-2, A3 144A 3.046%, 11/25/59(3)(4)	54	53
2021-2, A3 144A 1.291%, 6/25/66(3)(4)	626	583
FirstKey Homes Trust
2020-SFR2, B 144A 1.567%, 10/19/37(3)	645	598
2021-SFR1, D 144A 2.189%, 8/17/38(3)	880	799
	Par Value	Value

Non-Agency—continued
Flagstar Mortgage Trust 2017-1, 1A3 144A 3.500%, 3/25/47(3)(4)	$ 104	$ 104
Galton Funding Mortgage Trust
2017-1, A21 144A 3.500%, 7/25/56(3)(4)	24	24
2018-1, A23 144A 3.500%, 11/25/57(3)(4)	28	28
GCAT Trust 2020-NQM1, A1 144A 2.247%, 1/25/60(3)(4)	35	35
GCT Commercial Mortgage Trust 2021-GCT, A (1 month LIBOR + 0.800%, Cap N/A, Floor 0.800%) 144A 1.197%, 2/15/38(3)(4)	1,080	1,062
GS Mortgage Securities Trust
2012-ALOH, A 144A 3.551%, 4/10/34(3)	187	187
2020-GC45, AS 3.173%, 2/13/53(4)	565	555
GS Mortgage-Backed Securities Trust 2020-NQM1, A3 144A 2.352%, 9/27/60(3)(4)	282	278
Hilton USA Trust 2016-SFP, B 144A 3.323%, 11/5/35(3)	500	493
Home Partners of America Trust 2020-2, A 144A 1.532%, 1/17/41(3)	524	479
JPMorgan Chase (WaMu) Mortgage Pass-Through Certificates 2003-S11, 3A5 5.950%, 11/25/33	85	84
JPMorgan Chase Mortgage Trust
2014-2, 2A2 144A 3.500%, 6/25/29(3)(4)	26	25
2014-1, 2A12 144A 3.500%, 1/25/44(3)(4)	19	19
2016-SH1, M2 144A 3.750%, 4/25/45(3)(4)	181	177
2016-SH2, M2 144A 3.750%, 12/25/45(3)(4)	391	385
2017-1, A2 144A 3.460%, 1/25/47(3)(4)	125	122
2017-3, 2A2 144A 2.500%, 8/25/47(3)(4)	61	59
2017-5, A1 144A 3.050%, 10/26/48(3)(4)	166	166
2017-4, A3 144A 3.500%, 11/25/48(3)(4)	207	208
See Notes to Financial Statements

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
KKR Industrial Portfolio Trust 2021-KDIP, C (1 month LIBOR + 1.000%, Cap N/A, Floor 1.000%) 144A 1.397%, 12/15/37(3)(4)	$ 652	$ 638
KNDL Mortgage Trust 2019-KNSQ, A (1 month LIBOR + 0.800%, Cap N/A, Floor 0.800%) 144A 1.197%, 5/15/36(3)(4)	565	560
LHOME Mortgage Trust
2021-RTL2, A1 144A 2.090%, 6/25/26(3)(4)	295	284
2021-RTL1, A1 144A 2.090%, 9/25/26(3)(4)	480	461
Mello Warehouse Securitization Trust
2021-1, C (1 month LIBOR + 1.100%, Cap N/A, Floor 1.100%) 144A 1.557%, 2/25/55(3)(4)	400	397
2021-2, C (1 month LIBOR + 1.100%, Cap N/A, Floor 1.100%) 144A 1.557%, 4/25/55(3)(4)	180	179
MetLife Securitization Trust 2017-1A, M1 144A 3.450%, 4/25/55(3)(4)	860	834
Mill City Mortgage Loan Trust
2017-1, M2 144A 3.250%, 11/25/58(3)(4)	395	395
2019-1, M2 144A 3.500%, 10/25/69(3)(4)	509	499
Morgan Stanley - Bank of America (Merrill Lynch) Trust 2013-C13, AS 4.266%, 11/15/46	275	277
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C22, AS 3.561%, 4/15/48	835	820
New Residential Mortgage Loan Trust
2014-1A, A 144A 3.750%, 1/25/54(3)(4)	195	195
2015-2A, A1 144A 3.750%, 8/25/55(3)(4)	122	121
2016-1A, A1 144A 3.750%, 3/25/56(3)(4)	59	59
2016-3A, B1 144A 4.000%, 9/25/56(3)(4)	381	383
2016-4A, A1 144A 3.750%, 11/25/56(3)(4)	43	43
2016-4A, B1A 144A 4.500%, 11/25/56(3)(4)	513	524
	Par Value	Value

Non-Agency—continued
2017-2A, A3 144A 4.000%, 3/25/57(3)(4)	$ 93	$ 93
2021-NQ2R, A1 144A 0.941%, 10/25/58(3)(4)	242	236
2019-RPL2, M2 144A 3.750%, 2/25/59(3)(4)	660	647
2019-NQM4, A1 144A 2.492%, 9/25/59(3)(4)	69	69
2020-1A, A1B 144A 3.500%, 10/25/59(3)(4)	542	538
NLT Trust 2021-INV2, A1 144A 1.162%, 8/25/56(3)(4)	481	451
OBX Trust
2019-INV1, A3 144A 4.500%, 11/25/48(3)(4)	85	85
2021-NQM3, A2 144A 1.260%, 7/25/61(3)(4)	621	584
Palisades Mortgage Loan Trust 2021-RTL1, A1 144A 2.857%, 6/25/26(3)(4)	430	416
Preston Ridge Partners Mortgage LLC
2020-6, A1 144A 2.363%, 11/25/25(3)(4)	807	786
2021-2, A1 144A 2.115%, 3/25/26(3)(4)	1,044	1,011
2021-3, A1 144A 1.867%, 4/25/26(3)(4)	500	478
2021-9, A1 144A 2.363%, 10/25/26(3)(4)	378	361
2021-RPL1, A1 144A 1.319%, 7/25/51(3)(4)	192	181
Pretium Mortgage Credit Partners I LLC 2021-NPL1, A1 144A 2.240%, 9/27/60(3)(4)	761	732
Progress Residential Trust
2021-SFR3, D 144A 2.288%, 5/17/26(3)	450	408
2019-SFR2, A 144A 3.147%, 5/17/36(3)	386	382
2019-SFR3, B 144A 2.571%, 9/17/36(3)	460	447
2021-SFR2, D 144A 2.197%, 4/19/38(3)	940	846
2021-SFR6, C 144A 1.855%, 7/17/38(3)	145	132
Provident Funding Mortgage Trust 2019-1, A2 144A 3.000%, 12/25/49(3)(4)	262	258
RCKT Mortgage Trust 2020-1, A1 144A 3.000%, 2/25/50(3)(4)	296	293
RCO VI Mortgage LLC 2022-1, A1 144A 3.000%, 1/25/27(3)(4)	275	267
	Par Value	Value

Non-Agency—continued
RCO VII Mortgage LLC 2021-2, A1 144A 2.116%, 9/25/26(3)(4)	$ 502	$ 483
Residential Mortgage Loan Trust 2019-2, A1 144A 2.913%, 5/25/59(3)(4)	100	100
Roc Mortgage Trust 2021-RTL1, A1 144A 2.487%, 8/25/26(3)(4)	865	830
Sequoia Mortgage Trust 2013-8, B1 3.493%, 6/25/43(4)	77	78
SG Residential Mortgage Trust 2019-3, A1 144A 2.703%, 9/25/59(3)(4)	139	137
Starwood Mortgage Residential Trust
2021-3, A3 144A 1.518%, 6/25/56(3)(4)	206	196
2020-2, A1 144A 2.718%, 4/25/60(3)(4)	34	34
2020-3, A1 144A 1.486%, 4/25/65(3)(4)	154	151
Towd Point Mortgage Trust
2016-1, M1 144A 3.500%, 2/25/55(3)(4)	160	161
2016-3, M1 144A 3.500%, 4/25/56(3)(4)	1,080	1,083
2016-4, B1 144A 3.800%, 7/25/56(3)(4)	585	581
2017-1, M1 144A 3.750%, 10/25/56(3)(4)	185	183
2017-4, A2 144A 3.000%, 6/25/57(3)(4)	670	654
2019-1, A1 144A 3.658%, 3/25/58(3)(4)	464	463
2018-6, A1B 144A 3.750%, 3/25/58(3)(4)	420	419
2018-6, A2 144A 3.750%, 3/25/58(3)(4)	1,270	1,258
2019-2, A2 144A 3.750%, 12/25/58(3)(4)	500	496
2019-4, A2 144A 3.250%, 10/25/59(3)(4)	650	625
2020-MH1, A2 144A 2.500%, 2/25/60(3)(4)	1,115	1,045
2015-2, 1M1 144A 3.250%, 11/25/60(3)(4)	313	313
2021-1, A2 144A 2.750%, 11/25/61(3)(4)	1,010	927
Tricon American Homes Trust
2019-SFR1, C 144A 3.149%, 3/17/38(3)	435	420
2020-SFR2, D 144A 2.281%, 11/17/39(3)	880	776
Tricon Residential Trust 2021-SFR1, B 144A 2.244%, 7/17/38(3)	515	481
See Notes to Financial Statements

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
TVC Mortgage Trust 2020-RTL1, M 144A 5.193%, 9/25/24(3)(4)	$ 510	$ 492
VCAT LLC
2021-NPL1, A2 144A 4.826%, 12/26/50(3)(4)	620	595
2021-NPL2, A1 144A 2.115%, 3/27/51(3)(4)	317	308
2021-NPL3, A1 144A 1.743%, 5/25/51(3)(4)	651	619
2021-NPL4, A1 144A 1.868%, 8/25/51(3)(4)	727	701
2021-NPL5, A1 144A 1.868%, 8/25/51(3)(4)	271	260
Vericrest Opportunity Loan Trust C LLC 2021-NPL9, A1 144A 1.992%, 5/25/51(3)(4)	272	262
Vericrest Opportunity Loan Trust CVI LLC 2021-NP12, A1 144A 2.734%, 12/26/51(3)(4)	264	257
Vericrest Opportunity Loan Trust XCII LLC 2021-NPL1, A1 144A 1.893%, 2/27/51(3)(4)	612	593
Verus Securitization Trust
2019-INV2, A1 144A 2.913%, 7/25/59(3)(4)	133	133
2019-4, M1 144A 3.207%, 11/25/59(3)(4)	280	279
Visio Trust
2020-1R, A2 144A 1.567%, 11/25/55(3)	200	195
2021-1R, A1 144A 1.280%, 5/25/56(3)	310	296
Wells Fargo Commercial Mortgage Trust 2014-C24, AS 3.931%, 11/15/47	675	673
Wells Fargo Mortgage Backed Securities Trust 2020-4, A1 144A 3.000%, 7/25/50(3)(4)	105	101
ZH Trust 2021-1, A 144A 2.253%, 2/18/27(3)	265	261
		61,757

Total Mortgage-Backed Securities (Identified Cost $65,216)		62,555

Asset-Backed Securities—3.9%
Automobiles—2.4%
American Credit Acceptance Receivables Trust 2021-2, C 144A 0.970%, 7/13/27(3)	900	878
	Par Value	Value

Automobiles—continued
AmeriCredit Automobile Receivables Trust 2020-3, C 1.060%, 8/18/26	$ 1,245	$ 1,196
Carvana Auto Receivables Trust
2019-2A, D 144A 3.280%, 1/15/25(3)	660	663
2019-3A, D 144A 3.040%, 4/15/25(3)	575	576
2020-P1, B 0.920%, 11/9/26	775	728
2021-N3, D 1.580%, 6/12/28	585	555
CIG Auto Receivables Trust 2020-1A, E 144A 4.430%, 2/12/27(3)	545	545
CPS Auto Receivables Trust 2020-C, C 144A 1.710%, 8/17/26(3)	540	539
Credit Acceptance Auto Loan Trust 2020-3A, B 144A 1.770%, 12/17/29(3)	540	537
Drive Auto Receivables Trust 2019-4, C 2.510%, 11/17/25	295	295
Exeter Automobile Receivables Trust
2019-2A, C 144A 3.300%, 3/15/24(3)	46	45
2019-4A, C 144A 2.440%, 9/16/24(3)	321	322
2018-4A, D 144A 4.350%, 9/16/24(3)	107	108
2019-1A, D 144A 4.130%, 12/16/24(3)	121	122
First Investors Auto Owner Trust
2021-1A, C 144A 1.170%, 3/15/27(3)	790	753
2022-1A, C 144A 3.130%, 5/15/28(3)	685	668
Flagship Credit Auto Trust
2020-3, C 144A 1.730%, 9/15/26(3)	540	525
2020-4, C 144A 1.280%, 2/16/27(3)	965	934
Foursight Capital Automobile Receivables Trust
2019-1, E 144A 4.300%, 9/15/25(3)	745	751
2022-1, B 144A 2.150%, 5/17/27(3)	545	524
GLS Auto Receivables Issuer Trust
2019-4A, C 144A 3.060%, 8/15/25(3)	745	744
2020-4A, C 144A 1.140%, 11/17/25(3)	930	915
	Par Value	Value

Automobiles—continued
GLS Auto Receivables Trust 2018-3A, C 144A 4.180%, 7/15/24(3)	$ 449	$ 453
LAD Auto Receivables Trust 2021-1A, D 144A 3.990%, 11/15/29(3)	710	676
OneMain Direct Auto Receivables Trust 2018-1A, C 144A 3.850%, 10/14/25(3)	355	355
Oscar US Funding XII LLC 2021-1A, A4 144A 1.000%, 4/10/28(3)	550	522
Santander Drive Auto Receivables Trust
2020-4, C 1.010%, 1/15/26	1,390	1,374
2021-3, C 0.950%, 9/15/27	880	854
Skopos Auto Receivables Trust 2019-1A, C 144A 3.630%, 9/16/24(3)	398	399
United Auto Credit Securitization Trust 2021-1, C 144A 0.840%, 6/10/26(3)	900	887
Veros Automobile Receivables Trust 2020-1, B 144A 2.190%, 6/16/25(3)	464	464
		18,907

Credit Card—0.2%
Avant Credit Card Master Trust 2021-1A, A 144A 1.370%, 4/15/27(3)	730	694
Genesis Sales Finance Master Trust 2020-AA, A 144A 1.650%, 9/22/25(3)	775	766
		1,460

Other—1.3%
Aqua Finance Trust
2017-A, A 144A 3.720%, 11/15/35(3)	27	27
2019-A, C 144A 4.010%, 7/16/40(3)	720	705
2020-AA, B 144A 2.790%, 7/17/46(3)	755	726
Arby’s Funding LLC 2020-1A, A2 144A 3.237%, 7/30/50(3)	818	780
Bankers Healthcare Group Securitization Trust 2020-A, A 144A 2.560%, 9/17/31(3)	248	247
BHG Securitization Trust 2021-A, A 144A 1.420%, 11/17/33(3)	654	623
See Notes to Financial Statements

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Par Value	Value

Other—continued
Cajun Global LLC 2021-1, A2 144A 3.931%, 11/20/51(3)	$ 428	$ 404
Diamond Resorts Owner Trust 2021-1A, A 144A 1.510%, 11/21/33(3)	373	359
Foundation Finance Trust
2017-1A, A 144A 3.300%, 7/15/33(3)	180	181
2021-1A, A 144A 1.270%, 5/15/41(3)	515	486
Jersey Mike’s Funding 2019-1A, A2 144A 4.433%, 2/15/50(3)	519	511
Mariner Finance Issuance Trust 2020-AA, A 144A 2.190%, 8/21/34(3)	555	534
MVW LLC 2020-1A, A 144A 1.740%, 10/20/37(3)	664	641
MVW Owner Trust 2016-1A, A 144A 2.250%, 12/20/33(3)	68	68
Navient Private Education Refi Loan Trust 2021-EA, A 144A 0.970%, 12/16/69(3)	745	702
NBC Funding LLC 2021-1, A2 144A 2.989%, 7/30/51(3)	587	547
NMEF Funding LLC 2022-A, B 144A 3.350%, 10/16/28(3)	525	513
Octane Receivables Trust
2019-1A, A 144A 3.160%, 9/20/23(3)	14	14
2020-1A, A 144A 1.710%, 2/20/25(3)	225	224
OneMain Financial Issuance Trust 2018-1A, A 144A 3.300%, 3/14/29(3)	59	59
Orange Lake Timeshare Trust 2019-A, B 144A 3.360%, 4/9/38(3)	262	256
Purchasing Power Funding LLC 2021-A, A 144A 1.570%, 10/15/25(3)	900	871
Trinity Rail Leasing LLC 2019-1A, A 144A 3.820%, 4/17/49(3)	342	336
	Par Value	Value

Other—continued
Westgate Resorts LLC 2020-1A, A 144A 2.713%, 3/20/34(3)	$ 431	$ 429
		10,243

Total Asset-Backed Securities (Identified Cost $31,498)		30,610

Corporate Bonds and Notes—10.2%
Communication Services—0.4%
Cable Onda S.A. 144A 4.500%, 1/30/30(3)	460	449
CCO Holdings LLC 144A 4.750%, 3/1/30(3)	255	245
Level 3 Financing, Inc. 144A 4.250%, 7/1/28(3)	565	519
Sprint Spectrum Co. LLC 144A 4.738%, 3/20/25(3)	300	306
T-Mobile USA, Inc. 3.875%, 4/15/30	865	868
TripAdvisor, Inc. 144A 7.000%, 7/15/25(3)	395	408
Twitter, Inc. 144A 3.875%, 12/15/27(3)	195	190
Verizon Communications, Inc. 2.550%, 3/21/31	419	389
		3,374

Consumer Discretionary—0.7%
American Builders & Contractors Supply Co., Inc. 144A 4.000%, 1/15/28(3)	590	567
Aramark Services, Inc. 144A 6.375%, 5/1/25(3)	255	262
Brunswick Corp. 2.400%, 8/18/31	537	455
Carriage Services, Inc. 144A 4.250%, 5/15/29(3)	185	172
Dick’s Sporting Goods, Inc. 3.150%, 1/15/32	486	445
Ford Motor Co.
3.250%, 2/12/32	411	367
4.750%, 1/15/43	270	245
Hilton Grand Vacations Borrower Escrow LLC 144A 5.000%, 6/1/29(3)	240	229
M/I Homes, Inc. 4.950%, 2/1/28	380	358
Marriott Ownership Resorts, Inc. 4.750%, 1/15/28	335	322
	Par Value	Value

Consumer Discretionary—continued
PulteGroup, Inc. 6.375%, 5/15/33	$ 780	$ 907
Scientific Games International, Inc.
144A 5.000%, 10/15/25(3)	370	379
144A 8.250%, 3/15/26(3)	210	219
144A 7.000%, 5/15/28(3)	70	73
Tenneco, Inc. 144A 5.125%, 4/15/29(3)	540	537
		5,537

Consumer Staples—0.2%
Albertsons Cos., Inc. 144A 3.500%, 3/15/29(3)	50	45
Bacardi Ltd. 144A 4.700%, 5/15/28(3)	520	541
BAT Capital Corp. 4.906%, 4/2/30	705	726
Central American Bottling Corp. 144A 5.250%, 4/27/29(3)	225	224
Vector Group Ltd. 144A 5.750%, 2/1/29(3)	510	465
		2,001

Energy—1.4%
Alliance Resource Operating Partners LP 144A 7.500%, 5/1/25(3)	405	404
Boardwalk Pipelines LP 4.950%, 12/15/24	550	568
CrownRock LP
144A 5.625%, 10/15/25(3)	305	311
144A 5.000%, 5/1/29(3)	265	265
DCP Midstream Operating LP 3.250%, 2/15/32	215	194
DT Midstream, Inc. 144A 4.125%, 6/15/29(3)	370	355
Energy Transfer LP Series H 6.500% (5)	520	511
Flex Intermediate Holdco LLC 144A 3.363%, 6/30/31(3)	785	729
HollyFrontier Corp. 5.875%, 4/1/26	630	656
Kinder Morgan Energy Partners LP 7.500%, 11/15/40	445	578
Lundin Energy Finance B.V. 144A 2.000%, 7/15/26(3)	740	689
See Notes to Financial Statements

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Par Value	Value

Energy—continued
Occidental Petroleum Corp.
5.500%, 12/1/25	$ 10	$ 11
6.125%, 1/1/31	360	405
Odebrecht Oil & Gas Finance Ltd. 144A 0.000% (3)(5)	25	— (6)
Parsley Energy LLC 144A 4.125%, 2/15/28(3)	330	328
Patterson-UTI Energy, Inc. 5.150%, 11/15/29	305	298
Pertamina Persero PT 144A 6.450%, 5/30/44(3)	980	1,146
Petroleos de Venezuela S.A. 144A 6.000%, 5/16/24(1)(3)	255	17
Petroleos Mexicanos 7.690%, 1/23/50	560	489
Petronas Capital Ltd. 144A 3.500%, 4/21/30(3)	530	539
Reliance Industries Ltd. 144A 2.875%, 1/12/32(3)	695	638
Sabine Pass Liquefaction LLC 4.200%, 3/15/28	210	216
Targa Resources Partners LP 5.875%, 4/15/26	430	443
Transcanada Trust 5.600%, 3/7/82	685	693
Transocean Guardian Ltd. 144A 5.875%, 1/15/24(3)	82	78
Venture Global Calcasieu Pass LLC
144A 3.875%, 8/15/29(3)	315	306
144A 3.875%, 11/1/33(3)	240	229
		11,096

Financials—3.4%
Allstate Corp. (The) Series B 5.750%, 8/15/53	565	562
Ally Financial, Inc. Series B 4.700% (5)	553	521
Ares Finance Co. LLC 144A 4.000%, 10/8/24(3)	705	709
Ascot Group Ltd. 144A 4.250%, 12/15/30(3)	745	729
Banco Mercantil del Norte S.A. 144A 6.625% (3)(5)	620	572
Bank of America Corp.
2.687%, 4/22/32	1,725	1,586
	Par Value	Value

Financials—continued
2.482%, 9/21/36	$ 750	$ 645
(3 month LIBOR + 0.770%) 1.085%, 2/5/26(4)	640	637
Bank of New York Mellon Corp. (The) Series G 4.700% (5)	710	727
BBVA Bancomer S.A. 144A 5.125%, 1/18/33(3)	540	510
Blackstone Private Credit Fund 144A 2.625%, 12/15/26(3)	313	282
Blue Owl Finance LLC 144A 3.125%, 6/10/31(3)	415	353
Brighthouse Financial, Inc. 5.625%, 5/15/30	648	710
Brookfield Finance, Inc. 2.724%, 4/15/31	1,200	1,107
Burford Capital Global Finance LLC 144A 6.250%, 4/15/28(3)	200	203
Capital One Financial Corp. 2.359%, 7/29/32	573	493
Charles Schwab Corp. (The) Series H 4.000% (5)	775	696
Citadel LP 144A 4.875%, 1/15/27(3)	565	558
Citigroup, Inc.
(3 month LIBOR + 1.250%) 2.217%, 7/1/26(4)	630	636
(SOFR + 1.280%) 1.484%, 2/24/28(4)	339	340
Coinbase Global, Inc. 144A 3.625%, 10/1/31(3)	520	443
Doric Nimrod Air Alpha Pass-Through Trust 2013-1, A 144A 5.250%, 5/30/23(3)	40	40
Drawbridge Special Opportunities Fund LP 144A 3.875%, 2/15/26(3)	770	745
Fund of National Welfare Samruk-Kazyna JSC 144A 2.000%, 10/28/26(3)	200	173
Icahn Enterprises LP 6.250%, 5/15/26	630	643
Jefferies Group LLC 2.625%, 10/15/31	920	829
JPMorgan Chase & Co.
(SOFR + 1.180%) 1.394%, 2/24/28(4)	530	530
1.953%, 2/4/32	1,445	1,266
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(3)	430	412
	Par Value	Value

Financials—continued
Liberty Mutual Group, Inc. 144A 4.125%, 12/15/51(3)	$ 525	$ 495
Lincoln National Corp. (3 month LIBOR + 2.040%) 2.294%, 4/20/67(4)	615	488
MetLife, Inc. Series G 3.850% (5)	695	685
Morgan Stanley 6.375%, 7/24/42	580	777
OneMain Finance Corp.
6.875%, 3/15/25	290	305
7.125%, 3/15/26	135	144
OWL Rock Core Income Corp. 144A 4.700%, 2/8/27(3)	540	519
Prudential Financial, Inc.
5.875%, 9/15/42	285	287
5.625%, 6/15/43	720	725
5.125%, 3/1/52	179	181
Santander Holdings USA, Inc. 4.400%, 7/13/27	640	651
Synovus Financial Corp. 5.900%, 2/7/29	265	271
Texas Capital Bancshares, Inc. 4.000%, 5/6/31	890	869
Wells Fargo & Co.
2.393%, 6/2/28	1,310	1,239
Series BB 3.900%(5)	1,155	1,107
Zions Bancorp NA 3.250%, 10/29/29	405	387
		26,787

Health Care—0.7%
Amgen, Inc. 3.350%, 2/22/32	780	773
Bausch Health Cos., Inc. 144A 5.750%, 8/15/27(3)	175	172
Baxter International, Inc. 144A 2.539%, 2/1/32(3)	835	762
Bio-Rad Laboratories, Inc.
3.300%, 3/15/27	376	370
3.700%, 3/15/32	119	118
HCA, Inc. 5.250%, 6/15/49	415	455
Illumina, Inc. 2.550%, 3/23/31	370	336
Molina Healthcare, Inc. 144A 3.875%, 5/15/32(3)	555	528
Par Pharmaceutical, Inc. 144A 7.500%, 4/1/27(3)	185	173
See Notes to Financial Statements

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Par Value	Value

Health Care—continued
Prime Healthcare Services, Inc. 144A 7.250%, 11/1/25(3)	$ 30	$ 31
Surgery Center Holdings, Inc. 144A 6.750%, 7/1/25(3)	10	10
Teva Pharmaceutical Finance Netherlands III B.V. 3.150%, 10/1/26	515	466
Universal Health Services, Inc. 144A 2.650%, 1/15/32(3)	490	440
Utah Acquisition Sub, Inc. 3.950%, 6/15/26	535	531
Viatris, Inc.
2.300%, 6/22/27	481	438
144A 2.300%, 6/22/27(3)	1	— (6)
		5,603

Industrials—0.8%
Ashtead Capital, Inc. 144A 4.375%, 8/15/27(3)	905	916
Aviation Capital Group LLC 144A 3.500%, 11/1/27(3)	560	530
Avolon Holdings Funding Ltd. 144A 4.375%, 5/1/26(3)	565	557
BlueLinx Holdings, Inc. 144A 6.000%, 11/15/29(3)	510	474
British Airways Pass-Through Trust 2021-1, A 144A 2.900%, 3/15/35(3)	610	560
Fortress Transportation and Infrastructure Investors LLC 144A 6.500%, 10/1/25(3)	30	30
GFL Environmental, Inc.
144A 3.750%, 8/1/25(3)	405	398
144A 4.000%, 8/1/28(3)	385	354
Huntington Ingalls Industries, Inc. 144A 2.043%, 8/16/28(3)	778	703
Kazakhstan Temir Zholy Finance B.V. 144A 6.950%, 7/10/42(3)	440	458
Sempra Infrastructure Partners LP 144A 3.250%, 1/15/32(3)	729	673
Spirit AeroSystems, Inc. 144A 5.500%, 1/15/25(3)	225	226
	Par Value	Value

Industrials—continued
TransDigm, Inc. 5.500%, 11/15/27	$ 265	$ 263
		6,142

Information Technology—0.8%
Broadcom, Inc.
4.150%, 11/15/30	712	722
144A 3.187%, 11/15/36(3)	38	33
CDW LLC 3.569%, 12/1/31	614	569
Citrix Systems, Inc. 3.300%, 3/1/30	975	964
Consensus Cloud Solutions, Inc.
144A 6.000%, 10/15/26(3)	50	50
144A 6.500%, 10/15/28(3)	75	74
Dell International LLC 8.100%, 7/15/36	114	150
Kyndryl Holdings, Inc. 144A 2.700%, 10/15/28(3)	433	375
Leidos, Inc. 2.300%, 2/15/31	800	693
Motorola Solutions, Inc. 4.600%, 5/23/29	265	276
Oracle Corp.
2.875%, 3/25/31	280	255
3.850%, 4/1/60	140	115
Science Applications International Corp. 144A 4.875%, 4/1/28(3)	580	571
SK Hynix, Inc. 144A 1.500%, 1/19/26(3)	465	430
TD SYNNEX Corp. 144A 2.375%, 8/9/28(3)	905	815
		6,092

Materials—0.7%
Ardagh Metal Packaging Finance USA LLC 144A 4.000%, 9/1/29(3)	200	180
Ardagh Packaging Finance plc 144A 4.125%, 8/15/26(3)	610	588
Chemours Co. (The) 144A 5.750%, 11/15/28(3)(7)	380	369
Cleveland-Cliffs, Inc. 144A 6.750%, 3/15/26(3)	570	598
Freeport-McMoRan, Inc. 5.450%, 3/15/43	575	644
Glatfelter Corp. 144A 4.750%, 11/15/29(3)	200	170
Glencore Funding LLC 144A 2.850%, 4/27/31(3)	750	685
	Par Value	Value

Materials—continued
International Flavors & Fragrances, Inc. 144A 2.300%, 11/1/30(3)	$ 635	$ 567
Inversiones CMPC S.A. 144A 3.850%, 1/13/30(3)	870	845
Suzano Austria GmbH 2.500%, 9/15/28	295	266
Teck Resources Ltd. 6.125%, 10/1/35	540	638
		5,550

Real Estate—0.7%
EPR Properties 4.750%, 12/15/26	865	866
GLP Capital LP
5.750%, 6/1/28	655	705
3.250%, 1/15/32	72	65
Kite Realty Group Trust 4.750%, 9/15/30	780	806
MPT Operating Partnership LP
5.000%, 10/15/27	210	214
4.625%, 8/1/29	120	119
3.500%, 3/15/31	460	427
Office Properties Income Trust 4.500%, 2/1/25	555	554
Ontario Teachers’ Cadillac Fairview Properties Trust 144A 2.500%, 10/15/31(3)	870	796
Phillips Edison Grocery Center Operating Partnership I LP 2.625%, 11/15/31	760	671
Retail Opportunity Investments Partnership LP 4.000%, 12/15/24	485	486
Service Properties Trust 4.950%, 2/15/27	380	351
		6,060

Utilities—0.4%
Alliant Energy Finance LLC 144A 3.600%, 3/1/32(3)	790	768
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 144A 4.125%, 5/15/27(3)	210	212
Puget Energy, Inc.
2.379%, 6/15/28	453	414
4.224%, 3/15/32	315	316
Southern Co. (The) Series 21-A 3.750%, 9/15/51	794	732
See Notes to Financial Statements

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Par Value	Value

Utilities—continued
Vistra Corp. 144A 8.000% (3)(5)	$ 505	$ 510
		2,952

Total Corporate Bonds and Notes (Identified Cost $84,982)		81,194

Leveraged Loans—3.1%
Aerospace—0.4%
Air Canada (3 month LIBOR + 3.500%) 4.250%, 8/11/28(4)	78	77
Brown Group Holding LLC (3 month LIBOR + 2.500%) 3.506%, 6/7/28(4)	581	572
Delta Air Lines, Inc. (3 month LIBOR + 3.750%) 4.750%, 10/20/27(4)	550	567
KKR Apple Bidco LLC (1 month LIBOR + 3.000%) 3.500%, 9/22/28(4)	584	575
Mileage Plus Holdings, LLC (3 month LIBOR + 5.250%) 6.250%, 6/21/27(4)	600	622
TransDigm, Inc. Tranche E (1 month LIBOR + 2.250%) 2.707%, 5/30/25(4)	669	657
		3,070

Chemicals—0.1%
Ineos U.S. Finance LLC 2024 (1 month LIBOR + 2.000%) 2.209%, 4/1/24(4)	685	672
Ineos U.S. Petrochem LLC 2026, Tranche B (1 month LIBOR + 2.750%) 3.250%, 1/29/26(4)	—	— (6)
Trinseo Materials Operating SCA 2021 (1 month LIBOR + 2.500%) 2.709%, 5/3/28(4)	352	345
		1,017

Consumer Durables—0.1%
Resideo Funding, Inc. Tranche B (1 month LIBOR + 2.250%) 2.750% - 2.790%, 2/11/28(4)	451	443
Restoration Hardware, Inc. (1 month LIBOR + 2.500%) 3.000%, 10/20/28(4)	283	278
		721

	Par Value	Value

Energy—0.1%
Citgo Petroleum Corp. 2019, Tranche B (1 month LIBOR + 6.250%) 7.250%, 3/28/24(4)	$ 256	$ 255
Freeport LNG Investments LLLP Tranche B (3 month LIBOR + 3.500%) 4.000%, 12/21/28(4)	445	441
Oryx Midstream Services Permian Basin LLC Tranche B (3 month LIBOR + 3.250%) 3.750%, 10/5/28(4)	459	455
		1,151

Financial—0.1%
Asurion LLC Tranche B-9 (1 month LIBOR + 3.250%) 3.707%, 7/31/27(4)	283	277
Blackhawk Network Holdings, Inc. First Lien (1 month LIBOR + 3.000%) 3.457%, 6/15/25(4)	577	565
		842

Food / Tobacco—0.1%
Aramark Services, Inc. Tranche B-4 (1 month LIBOR + 1.750%) 2.207%, 1/15/27(4)	93	91
CHG PPC Parent LLC (1 month LIBOR + 3.250%) 3.500%, 12/8/28(4)	155	151
Hostess Brands LLC 2019, Tranche B (1 month LIBOR + 2.250%) 3.000%, 8/3/25(4)	593	584
		826

Forest Prod / Containers—0.1%
Berry Global, Inc. Tranche Z (1 month LIBOR + 1.750%) 2.071%, 7/1/26(4)	558	550
Gaming / Leisure—0.4%
Caesars Resort Collection LLC Tranche B (1 month LIBOR + 2.750%) 3.207%, 12/23/24(4)	609	605
Hilton Worldwide Finance LLC Tranche B-2 (1 month LIBOR + 1.750%) 2.207%, 6/22/26(4)	605	598
	Par Value	Value

Gaming / Leisure—continued
Pug LLC Tranche B (1 month LIBOR + 3.500%) 3.957%, 2/12/27(4)	$ 413	$ 405
Scientific Games Holdings LP Tranche B-2 (3 month LIBOR + 3.500%) 0.000%, 2/4/29(4)(8)	95	94
Scientific Games International, Inc. Tranche B-5 (1 month LIBOR + 2.750%) 3.207%, 8/14/24(4)	293	291
Station Casinos LLC Tranche B-1 (1 month LIBOR + 2.250%) 2.710%, 2/8/27(4)	417	411
UFC Holdings LLC Tranche B-3 (6 month LIBOR + 2.750%) 3.500%, 4/29/26(4)	383	379
		2,783

Health Care—0.1%
Agiliti Health, Inc. (1 month LIBOR + 2.750%) 3.000%, 1/4/26(4)	164	163
Bausch Health Cos., Inc.
(1 month LIBOR + 2.750%) 3.207%, 11/27/25(4)	93	92
(1 month LIBOR + 3.000%) 3.457%, 6/2/25(4)	43	43
LifePoint Health, Inc. Tranche B, First Lien (1 month LIBOR + 3.750%) 4.197%, 11/16/25(4)	435	432
Medline Borrower LP (1 month LIBOR + 3.250%) 3.750%, 10/23/28(4)	170	168
Phoenix Newco, Inc. First Lien (1 month LIBOR + 3.500%) 4.000%, 11/15/28(4)	100	99
		997

Housing—0.2%
Chariot Buyer LLC (3 month LIBOR + 3.500%) 4.506%, 11/3/28(4)	180	177
CPG International LLC (3 month LIBOR + 2.500%) 3.250%, 5/6/24(4)	501	496
Quikrete Holdings, Inc. Tranche B-1 (3 month LIBOR + 3.000%) 0.000%, 6/9/28(4)(8)	435	427
See Notes to Financial Statements

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Par Value	Value

Housing—continued
Standard Industries, Inc. (6 month LIBOR + 2.500%) 3.788%, 9/22/28(4)	$ 446	$ 445
		1,545

Information Technology—0.4%
Applied Systems, Inc.
First Lien (3 month LIBOR + 3.000%) 0.000%, 9/19/24(4)(8)	394	391
Second Lien (3 month LIBOR + 5.500%) 6.506%, 9/19/25(4)	54	54
BMC Software 2021 (3 month LIBOR + 3.750%) 4.756%, 10/2/25(4)	547	543
CCC Intelligent Solutions, Inc. (3 month LIBOR + 2.250%) 3.256%, 9/21/28(4)	429	424
Sophia LP Tranche B (3 month LIBOR + 3.250%) 4.256%, 10/7/27(4)	538	533
Tenable, Inc. (3 month LIBOR + 2.750%) 3.269%, 7/7/28(4)	619	611
UKG, Inc. 2021-2, First Lien (3 month LIBOR + 3.250%) 3.750%, 5/4/26(4)	627	621
		3,177

Manufacturing—0.2%
Alliance Laundry Systems LLC Tranche B (3 month LIBOR + 3.500%) 4.250%, 10/8/27(4)	499	494
Gates Global LLC Tranche B-3 (1 month LIBOR + 2.500%) 3.250%, 3/31/27(4)	593	583
NCR Corp. (3 month LIBOR + 2.500%) 2.800%, 8/28/26(4)	289	285
		1,362

Media / Telecom - Broadcasting—0.1%
Nexstar Broadcasting, Inc. Tranche B-4 (1 month LIBOR + 2.500%) 2.731%, 9/18/26(4)	451	448
	Par Value	Value

Media / Telecom - Cable/Wireless Video—0.0%
DIRECTV Financing LLC (3 month LIBOR + 5.000%) 0.000%, 8/2/27(4)(8)	$ 234	$ 234
Virgin Media Bristol LLC Tranche Q (3 month LIBOR + 3.250%) 3.647%, 1/31/29(4)	70	70
		304

Media / Telecom - Telecommunications—0.0%
CenturyLink, Inc. Tranche B (1 month LIBOR + 2.250%) 2.707%, 3/15/27(4)	151	147
Media / Telecom - Wireless Communications—0.1%
SBA Senior Finance II LLC Tranche B (1 month LIBOR + 1.750%) 2.210%, 4/11/25(4)	616	607
Retail—0.0%
PetsMart LLC (3 month LIBOR + 3.750%) 4.500%, 2/11/28(4)	298	297
Service—0.4%
Dun & Bradstreet Corp. (The)
, Tranche B (1 month LIBOR + 3.250%) 3.697%, 2/6/26(4)	732	724
2022, Tranche B-2 (1 month Term SOFR + 3.250%) 3.560%, 1/18/29(4)	30	30
NAB Holdings LLC (3 month Term SOFR + 3.000%) 3.801%, 11/23/28(4)	519	512
Peraton Corp. Tranche B, First Lien (1 month LIBOR + 3.750%) 4.500%, 2/1/28(4)	320	317
PODS LLC (3 month LIBOR + 3.000%) 3.750%, 3/31/28(4)	382	377
Sedgwick Claims Management Services, Inc. (1 month LIBOR + 3.250%) 3.459%, 12/31/25(4)	623	616
Trans Union LLC 2021, Tranche B-6 (1 month LIBOR + 2.250%) 2.750%, 12/1/28(4)	308	306
	Par Value	Value

Service—continued
WEX, Inc. Tranche B (1 month LIBOR + 2.250%) 2.707%, 3/31/28(4)	$ 579	$ 571
		3,453

Transportation - Automotive—0.1%
Cooper-Standard Automotive, Inc. Tranche B-1 (1 month LIBOR + 2.000%) 2.750%, 11/2/23(4)	489	451
Utility—0.1%
Astoria Energy LLC Tranche B (3 month LIBOR + 3.500%) 4.500%, 12/10/27(4)	417	410
Brookfield WEC Holdings, Inc. (1 month LIBOR + 2.750%) 3.250%, 8/1/25(4)	617	606
		1,016

Total Leveraged Loans (Identified Cost $24,991)		24,764

	Shares
Preferred Stocks—0.3%
Financials—0.2%
JPMorgan Chase & Co. Series HH, 4.600%	304 (9)	293
MetLife, Inc. Series D, 5.875%	277 (9)	277
Truist Financial Corp. Series Q, 5.100%	680 (9)	690
Zions Bancorp NA, 6.950%	6,400	169
		1,429

Industrials—0.1%
General Electric Co. Series D, 4.156%	725 (9)	695
Total Preferred Stocks (Identified Cost $2,076)		2,124

Common Stocks—66.2%
Communication Services—6.1%
Adevinta ASA Class B(10)	162,082	1,480
Ascential plc(10)	740,523	3,355
Auto Trader Group plc	540,093	4,459
Baltic Classifieds Group plc(10)	959,910	1,730
Dayamitra Telekomunikasi PT(10)	43,658,000	2,342
See Notes to Financial Statements

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Shares	Value

Communication Services—continued
Infrastrutture Wireless Italiane SpA	284,924	$ 3,189
Meta Platforms, Inc. Class A(10)	23,781	5,288
Moneysupermarket.com Group plc	700,648	1,743
Netflix, Inc.(10)	29,103	10,902
New Work SE	13,557	2,760
Rightmove plc	701,548	5,798
ZoomInfo Technologies, Inc. Class A(10)	84,935	5,074
		48,120

Consumer Discretionary—12.4%
Airbnb, Inc. Class A(10)	53,665	9,218
Allegro.eu S.A.(10)	336,513	2,819
Amazon.com, Inc.(10)	11,858	38,656
Home Depot, Inc. (The)	20,450	6,121
Marriott International, Inc. Class A(10)	50,880	8,942
Max Stock Ltd.	572,792	1,523
MercadoLibre, Inc.(10)	7,782	9,257
Mercari, Inc.(10)	134,500	3,472
NIKE, Inc. Class B	88,334	11,886
Ross Stores, Inc.	57,260	5,180
Vasta Platform Ltd. Class A(10)	195,328	1,117
		98,191

Consumer Staples—3.9%
Anhui Gujing Distillery Co., Ltd. Class B	176,000	2,267
BIM Birlesik Magazalar AS	331,382	1,911
Estee Lauder Cos., Inc. (The) Class A	17,655	4,808
Heineken Malaysia Bhd	509,500	2,721
McCormick & Co., Inc. Non-voting Shares	64,576	6,445
Monster Beverage Corp.(10)	71,241	5,692
Procter & Gamble Co. (The)	47,532	7,263
		31,107

Energy—0.4%
Frontera Energy Corp.(10)	1,798	21
Pason Systems, Inc.	266,562	3,264
		3,285

Financials—5.3%
Bank of America Corp.	233,412	9,621
CME Group, Inc. Class A	28,146	6,695
Gruppo MutuiOnline SpA	64,720	2,307
Hargreaves Lansdown plc	166,891	2,200
Kaspi.KZ JSC GDR, 144A(3)	23,996	1,190
MarketAxess Holdings, Inc.	15,918	5,415
	Shares	Value

Financials—continued
Mortgage Advice Bureau Holdings Ltd.	186,773	$ 2,807
Nordnet AB publ	159,886	2,862
Progressive Corp. (The)	46,335	5,282
Sabre Insurance Group plc	907,082	2,755
VNV Global AB(10)	169,419	901
		42,035

Health Care—4.0%
Danaher Corp.	38,900	11,411
Haw Par Corp., Ltd.	344,900	2,946
HealthEquity, Inc.(10)	43,629	2,942
Nakanishi, Inc.	80,900	1,492
Zoetis, Inc. Class A	70,029	13,207
		31,998

Industrials—8.5%
Boa Vista Servicos S.A.	948,109	1,731
CAE, Inc.(10)	155,026	4,035
CoStar Group, Inc.(10)	110,440	7,356
Enento Group Oyj(10)	54,373	1,614
Equifax, Inc.	27,823	6,597
Fair Isaac Corp.(10)	11,729	5,471
Haitian International Holdings Ltd.	1,666,196	4,296
HeadHunter Group plc ADR(11)	115,928	— (6)
Howden Joinery Group plc	126,074	1,264
Knorr-Bremse AG	44,447	3,407
Marel HF	696,971	4,064
Meitec Corp.	47,800	2,589
MTU Aero Engines AG	17,779	4,112
Roper Technologies, Inc.	18,001	8,501
Rotork plc	312,027	1,329
S-1 Corp.	72,665	4,263
Uber Technologies, Inc.(10)	185,419	6,616
		67,245

Information Technology—24.8%
Accenture plc Class A	26,017	8,774
Alten S.A.	27,211	4,107
Amphenol Corp. Class A	160,931	12,126
Avalara, Inc.(10)	92,695	9,224
Bill.com Holdings, Inc.(10)	149,720	33,955
Block, Inc. Class A(10)	32,524	4,410
Bouvet ASA	382,486	3,030
Brockhaus Technologies AG(10)	52,904	1,145
DocuSign, Inc.(10)	34,605	3,707
Duck Creek Technologies, Inc.(10)	220,417	4,876
FDM Group Holdings plc	139,017	1,919
Fineos Corp., Ltd. CDI(10)	849,525	1,534
MongoDB, Inc. Class A(10)	15,410	6,836
NVIDIA Corp.	140,690	38,389
	Shares	Value

Information Technology—continued
Paycom Software, Inc.(10)	44,787	$ 15,513
Snowflake, Inc. Class A(10)	23,216	5,319
Trade Desk, Inc. (The) Class A(10)	147,776	10,233
Visa, Inc. Class A	93,214	20,672
Workday, Inc. Class A(10)	46,203	11,064
		196,833

Materials—0.8%
Corp. Moctezuma SAB de C.V.	620,531	1,981
Ecolab, Inc.	26,372	4,656
		6,637

Total Common Stocks (Identified Cost $293,804)		525,451

Warrant—0.0%
Financials—0.0%
VNV Global AB(10)	88,478	38
Total Warrant (Identified Cost $—)		38

Total Long-Term Investments—97.0% (Identified Cost $548,931)		769,937

Short-Term Investment—2.6%
Money Market Mutual Fund—2.6%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.194%)(12)	20,960,415	20,960
Total Short-Term Investment (Identified Cost $20,960)		20,960

See Notes to Financial Statements

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Shares	Value

Securities Lending Collateral—0.0%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.194%)(12)(13)	116,264	$ 116
Total Securities Lending Collateral (Identified Cost $116)		116

TOTAL INVESTMENTS—99.6% (Identified Cost $570,007)		$791,013
Other assets and liabilities, net—0.4%		3,012
NET ASSETS—100.0%		$794,025

Abbreviations:
ADR	American Depositary Receipt
BAM	Build America Municipal Insured
CDI	CREST Depositary Interest
GDR	Global Depositary Receipt
GS	Goldman Sachs & Co.
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LP	Limited Partnership
NA	National Association
SOFR	Secured Overnight Financing Rate
WaMu	Washington Mutual
Footnote Legend:
(1)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(2)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2022, these securities amounted to a value of $123,695 or 15.6% of net assets.
(4)	Variable rate security. Rate disclosed is as of March 31, 2022. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(5)	No contractual maturity date.
(6)	Amount is less than $500.
(7)	All or a portion of security is on loan.
(8)	This loan will settle after March 31, 2022, at which time the interest rate will be reflected.
(9)	Value shown as par value.
(10)	Non-income producing.
(11)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(12)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(13)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	82%
United Kingdom	4
Brazil	2
Canada	1
Germany	1
Japan	1
Italy	1
Other	8
Total	100%
† % of total investments as of March 31, 2022.
The following table summarizes the market value of the Fund’s investments as of March 31, 2022, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Asset-Backed Securities	$ 30,610	$ —	$ 30,610	$—
Corporate Bonds and Notes	81,194	—	81,194	—
Foreign Government Securities	4,789	—	4,789	—
Leveraged Loans	24,764	—	24,764	—
Mortgage-Backed Securities	62,555	—	62,555	—
Municipal Bonds	5,712	—	5,712	—
U.S. Government Securities	32,700	—	32,700	—
Equity Securities:
Common Stocks	525,451	426,939	98,512	— (1)
Preferred Stocks	2,124	169	1,955	—
Warrant	38	38	—	—
Securities Lending Collateral	116	116	—	—
Money Market Mutual Fund	20,960	20,960	—	—
Total Investments	$791,013	$448,222	$342,791	$— (1)

(1)	Amount is less than $500.
Securities held by the Fund with an end of period value of $—(1) were transferred from Level 1 to Level 3 due to a decrease in trading activities at period end.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended March 31, 2022.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2022
(Reported in thousands except shares and per share amounts)
	KAR Capital Growth Fund	KAR Equity Income Fund	KAR Global Quality Dividend Fund	KAR Mid-Cap Core Fund
Assets
Investment in securities at value(1)(2)	$ 694,990	$ 145,273	$ 42,302	$ 1,442,455
Cash	100	100	50	500
Receivables
Investment securities sold	—	1,605	1,471	—
Fund shares sold	235	902	883	7,849
Dividends	379	267	163	509
Tax reclaims	—	58	43	—
Securities lending income	—	—	1	—
Prepaid Trustees’ retainer	9	2	— (a)	19
Prepaid expenses	25	23	23	60
Other assets	67	14	4	142
Total assets	695,805	148,244	44,940	1,451,534
Liabilities
Due to custodian	—	—	2	—
Payables
Fund shares repurchased	339	935	917	3,440
Investment securities purchased	—	1,450	1,474	—
Collateral on securities loaned	—	1,527	—	—
Investment advisory fees	397	79	22	849
Distribution and service fees	135	29	6	71
Administration and accounting fees	56	12	4	118
Transfer agent and sub-transfer agent fees and expenses	102	25	10	112
Professional fees	18	—	16	20
Trustee deferred compensation plan	67	14	4	142
Interest expense and/or commitment fees	— (a)	— (a)	— (a)	—
Other accrued expenses	115	33	8	—
Total liabilities	1,229	4,104	2,463	4,752
Net Assets	$ 694,576	$ 144,140	$ 42,477	$ 1,446,782
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$ 221,313	$ 117,103	$ 37,671	$ 1,078,791
Accumulated earnings (loss)	473,263	27,037	4,806	367,991
Net Assets	$ 694,576	$ 144,140	$ 42,477	$ 1,446,782
Net Assets:
Class A	$ 637,581	$ 125,488	$ 25,432	$ 80,187
Class C	$ 6,030	$ 3,603	$ 901	$ 65,783
Class I	$ 49,168	$ 13,385	$ 13,769	$ 1,247,927
Class R6	$ 1,797	$ 1,664	$ 2,375	$ 52,885
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	26,885,360	5,963,145	1,650,051	1,576,650
Class C	364,118	200,211	60,159	1,421,606
Class I	1,980,451	638,236	895,693	23,915,004
Class R6	71,380	79,708	153,537	1,009,907
Net Asset Value and Redemption Price Per Share:*
Class A	$ 23.71	$ 21.04	$ 15.41	$ 50.86
Class C	$ 16.56	$ 18.00	$ 14.98	$ 46.27
Class I	$ 24.83	$ 20.97	$ 15.37	$ 52.18
Class R6	$ 25.18	$ 20.88	$ 15.47	$ 52.37
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
March 31, 2022
(Reported in thousands except shares and per share amounts)
	KAR Capital Growth Fund	KAR Equity Income Fund	KAR Global Quality Dividend Fund	KAR Mid-Cap Core Fund
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$ 25.09	$ 22.26	$ 16.31	$ 53.82
Maximum Sales Charge - Class A	5.50%	5.50%	5.50%	5.50%
(1) Investment in securities at cost	$ 256,824	$ 123,906	$ 36,500	$ 1,109,437
(2) Market value of securities on loan	$ —	$ 1,486	$ —	$ —
(3) Foreign currency at cost	$ —	$ —	$ —(a)	$ —

*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
(a)	Amount is less than $500.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
March 31, 2022
(Reported in thousands except shares and per share amounts)
	KAR Mid-Cap Growth Fund	KAR Small-Cap Core Fund	KAR Small-Cap Growth Fund	KAR Small-Cap Value Fund
Assets
Investment in unaffiliated securities at value(1)(2)	$ 2,493,900	$ 1,753,541	$ 3,079,058	$ 1,241,908
Investment in affiliated securities at value(3)	—	—	1,815,869	—
Cash	2,000	2,000	5,001	1,000
Receivables
Investment securities sold	—	—	—	170
Fund shares sold	3,787	578	3,365	1,549
Dividends	299	747	4,237	355
Securities lending income	—	— (a)	14	—
Prepaid Trustees’ retainer	29	22	59	17
Prepaid expenses	81	32	31	54
Other assets	247	175	487	126
Total assets	2,500,343	1,757,095	4,908,121	1,245,179
Liabilities
Payables
Fund shares repurchased	4,871	1,938	11,350	652
Investment securities purchased	—	—	—	1,844
Collateral on securities loaned	—	—	34,334	—
Investment advisory fees	1,491	1,112	3,354	748
Distribution and service fees	165	91	323	40
Administration and accounting fees	201	145	397	104
Transfer agent and sub-transfer agent fees and expenses	365	241	893	182
Professional fees	31	23	50	21
Trustee deferred compensation plan	247	175	487	126
Interest expense and/or commitment fees	1	1	5	— (a)
Other accrued expenses	36	48	172	—
Total liabilities	7,408	3,774	51,365	3,717
Net Assets	$ 2,492,935	$ 1,753,321	$ 4,856,756	$ 1,241,462
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$ 1,836,324	$ 1,079,867	$ 2,906,898	$ 860,283
Accumulated earnings (loss)	656,611	673,454	1,949,858	381,179
Net Assets	$ 2,492,935	$ 1,753,321	$ 4,856,756	$ 1,241,462
Net Assets:
Class A	$ 438,001	$ 133,050	$ 585,650	$ 115,749
Class C	$ 88,709	$ 73,695	$ 233,988	$ 18,202
Class I	$ 1,785,680	$ 1,179,839	$ 3,867,183	$ 1,034,098
Class R6	$ 180,545	$ 366,737	$ 169,935	$ 73,413
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	7,600,136	3,221,855	14,733,128	4,703,355
Class C	2,010,002	2,318,381	6,963,784	763,871
Class I	29,771,298	26,542,945	93,827,151	41,965,921
Class R6	2,985,873	8,214,110	4,102,853	2,975,426
Net Asset Value and Redemption Price Per Share:*
Class A	$ 57.63	$ 41.30	$ 39.75	$ 24.61
Class C	$ 44.13	$ 31.79	$ 33.60	$ 23.83
Class I	$ 59.98	$ 44.45	$ 41.22	$ 24.64
Class R6	$ 60.47	$ 44.65	$ 41.42	$ 24.67
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
March 31, 2022
(Reported in thousands except shares and per share amounts)
	KAR Mid-Cap Growth Fund	KAR Small-Cap Core Fund	KAR Small-Cap Growth Fund	KAR Small-Cap Value Fund
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$ 60.98	$ 43.70	$ 42.06	$ 26.04
Maximum Sales Charge - Class A	5.50%	5.50%	5.50%	5.50%
(1) Investment in unaffiliated securities at cost	$ 1,788,524	$ 1,123,450	$ 1,881,944	$ 893,890
(2) Market value of securities on loan	$ —	$ —	$ 31,699	$ —
(3) Investment in affiliated securities at cost	$ —	$ —	$ 1,249,096	$ —

*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
(a)	Amount is less than $500.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
March 31, 2022
(Reported in thousands except shares and per share amounts)
	KAR Small-Mid Cap Core Fund	KAR Small-Mid Cap Growth Fund	KAR Small-Mid Cap Value Fund	SGA Emerging Markets Growth Fund
Assets
Investment in securities at value(1)(2)	$ 1,347,913	$ 7,214	$ 3,782	$ 5,535
Cash	50	50	50	50
Receivables
Investment securities sold	—	—	1	—
Fund shares sold	5,262	— (a)	2	—
Receivable from adviser	—	4	7	—
Dividends	131	— (a)	3	4
Tax reclaims	—	—	—	— (a)
Prepaid Trustees’ retainer	18	— (a)	— (a)	— (a)
Prepaid expenses	105	17	— (a)	13
Other assets	133	1	— (a)	1
Total assets	1,353,612	7,286	3,845	5,603
Liabilities
Due to custodian	—	— (a)	—	—
Payables
Fund shares repurchased	8,983	—	—	—
Investment securities purchased	4,341	237	—	—
Collateral on securities loaned	—	211	—	244
Investment advisory fees	830	—	—	—
Distribution and service fees	36	— (a)	— (a)	— (a)
Administration and accounting fees	110	1	1	1
Transfer agent and sub-transfer agent fees and expenses	119	1	— (a)	— (a)
Professional fees	18	16	23	18
Trustee deferred compensation plan	133	1	— (a)	1
Interest expense and/or commitment fees	—	—	— (a)	— (a)
Other accrued expenses	—	—	—	—
Total liabilities	14,570	467	24	264
Net Assets	$ 1,339,042	$ 6,819	$ 3,821	$ 5,339
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$ 1,211,292	$ 7,132	$ 4,103	$ 5,223
Accumulated earnings (loss)	127,750	(313)	(282)	116
Net Assets	$ 1,339,042	$ 6,819	$ 3,821	$ 5,339
Net Assets:
Class A	$ 46,855	$ 649	$ 108	$ 168
Class C	$ 32,381	$ 128	$ 94	$ 159
Class I	$ 1,240,889	$ 2,758	$ 432	$ 283
Class R6	$ 18,917	$ 3,284	$ 3,187	$ 4,729
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	2,721,543	67,489	11,875	16,315
Class C	1,939,020	13,454	10,300	15,799
Class I	71,377,841	285,932	47,399	27,209
Class R6	1,085,626	340,261	349,336	452,800
Net Asset Value and Redemption Price Per Share:*
Class A	$ 17.22	$ 9.61	$ 9.12	$ 10.31
Class C	$ 16.70	$ 9.52	$ 9.09	$ 10.08
Class I	$ 17.38	$ 9.65	$ 9.11	$ 10.39
Class R6	$ 17.42	$ 9.65	$ 9.12	$ 10.44
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
March 31, 2022
(Reported in thousands except shares and per share amounts)
	KAR Small-Mid Cap Core Fund	KAR Small-Mid Cap Growth Fund	KAR Small-Mid Cap Value Fund	SGA Emerging Markets Growth Fund
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$ 18.22	$ 10.17	$ 9.65	$ 10.91
Maximum Sales Charge - Class A	5.50%	5.50%	5.50%	5.50%
(1) Investment in securities at cost	$ 1,228,196	$ 7,373	$ 4,083	$ 5,261
(2) Market value of securities on loan	$ —	$ 202	$ —	$ 228

*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
(a)	Amount is less than $500.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
March 31, 2022
(Reported in thousands except shares and per share amounts)
	SGA Global Growth Fund	SGA New Leaders Growth Fund	Tactical Allocation Fund
Assets
Investment in securities at value(1)(2)	$ 154,332	$ 6,897	$ 791,013
Foreign currency at value(3)	—	—	54
Cash	50	50	2,379
Receivables
Investment securities sold	—	—	4,295
Fund shares sold	131	—	97
Receivable from adviser	—	2	—
Dividends and interest	38	2	1,788
Tax reclaims	69	— (a)	85
Securities lending income	— (a)	—	1
Prepaid Trustees’ retainer	2	— (a)	10
Prepaid expenses	27	15	28
Other assets	15	1	79
Total assets	154,664	6,967	799,829
Liabilities
Due to custodian	2	—	—
Payables
Fund shares repurchased	70	—	609
Investment securities purchased	269	—	4,180
Collateral on securities loaned	—	107	116
Dividend distributions	—	—	— (a)
Investment advisory fees	92	—	323
Distribution and service fees	11	— (a)	171
Administration and accounting fees	13	1	65
Transfer agent and sub-transfer agent fees and expenses	22	— (a)	121
Professional fees	14	19	28
Trustee deferred compensation plan	15	1	79
Interest expense and/or commitment fees	— (a)	—	— (a)
Other accrued expenses	10	—	112
Total liabilities	518	128	5,804
Net Assets	$ 154,146	$ 6,839	$ 794,025
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$ 120,048	$ 7,744	$ 581,843
Accumulated earnings (loss)	34,098	(905)	212,182
Net Assets	$ 154,146	$ 6,839	$ 794,025
Net Assets:
Class A	$ 30,381	$ 96	$ 732,600
Class C	$ 6,023	$ 88	$ 21,770
Class I	$ 44,133	$ 134	$ 39,558
Class R6	$ 73,609	$ 6,521	$ 97
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	1,173,470	11,083	63,658,390
Class C	250,905	10,224	1,846,770
Class I	1,689,535	15,285	3,446,844
Class R6	2,726,178	744,477	8,429
Net Asset Value and Redemption Price Per Share:*
Class A	$ 25.89	$ 8.70	$ 11.51
Class C	$ 24.01	$ 8.61	$ 11.79
Class I	$ 26.12	$ 8.73	$ 11.48
Class R6	$ 27.00	$ 8.76	$ 11.48
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
March 31, 2022
(Reported in thousands except shares and per share amounts)
	SGA Global Growth Fund	SGA New Leaders Growth Fund	Tactical Allocation Fund
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$ 27.40	$ 9.21	$ 12.18
Maximum Sales Charge - Class A	5.50%	5.50%	5.50%
(1) Investment in securities at cost	$ 128,357	$ 7,460	$ 570,007
(2) Market value of securities on loan	$ —	$ 103	$ 110
(3) Foreign currency at cost	$ —	$ —	$ 57

*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
(a)	Amount is less than $500.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF OPERATIONS (Unaudited)
SIX MONTHS ENDED March 31, 2022
($ reported in thousands)
	KAR Capital Growth Fund	KAR Equity Income Fund	KAR Global Quality Dividend Fund	KAR Mid-Cap Core Fund	KAR Mid-Cap Growth Fund
Investment Income
Dividends	$ 1,731	$2,238	$ 721	$ 5,065	$ 7,472
Securities lending, net of fees	3	11	3	— (1)	—
Foreign taxes withheld	—	(10)	(47)	—	—
Total investment income	1,734	2,239	677	5,065	7,472
Expenses
Investment advisory fees	2,685	533	150	5,756	10,844
Distribution and service fees, Class A	877	156	31	107	640
Distribution and service fees, Class C	39	20	4	342	584
Administration and accounting fees	379	73	23	722	1,481
Transfer agent fees and expenses	182	34	10	301	623
Sub-transfer agent fees and expenses, Class A	106	33	7	35	237
Sub-transfer agent fees and expenses, Class C	3	1	— (1)	26	60
Sub-transfer agent fees and expenses, Class I	25	4	6	457	1,018
Custodian fees	1	— (1)	— (1)	1	3
Printing fees and expenses	21	5	2	38	98
Professional fees	15	11	12	18	30
Interest expense and/or commitment fees	2	— (1)	1	3	9
Registration fees	29	23	23	56	95
Trustees’ fees and expenses	19	3	1	32	79
Miscellaneous expenses	133	31	12	30	104
Total expenses	4,516	927	282	7,924	15,905
Less net expenses reimbursed and/or waived by investment adviser(2)	(1)	(77)	(30)	(520)	(52)
Net expenses	4,515	850	252	7,404	15,853
Net investment income (loss)	(2,781)	1,389	425	(2,339)	(8,381)
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	43,128	4,743	1,748	39,183	(19,926)
Foreign currency transactions	—	(1)	(5)	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	(124,295)	3,852	584	(104,173)	(579,100)
Foreign currency transactions	—	—	5	—	—
Net realized and unrealized gain (loss) on investments	(81,167)	8,594	2,332	(64,990)	(599,026)
Net increase (decrease) in net assets resulting from operations	$ (83,948)	$9,983	$2,757	$ (67,329)	$(607,407)

(1)	Amount is less than $500.
(2)	See Note 3D in Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF OPERATIONS (Unaudited) (Continued)
SIX MONTHS ENDED March 31, 2022
($ reported in thousands)
	KAR Small-Cap Core Fund	KAR Small-Cap Growth Fund	KAR Small-Cap Value Fund	KAR Small-Mid Cap Core Fund	KAR Small-Mid Cap Growth Fund
Investment Income
Dividends	$ 11,117	$ 7,659	$ 10,636	$ 4,141	$ 6
Dividends from affiliated	—	3,495	—	—	—
Securities lending, net of fees	— (1)	40	—	—	—
Total investment income	11,117	11,194	10,636	4,141	6
Expenses
Investment advisory fees	7,120	24,259	4,917	4,978	23
Distribution and service fees, Class A	177	890	162	62	1
Distribution and service fees, Class C	407	1,426	102	163	1
Administration and accounting fees	932	2,922	691	665	7
Transfer agent fees and expenses	389	1,222	292	276	1
Sub-transfer agent fees and expenses, Class A	59	373	40	25	— (1)
Sub-transfer agent fees and expenses, Class C	29	99	8	14	— (1)
Sub-transfer agent fees and expenses, Class I	483	2,023	493	454	1
Custodian fees	1	5	1	1	— (1)
Printing fees and expenses	48	181	46	34	1
Professional fees	22	50	19	17	12
Interest expense and/or commitment fees	5	21	4	3	— (1)
Registration fees	35	60	56	61	35
Trustees’ fees and expenses	45	154	32	29	— (1)
Miscellaneous expenses	48	183	40	22	2
Total expenses	9,800	33,868	6,903	6,804	84
Less net expenses reimbursed and/or waived by investment adviser(2)	—	—	—	—	(51)
Plus net expenses recaptured	—	—	—	22	—
Net expenses	9,800	33,868	6,903	6,826	33
Net investment income (loss)	1,317	(22,674)	3,733	(2,685)	(27)
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	62,848	208,581	31,753	11,767	(57)
Affiliated investments	—	70,810	—	—	—
Foreign currency transactions	(2)	(188)	—	—	— (1)
Net change in unrealized appreciation (depreciation) on:
Investments	(105,615)	(517,544)	(144,973)	(106,615)	(546)
Affiliated investments	—	(668,014)	—	—	—
Foreign currency transactions	(2)	(5)	—	—	— (1)
Net realized and unrealized gain (loss) on investments	(42,771)	(906,360)	(113,220)	(94,848)	(603)
Net increase (decrease) in net assets resulting from operations	$ (41,454)	$(929,034)	$(109,487)	$ (97,533)	$(630)

(1)	Amount is less than $500.
(2)	See Note 3D in Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF OPERATIONS (Unaudited) (Continued)
SIX MONTHS ENDED March 31, 2022
($ reported in thousands)
	KAR Small-Mid Cap Value Fund	SGA Emerging Markets Growth Fund	SGA Global Growth Fund	SGA New Leaders Growth Fund	Tactical Allocation Fund
Investment Income
Dividends	$ 25	$ 27	$ 359	$ 11	$ 1,879
Interest	—	—	—	—	3,946
Securities lending, net of fees	—	—	1	—	11
Foreign taxes withheld	—	(2)	(13)	— (1)	(127)
Total investment income	25	25	347	11	5,709
Expenses
Investment advisory fees	10	29	661	26	2,464
Distribution and service fees, Class A	— (1)	— (1)	41	— (1)	1,022
Distribution and service fees, Class C	1	1	34	— (1)	141
Administration and accounting fees	5	7	85	7	442
Transfer agent fees and expenses	1	1	35	1	213
Sub-transfer agent fees and expenses, Class A	— (1)	— (1)	25	—	157
Sub-transfer agent fees and expenses, Class C	— (1)	— (1)	3	—	12
Sub-transfer agent fees and expenses, Class I	— (1)	— (1)	29	—	20
Custodian fees	— (1)	— (1)	1	— (1)	5
Printing fees and expenses	2	1	6	1	27
Professional fees	14	16	15	13	22
Interest expense and/or commitment fees	— (1)	— (1)	— (1)	— (1)	3
Registration fees	26	16	25	25	29
Trustees’ fees and expenses	— (1)	— (1)	4	— (1)	22
Miscellaneous expenses	2	2	10	1	132
Total expenses	61	73	974	74	4,711
Less net expenses reimbursed and/or waived by investment adviser(2)	(47)	(41)	(52)	(44)	(223)
Net expenses	14	32	922	30	4,488
Net investment income (loss)	11	(7)	(575)	(19)	1,221
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	17	(114)	10,963	(133)	22,239
Foreign currency transactions	—	— (1)	(2)	— (1)	(55)
Foreign capital gains tax	—	(1)	—	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	(192)	(679)	(26,594)	(1,121)	(122,699)
Foreign currency transactions	—	— (1)	(1)	— (1)	(4)
Foreign capital gains tax	—	11	—	—	—
Net realized and unrealized gain (loss) on investments	(175)	(783)	(15,634)	(1,254)	(100,519)
Net increase (decrease) in net assets resulting from operations	$(164)	$(790)	$(16,209)	$(1,273)	$ (99,298)

(1)	Amount is less than $500.
(2)	See Note 3D in Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF CHANGES IN NET ASSETS
($ reported in thousands)
	KAR Capital Growth Fund		KAR Equity Income Fund
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ (2,781)	$ (6,452)	$ 1,389	$ 3,111
Net realized gain (loss)	43,128	64,719	4,742	3,083
Net change in unrealized appreciation (depreciation)	(124,295)	92,901	3,852	19,166
Increase (decrease) in net assets resulting from operations	(83,948)	151,168	9,983	25,360
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(53,757)	(21,796)	(5,143)	(31,394)
Class C	(820)	(600)	(140)	(1,891)
Class I	(4,151)	(1,595)	(497)	(2,982)
Class R6	(122)	(9)	(70)	(333)
Total dividends and distributions to shareholders	(58,850)	(24,000)	(5,850)	(36,600)
Change in Net Assets from Capital Transactions (See Note 5):
Class A	31,358	(20,713)	(620)	18,321
Class C	(1,588)	(5,645)	(825)	(1,372)
Class I	(28)	4,062	1,179	2,527
Class R6	1,292	443	471	475
Increase (decrease) in net assets from capital transactions	31,034	(21,853)	205	19,951
Net increase (decrease) in net assets	(111,764)	105,315	4,338	8,711
Net Assets
Beginning of period	806,340	701,025	139,802	131,091
End of Period	$ 694,576	$ 806,340	$ 144,140	$ 139,802
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	KAR Global Quality Dividend Fund		KAR Mid-Cap Core Fund
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 425	$ 999	$ (2,339)	$ (4,505)
Net realized gain (loss)	1,743	1,836	39,183	33,114
Net change in unrealized appreciation (depreciation)	589	3,333	(104,173)	279,183
Increase (decrease) in net assets resulting from operations	2,757	6,168	(67,329)	307,792
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(510)	(576)	(1,497)	(464)
Class C	(8)	(27)	(1,267)	(429)
Class I	(404)	(334)	(21,030)	(5,392)
Class R6	(53)	(3)	(951)	(165)
Total dividends and distributions to shareholders	(975)	(940)	(24,745)	(6,450)
Change in Net Assets from Capital Transactions (See Note 5):
Class A	529	(1,674)	(1,596)	9,280
Class C	(78)	(729)	2,669	1,742
Class I	1,560	(134)	139,189	273,909
Class R6	318	1,770	884	27,639
Increase (decrease) in net assets from capital transactions	2,329	(767)	141,146	312,570
Net increase (decrease) in net assets	4,111	4,461	49,072	613,912
Net Assets
Beginning of period	38,366	33,905	1,397,710	783,798
End of Period	$ 42,477	$ 38,366	$ 1,446,782	$ 1,397,710
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	KAR Mid-Cap Growth Fund		KAR Small-Cap Core Fund
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ (8,381)	$ (24,505)	$ 1,317	$ (108)
Net realized gain (loss)	(19,926)	52,141	62,846	212,206
Net change in unrealized appreciation (depreciation)	(579,100)	590,790	(105,617)	241,098
Increase (decrease) in net assets resulting from operations	(607,407)	618,426	(41,454)	453,196
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(8,185)	(606)	(17,080)	(9,053)
Class C	(2,544)	(180)	(12,382)	(8,780)
Class I	(34,824)	(2,375)	(145,908)	(85,597)
Class R6	(2,968)	(139)	(48,590)	(26,170)
Total dividends and distributions to shareholders	(48,521)	(3,300)	(223,960)	(129,600)
Change in Net Assets from Capital Transactions (See Note 5):
Class A	(33,616)	(13,276)	12,779	6,511
Class C	(26,300)	4,098	3,119	(19,276)
Class I	(234,400)	211,073	75,330	(24,692)
Class R6	13,361	80,643	1,344	61,400
Increase (decrease) in net assets from capital transactions	(280,955)	282,538	92,572	23,943
Net increase (decrease) in net assets	(936,883)	897,664	(172,842)	347,539
Net Assets
Beginning of period	3,429,818	2,532,154	1,926,163	1,578,624
End of Period	$ 2,492,935	$ 3,429,818	$ 1,753,321	$ 1,926,163
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	KAR Small-Cap Growth Fund		KAR Small-Cap Value Fund
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ (22,674)	$ (54,891)	$ 3,733	$ 4,365
Net realized gain (loss)	279,203	801,250	31,753	48,737
Net change in unrealized appreciation (depreciation)	(1,185,563)	568,778	(144,973)	282,809
Increase (decrease) in net assets resulting from operations	(929,034)	1,315,137	(109,487)	335,911
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(100,063)	(79,097)	(2,287)	(662)
Class C	(45,933)	(37,125)	(355)	(11)
Class I	(655,027)	(537,686)	(21,896)	(8,138)
Class R6	(25,977)	(14,092)	(1,622)	(189)
Total dividends and distributions to shareholders	(827,000)	(668,000)	(26,160)	(9,000)
Change in Net Assets from Capital Transactions (See Note 5):
Class A	4,350	(53,154)	(2,778)	16,147
Class C	5,828	(27,922)	(1,418)	(654)
Class I	(83,230)	(441,585)	(42,979)	194,304
Class R6	20,830	98,665	(726)	64,780
Increase (decrease) in net assets from capital transactions	(52,222)	(423,996)	(47,901)	274,577
Net increase (decrease) in net assets	(1,808,256)	223,141	(183,548)	601,488
Net Assets
Beginning of period	6,665,012	6,441,871	1,425,010	823,522
End of Period	$ 4,856,756	$ 6,665,012	$ 1,241,462	$ 1,425,010
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	KAR Small-Mid Cap Core Fund		KAR Small-Mid Cap Growth Fund
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021	Six Months Ended March 31, 2022 (Unaudited)	From Inception December 8, 2020 to September 30, 2021
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ (2,685)	$ (4,982)	$ (27)	$ (32)
Net realized gain (loss)	11,767	21,174	(57)	(40)
Net change in unrealized appreciation (depreciation)	(106,615)	168,800	(546)	387
Increase (decrease) in net assets resulting from operations	(97,533)	184,992	(630)	315
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(599)	—	—	—
Class C	(408)	—	—	—
Class I	(14,991)	(57)	—	—
Class R6	(222)	(3)	—	—
Total dividends and distributions to shareholders	(16,220)	(60)	—	—
Change in Net Assets from Capital Transactions (See Note 5):
Class A	2,554	21,019	(3)	697
Class C	4,883	16,317	23	112
Class I	177,593	557,850	985	1,930
Class R6	4,224	5,213	361	3,029
Increase (decrease) in net assets from capital transactions	189,254	600,399	1,366	5,768
Net increase (decrease) in net assets	75,501	785,331	736	6,083
Net Assets
Beginning of period	1,263,541	478,210	6,083	—
End of Period	$ 1,339,042	$ 1,263,541	$ 6,819	$ 6,083
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	KAR Small-Mid Cap Value Fund		SGA Emerging Markets Growth Fund
	Six Months Ended March 31, 2022 (Unaudited)	From Inception August 3, 2021 to September 30, 2021	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 11	$ 2	$ (7)	$ (20)
Net realized gain (loss)	17	—	(115)	422
Net change in unrealized appreciation (depreciation)	(192)	(109)	(668)	135
Increase (decrease) in net assets resulting from operations	(164)	(107)	(790)	537
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(—) (1)	—	(14)	(4)
Class C	—	—	(11)	(3)
Class I	(1)	—	(27)	(8)
Class R6	(10)	—	(368)	(110)
Total dividends and distributions to shareholders	(11)	—	(420)	(125)
Change in Net Assets from Capital Transactions (See Note 5):
Class A	(13)	131	2	27
Class C	— (1)	103	34	8
Class I	353	100	(46)	143
Class R6	729	2,700	364	219
Increase (decrease) in net assets from capital transactions	1,069	3,034	354	397
Net increase (decrease) in net assets	894	2,927	(856)	809
Net Assets
Beginning of period	2,927	—	6,195	5,386
End of Period	$ 3,821	$ 2,927	$ 5,339	$ 6,195

(1)	Amount is less than $500.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	SGA Global Growth Fund		SGA New Leaders Growth Fund
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021	Six Months Ended March 31, 2022 (Unaudited)	From Inception November 17, 2020 to September 30, 2021
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ (575)	$ (834)	$ (19)	$ (31)
Net realized gain (loss)	10,961	10,299	(133)	(163)
Net change in unrealized appreciation (depreciation)	(26,595)	18,122	(1,121)	558
Increase (decrease) in net assets resulting from operations	(16,209)	27,587	(1,273)	364
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(2,276)	(963)	—	—
Class C	(518)	(211)	—	—
Class I	(3,434)	(1,091)	—	—
Class R6	(5,122)	(2,435)	—	—
Total dividends and distributions to shareholders	(11,350)	(4,700)	—	—
Change in Net Assets from Capital Transactions (See Note 5):
Class A	1,233	3,849	8	103
Class C	(71)	1,331	—	103
Class I	(1,186)	20,190	—	155
Class R6	6,045	(4,192)	1,456	5,923
Increase (decrease) in net assets from capital transactions	6,021	21,178	1,464	6,284
Net increase (decrease) in net assets	(21,538)	44,065	191	6,648
Net Assets
Beginning of period	175,684	131,619	6,648	—
End of Period	$ 154,146	$ 175,684	$ 6,839	$ 6,648
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	Tactical Allocation Fund
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 1,221	$ 2,626
Net realized gain (loss)	22,184	68,512
Net change in unrealized appreciation (depreciation)	(122,703)	73,048
Increase (decrease) in net assets resulting from operations	(99,298)	144,186
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(59,512)	(15,782)
Class C	(1,929)	(873)
Class I	(3,846)	(1,207)
Class R6	(8)	(2)
Total dividends and distributions to shareholders	(65,295)	(17,864)
Change in Net Assets from Capital Transactions (See Note 5):
Class A	13,360	73,751
Class C	(6,611)	14,669
Class I	(2,744)	18,001
Class R6	4	100
Increase (decrease) in net assets from capital transactions	4,009	106,521
Net increase (decrease) in net assets	(160,584)	232,843
Net Assets
Beginning of period	954,609	721,766
End of Period	$ 794,025	$ 954,609
See Notes to Financial Statements

VIRTUS EQUITY TRUST
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliates(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)

KAR Capital Growth Fund
Class A
10/1/21 to 3/31/22(6)	$28.64	(0.10)	(2.71)	(2.81)	—	—	(2.12)	(2.12)	—	(4.93)	$23.71	(10.81) %	$ 637,581	1.18% (7)	1.18%	(0.73) %	4%
10/1/20 to 9/30/21	24.20	(0.22)	5.49	5.27	—	—	(0.83)	(0.83)	—	4.44	28.64	21.98	736,713	1.20 (7)	1.20	(0.83)	8
10/1/19 to 9/30/20	16.67	(0.12)	8.16	8.04	—	—	(0.51)	(0.51)	—	7.53	24.20	49.20	640,963	1.22 (7)	1.23	(0.63)	4
10/1/18 to 9/30/19	18.37	(0.07)	(0.08)	(0.15)	—	—	(1.55)	(1.55)	—	(1.70)	16.67	1.10	471,071	1.23 (7)	1.24	(0.43)	12
10/1/17 to 9/30/18	16.18	(0.08)	3.13	3.05	—	—	(0.86)	(0.86)	—	2.19	18.37	19.56	508,124	1.22 (7)	1.22	(0.49)	17
4/1/17 to 9/30/17(8)	14.10	(0.03)	2.27	2.24	—	—	(0.16)	(0.16)	—	2.08	16.18	15.93	446,720	1.30 (7)	1.30	(0.40)	13
4/1/16 to 3/31/17	13.66	(0.05)	1.64	1.59	—	—	(1.15)	(1.15)	—	0.44	14.10	12.34 (9)	402,118	1.33 (7)(9)(10)	1.34	(0.40) (9)	21
Class C
10/1/21 to 3/31/22(6)	$20.70	(0.15)	(1.87)	(2.02)	—	—	(2.12)	(2.12)	—	(4.14)	$16.56	(11.16) %	$ 6,030	1.98% (7)	1.98%	(1.54) %	4%
10/1/20 to 9/30/21	17.83	(0.32)	4.02	3.70	—	—	(0.83)	(0.83)	—	2.87	20.70	21.00	9,252	2.01 (7)	2.01	(1.63)	8
10/1/19 to 9/30/20	12.49	(0.20)	6.05	5.85	—	—	(0.51)	(0.51)	—	5.34	17.83	48.09	13,183	2.00 (7)	2.00	(1.41)	4
10/1/18 to 9/30/19	14.34	(0.15)	(0.15)	(0.30)	—	—	(1.55)	(1.55)	—	(1.85)	12.49	0.26	8,632	2.02 (7)	2.02	(1.22)	12
10/1/17 to 9/30/18	12.91	(0.17)	2.46	2.29	—	—	(0.86)	(0.86)	—	1.43	14.34	18.58	14,408	1.99 (7)	2.00	(1.26)	17
4/1/17 to 9/30/17(8)	11.32	(0.07)	1.82	1.75	—	—	(0.16)	(0.16)	—	1.59	12.91	15.51	14,052	2.08 (7)	2.08	(1.18)	13
4/1/16 to 3/31/17	11.27	(0.13)	1.33	1.20	—	—	(1.15)	(1.15)	—	0.05	11.32	11.47 (9)	13,345	2.08 (7)(9)(10)	2.09	(1.16) (9)	21
Class I
10/1/21 to 3/31/22(6)	$29.86	(0.07)	(2.84)	(2.91)	—	—	(2.12)	(2.12)	—	(5.03)	$24.83	(10.70) %	$ 49,168	0.98% (7)	0.98%	(0.54) %	4%
10/1/20 to 9/30/21	25.15	(0.18)	5.72	5.54	—	—	(0.83)	(0.83)	—	4.71	29.86	22.23	59,565	1.00 (7)	1.00	(0.63)	8
10/1/19 to 9/30/20	17.36	(0.09)	8.39	8.30	—	—	(0.51)	(0.51)	—	7.79	25.15	48.72	46,600	1.01 (7)	1.02	(0.44)	4
10/1/18 to 9/30/19	19.02	(0.04)	(0.07)	(0.11)	—	—	(1.55)	(1.55)	—	(1.66)	17.36	1.29	22,315	1.02 (7)	1.03	(0.21)	12
10/1/17 to 9/30/18	16.69	(0.05)	3.24	3.19	—	—	(0.86)	(0.86)	—	2.33	19.02	19.81	17,125	0.99 (7)	0.99	(0.26)	17
4/1/17 to 9/30/17(8)	14.52	(0.01)	2.34	2.33	—	—	(0.16)	(0.16)	—	2.17	16.69	16.09	12,466	1.08 (7)	1.08	(0.18)	13
4/1/16 to 3/31/17	14.00	(0.01)	1.68	1.67	—	—	(1.15)	(1.15)	—	0.52	14.52	12.61 (9)	10,180	1.08 (7)(9)(10)	1.09	(0.15) (9)	21
Class R6
10/1/21 to 3/31/22(6)	$30.22	(0.04)	(2.88)	(2.92)	—	—	(2.12)	(2.12)	—	(5.04)	$25.18	(10.60) %	$ 1,797	0.73%	0.90%	(0.28) %	4%
10/1/20 to 9/30/21	25.38	(0.11)	5.78	5.67	—	—	(0.83)	(0.83)	—	4.84	30.22	22.55	810	0.73	0.91	(0.38)	8
10/1/19 to 9/30/20	17.37	(0.01)	8.53	8.52	—	—	(0.51)	(0.51)	—	8.01	25.38	49.99	279	0.72	0.94	(0.06)	4
10/1/18 to 9/30/19	19.04	(0.05)	(0.07)	(0.12)	—	—	(1.55)	(1.55)	—	(1.67)	17.37	1.25	94	0.78 (11)	0.94	(0.27)	12
1/30/18 (12) to 9/30/18	18.46	(—) (13)	0.58	0.58	—	—	—	—	—	0.58	19.04	3.14	6,458	0.80 (11)	0.91	(0.03)	17 (14)

KAR Equity Income Fund
Class A
10/1/21 to 3/31/22(6)	$20.46	0.20	1.26	1.46	(0.44)	—	(0.44)	(0.88)	—	0.58	$21.04	7.20%	$ 125,488	1.20%	1.31%	1.95%	11%
10/1/20 to 9/30/21	23.03	0.47	3.57	4.04	(0.27)	—	(6.34)	(6.61)	—	(2.57)	20.46	20.23	122,518	1.23 (10)	1.36	2.21	25
10/1/19 to 9/30/20	20.62	0.15	2.47	2.62	(0.21)	—	—	(0.21)	—	2.41	23.03	12.75	113,585	1.23 (10)	1.38	0.72	118
10/1/18 to 9/30/19	21.05	0.16	(0.38)	(0.22)	(0.21)	—	—	(0.21)	—	(0.43)	20.62	(0.85)	115,121	1.20	1.34	0.80	26
10/1/17 to 9/30/18	20.26	0.14	2.02	2.16	(0.06)	—	(1.31)	(1.37)	—	0.79	21.05	10.84	118,904	1.20	1.31	0.71	24
4/1/17 to 9/30/17(8)	20.27	0.06	1.72	1.78	(0.06)	—	(1.73)	(1.79)	—	(0.01)	20.26	9.26	120,445	1.23 (11)	1.39	0.63	110
4/1/16 to 3/31/17	18.14	0.15	2.68	2.83	(0.22)	—	(0.48)	(0.70)	—	2.13	20.27	15.85 (9)	113,442	1.26 (9)(10)	1.40	0.81	496
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliates(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)
KAR Equity Income Fund (Continued)
Class C
10/1/21 to 3/31/22(6)	$17.47	0.11	1.08	1.19	(0.22)	—	(0.44)	(0.66)	—	0.53	$18.00	6.88%	$ 3,603	1.95%	2.09%	1.22%	11%
10/1/20 to 9/30/21	20.51	0.28	3.12	3.40	(0.10)	—	(6.34)	(6.44)	—	(3.04)	17.47	19.31	4,303	1.97 (10)	2.13	1.52	25
10/1/19 to 9/30/20	18.36	(0.01)	2.19	2.18	(0.03)	—	—	(0.03)	—	2.15	20.51	11.91	6,394	1.97 (10)	2.13	(0.03)	118
10/1/18 to 9/30/19	18.71	0.01	(0.33)	(0.32)	(0.03)	—	—	(0.03)	—	(0.35)	18.36	(1.65)	7,769	1.95	2.10	0.07	26
10/1/17 to 9/30/18	18.23	(0.01)	1.80	1.79	—	—	(1.31)	(1.31)	—	0.48	18.71	10.00	30,576	1.95	2.06	(0.03)	24
4/1/17 to 9/30/17(8)	18.44	(0.02)	1.56	1.54	(0.02)	—	(1.73)	(1.75)	—	(0.21)	18.23	8.85	32,710	1.98 (11)	2.15	(0.17)	110
4/1/16 to 3/31/17	16.48	0.01	2.44	2.45	(0.01)	—	(0.48)	(0.49)	—	1.96	18.44	15.01 (9)	37,269	2.00 (9)(10)	2.15	0.04	496
Class I
10/1/21 to 3/31/22(6)	$20.41	0.23	1.26	1.49	(0.49)	—	(0.44)	(0.93)	—	0.56	$20.97	7.39%	$ 13,385	0.95%	1.06%	2.19%	11%
10/1/20 to 9/30/21	23.00	0.52	3.56	4.08	(0.33)	—	(6.34)	(6.67)	—	(2.59)	20.41	20.49	11,819	0.98 (10)	1.11	2.43	25
10/1/19 to 9/30/20	20.60	0.20	2.46	2.66	(0.26)	—	—	(0.26)	—	2.40	23.00	12.98	10,319	0.98 (10)	1.13	0.97	118
10/1/18 to 9/30/19	21.03	0.21	(0.38)	(0.17)	(0.26)	—	—	(0.26)	—	(0.43)	20.60	(0.58)	10,654	0.95	1.09	1.06	26
10/1/17 to 9/30/18	20.22	0.19	2.01	2.20	(0.08)	—	(1.31)	(1.39)	—	0.81	21.03	11.10	15,028	0.95	1.08	0.92	24
4/1/17 to 9/30/17(8)	20.22	0.09	1.71	1.80	(0.07)	—	(1.73)	(1.80)	—	—	20.22	9.41	32,485	0.98 (11)	1.15	0.91	110
4/1/16 to 3/31/17	18.13	0.21	2.66	2.87	(0.30)	—	(0.48)	(0.78)	—	2.09	20.22	16.16 (9)	21,011	1.01 (9)(10)	1.15	1.13	496
Class R6
10/1/21 to 3/31/22(6)	$20.35	0.23	1.26	1.49	(0.52)	—	(0.44)	(0.96)	—	0.53	$20.88	7.40%	$ 1,664	0.91%	1.00%	2.23%	11%
10/1/20 to 9/30/21	22.96	0.51	3.57	4.08	(0.35)	—	(6.34)	(6.69)	—	(2.61)	20.35	20.55	1,162	0.94 (10)	1.03	2.44	25
10/1/19 to 9/30/20	20.56	0.21	2.47	2.68	(0.28)	—	—	(0.28)	—	2.40	22.96	13.08	793	0.93 (10)	1.05	1.01	118
10/1/18 to 9/30/19	21.03	0.20	(0.37)	(0.17)	(0.30)	—	—	(0.30)	—	(0.47)	20.56	(0.56)	935	0.91	1.03	1.02	26
1/30/18 (12) to 9/30/18	20.70	0.15	0.18	0.33	—	—	—	—	—	0.33	21.03	1.59	4,999	0.91	1.00	1.16	24

KAR Global Quality Dividend Fund
Class A
10/1/21 to 3/31/22(6)	$14.74	0.15	0.84	0.99	(0.32)	—	—	(0.32)	—	0.67	$15.41	6.77%	$ 25,432	1.35%	1.49%	2.05%	26%
10/1/20 to 9/30/21	12.76	0.37	1.95	2.32	(0.34)	—	—	(0.34)	—	1.98	14.74	18.42	23,807	1.35	1.51	2.55	37
10/1/19 to 9/30/20	14.78	0.31	(1.99)	(1.68)	(0.34)	—	—	(0.34)	—	(2.02)	12.76	(11.69)	22,089	1.35	1.61	2.32	53
10/1/18 to 9/30/19	14.98	0.38	0.85	1.23	(0.39)	—	(1.04)	(1.43)	—	(0.20)	14.78	9.64	29,367	1.35	1.56	2.71	35
10/1/17 to 9/30/18	16.20	0.40	0.25	0.65	(0.65)	—	(1.22)	(1.87)	—	(1.22)	14.98	4.24	26,351	1.35	1.50	2.63	33
4/1/17 to 9/30/17(8)	16.81	0.30	0.41	0.71	(0.27)	—	(1.05)	(1.32)	—	(0.61)	16.20	4.31	44,188	1.35	1.56	3.65	13
4/1/16 to 3/31/17	15.09	0.20	1.66	1.86	(0.14)	—	—	(0.14)	—	1.72	16.81	12.42	46,670	1.36 (10)	1.48	1.29	119
Class C
10/1/21 to 3/31/22(6)	$14.21	0.09	0.82	0.91	(0.14)	—	—	(0.14)	—	0.77	$14.98	6.40%	$ 901	2.10%	2.29%	1.29%	26%
10/1/20 to 9/30/21	12.29	0.24	1.90	2.14	(0.22)	—	—	(0.22)	—	1.92	14.21	17.52	931	2.10	2.29	1.74	37
10/1/19 to 9/30/20	14.23	0.20	(1.92)	(1.72)	(0.22)	—	—	(0.22)	—	(1.94)	12.29	(12.34)	1,467	2.10	2.35	1.53	53
10/1/18 to 9/30/19	14.52	0.24	0.83	1.07	(0.32)	—	(1.04)	(1.36)	—	(0.29)	14.23	8.74	3,178	2.10	2.29	1.79	35
10/1/17 to 9/30/18	15.82	0.32	0.22	0.54	(0.62)	—	(1.22)	(1.84)	—	(1.30)	14.52	3.56	5,127	2.10	2.25	2.16	33
4/1/17 to 9/30/17(8)	16.38	0.23	0.39	0.62	(0.13)	—	(1.05)	(1.18)	—	(0.56)	15.82	3.86	6,107	2.10	2.33	2.87	13
4/1/16 to 3/31/17	14.68	0.08	1.62	1.70	—	—	—	—	—	1.70	16.38	11.58	6,950	2.11 (10)	2.23	0.54	119
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliates(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)
KAR Global Quality Dividend Fund (Continued)
Class I
10/1/21 to 3/31/22(6)	$14.76	0.17	0.83	1.00	(0.39)	—	—	(0.39)	—	0.61	$15.37	6.90%	$ 13,769	1.10%	1.25%	2.28%	26%
10/1/20 to 9/30/21	12.77	0.40	1.97	2.37	(0.38)	—	—	(0.38)	—	1.99	14.76	18.78	11,659	1.10	1.27	2.79	37
10/1/19 to 9/30/20	14.79	0.35	(1.99)	(1.64)	(0.38)	—	—	(0.38)	—	(2.02)	12.77	(11.47)	10,259	1.10	1.40	2.66	53
10/1/18 to 9/30/19	15.02	0.42	0.83	1.25	(0.44)	—	(1.04)	(1.48)	—	(0.23)	14.79	9.85	7,246	1.10	1.36	3.00	35
10/1/17 to 9/30/18	16.20	0.47	0.23	0.70	(0.66)	—	(1.22)	(1.88)	—	(1.18)	15.02	4.56	4,843	1.10	1.29	3.14	33
4/1/17 to 9/30/17(8)	16.84	0.29	0.44	0.73	(0.32)	—	(1.05)	(1.37)	—	(0.64)	16.20	4.41	6,524	1.10	1.33	3.53	13
4/1/16 to 3/31/17	15.12	0.25	1.65	1.90	(0.18)	—	—	(0.18)	—	1.72	16.84	12.66	7,096	1.11 (10)	1.23	1.59	119
Class R6
10/1/21 to 3/31/22(6)	$14.84	0.20	0.84	1.04	(0.41)	—	—	(0.41)	—	0.63	$15.47	7.09%	$ 2,375	0.78%	1.16%	2.63%	26%
10/1/20 to 9/30/21	12.81	0.45	1.97	2.42	(0.39)	—	—	(0.39)	—	2.03	14.84	19.15	1,969	0.78	1.15	3.04	37
10/1/19 to 9/30/20	14.80	0.39	(1.99)	(1.60)	(0.39)	—	—	(0.39)	—	(1.99)	12.81	(11.18)	90	0.78	1.27	2.92	53
8/1/19 (12) to 9/30/19	14.23	0.08	0.49	0.57	—	—	—	—	—	0.57	14.80	4.01	104	0.78	1.27	3.39	35 (14)

KAR Mid-Cap Core Fund
Class A
10/1/21 to 3/31/22(6)	$54.03	(0.14)	(2.10)	(2.24)	—	—	(0.93)	(0.93)	—	(3.17)	$50.86	(4.30) %	$ 80,187	1.20%	1.28%	(0.52) %	8%
10/1/20 to 9/30/21	39.93	(0.29)	14.71	14.42	—	—	(0.32)	(0.32)	—	14.10	54.03	36.25	86,713	1.20	1.31	(0.58)	15
10/1/19 to 9/30/20	35.05	(0.16)	5.19	5.03	—	—	(0.15)	(0.15)	—	4.88	39.93	14.39	56,677	1.20	1.34	(0.44)	19
10/1/18 to 9/30/19	33.71	(0.08)	1.65	1.57	—	—	(0.23)	(0.23)	—	1.34	35.05	4.79	46,934	1.20	1.36	(0.23)	28
10/1/17 to 9/30/18	27.95	(0.09)	5.85	5.76	—	—	—	—	—	5.76	33.71	20.61	33,120	1.20	1.39	(0.29)	21
4/1/17 to 9/30/17(8)	25.80	(0.05)	2.29	2.24	—	—	(0.09)	(0.09)	—	2.15	27.95	8.70	26,238	1.20	1.49	(0.35)	11
4/1/16 to 3/31/17	22.60	(0.08)	3.28	3.20	—	—	—	—	—	3.20	25.80	14.16	20,615	1.26 (10)(11)	1.55	(0.32)	28
Class C
10/1/21 to 3/31/22(6)	$49.42	(0.31)	(1.91)	(2.22)	—	—	(0.93)	(0.93)	—	(3.15)	$46.27	(4.66) %	$ 65,783	1.95%	2.03%	(1.26) %	8%
10/1/20 to 9/30/21	36.82	(0.61)	13.53	12.92	—	—	(0.32)	(0.32)	—	12.60	49.42	35.23	67,627	1.95	2.06	(1.33)	15
10/1/19 to 9/30/20	32.58	(0.40)	4.79	4.39	—	—	(0.15)	(0.15)	—	4.24	36.82	13.51	49,164	1.95	2.10	(1.19)	19
10/1/18 to 9/30/19	31.58	(0.30)	1.53	1.23	—	—	(0.23)	(0.23)	—	1.00	32.58	4.03	43,268	1.95	2.11	(0.98)	28
10/1/17 to 9/30/18	26.38	(0.31)	5.51	5.20	—	—	—	—	—	5.20	31.58	19.71	30,661	1.95	2.14	(1.04)	21
4/1/17 to 9/30/17(8)	24.45	(0.14)	2.16	2.02	—	—	(0.09)	(0.09)	—	1.93	26.38	8.28	17,870	1.95	2.25	(1.10)	11
4/1/16 to 3/31/17	21.57	(0.24)	3.12	2.88	—	—	—	—	—	2.88	24.45	13.35	14,279	2.00 (10)(11)	2.28	(1.04)	28
Class I
10/1/21 to 3/31/22(6)	$55.34	(0.07)	(2.16)	(2.23)	—	—	(0.93)	(0.93)	—	(3.16)	$52.18	(4.18) %	$1,247,927	0.95%	1.02%	(0.26) %	8%
10/1/20 to 9/30/21	40.79	(0.17)	15.04	14.87	—	—	(0.32)	(0.32)	—	14.55	55.34	36.59	1,188,000	0.95	1.05	(0.33)	15
10/1/19 to 9/30/20	35.72	(0.07)	5.29	5.22	—	—	(0.15)	(0.15)	—	5.07	40.79	14.65	658,291	0.95	1.09	(0.18)	19
10/1/18 to 9/30/19	34.26	0.01	1.68	1.69	—	—	(0.23)	(0.23)	—	1.46	35.72	5.06	329,591	0.95	1.11	0.03	28
10/1/17 to 9/30/18	28.34	(0.01)	5.93	5.92	—	—	—	—	—	5.92	34.26	20.93	167,649	0.95	1.14	(0.03)	21
4/1/17 to 9/30/17(8)	26.12	(0.01)	2.32	2.31	—	—	(0.09)	(0.09)	—	2.22	28.34	8.82	69,955	0.95	1.25	(0.10)	11
4/1/16 to 3/31/17	22.82	(0.01)	3.31	3.30	—	—	—	—	—	3.30	26.12	14.46	50,922	0.99 (10)(11)	1.26	(0.02)	28
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliates(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)
KAR Mid-Cap Core Fund (Continued)
Class R6
10/1/21 to 3/31/22(6)	$55.51	(0.05)	(2.16)	(2.21)	—	—	(0.93)	(0.93)	—	(3.14)	$52.37	(4.13) %	$ 52,885	0.87%	0.95%	(0.19) %	8%
10/1/20 to 9/30/21	40.89	(0.12)	15.06	14.94	—	—	(0.32)	(0.32)	—	14.62	55.51	36.67	55,370	0.87	0.97	(0.24)	15
10/1/19 to 9/30/20	35.77	(0.04)	5.31	5.27	—	—	(0.15)	(0.15)	—	5.12	40.89	14.77	19,666	0.87	1.00	(0.10)	19
10/1/18 to 9/30/19	34.28	0.04	1.68	1.72	—	—	(0.23)	(0.23)	—	1.49	35.77	5.15	11,323	0.87	1.01	0.11	28
1/30/18 (12) to 9/30/18	32.78	0.02	1.48	1.50	—	—	—	—	—	1.50	34.28	4.58	2,474	0.87	1.06	0.10	21 (14)

KAR Mid-Cap Growth Fund
Class A
10/1/21 to 3/31/22(6)	$71.37	(0.24)	(12.46)	(12.70)	—	—	(1.04)	(1.04)	—	(13.74)	$57.63	(18.00) %	$ 438,001	1.23% (7)	1.23%	(0.74) %	5%
10/1/20 to 9/30/21	58.05	(0.62)	14.01	13.39	—	—	(0.07)	(0.07)	—	13.32	71.37	23.07	579,817	1.24 (7)	1.24	(0.91)	17
10/1/19 to 9/30/20	37.39	(0.42)	21.34	20.92	—	—	(0.26)	(0.26)	—	20.66	58.05	56.23	482,266	1.28 (7)(15)	1.26	(0.90)	14
10/1/18 to 9/30/19	35.55	(0.31)	2.79	2.48	—	—	(0.64)	(0.64)	—	1.84	37.39	7.46	181,184	1.40 (7)(15)	1.33	(0.87)	28
10/1/17 to 9/30/18	27.74	(0.28)	9.65	9.37	—	—	(1.56)	(1.56)	—	7.81	35.55	35.38	131,422	1.40 (15)	1.37	(0.88)	19
4/1/17 to 9/30/17(8)	24.56	(0.12)	3.43	3.31	—	—	(0.13)	(0.13)	—	3.18	27.74	13.48	84,912	1.40	1.49	(0.88)	12
4/1/16 to 3/31/17	21.92	(0.16)	3.15	2.99	—	—	(0.35)	(0.35)	—	2.64	24.56	13.81 (9)	80,648	1.41 (9)(10)	1.52	(0.75) (9)	20
Class C
10/1/21 to 3/31/22(6)	$55.11	(0.37)	(9.57)	(9.94)	—	—	(1.04)	(1.04)	—	(10.98)	$44.13	(18.31) %	$ 88,709	1.99% (7)	1.99%	(1.49) %	5%
10/1/20 to 9/30/21	45.18	(0.87)	10.87	10.00	—	—	(0.07)	(0.07)	—	9.93	55.11	22.13	141,256	1.99 (7)	1.99	(1.66)	17
10/1/19 to 9/30/20	29.38	(0.60)	16.66	16.06	—	—	(0.26)	(0.26)	—	15.80	45.18	55.01	112,165	2.03 (7)(15)	2.02	(1.65)	14
10/1/18 to 9/30/19	28.30	(0.47)	2.19	1.72	—	—	(0.64)	(0.64)	—	1.08	29.38	6.67	40,450	2.15 (7)(15)	2.12	(1.62)	28
10/1/17 to 9/30/18	22.54	(0.42)	7.74	7.32	—	—	(1.56)	(1.56)	—	5.76	28.30	34.40	12,571	2.15	2.17	(1.63)	19
4/1/17 to 9/30/17(8)	20.06	(0.17)	2.78	2.61	—	—	(0.13)	(0.13)	—	2.48	22.54	13.01	4,971	2.15	2.28	(1.63)	12
4/1/16 to 3/31/17	18.09	(0.27)	2.59	2.32	—	—	(0.35)	(0.35)	—	1.97	20.06	13.03 (9)	5,350	2.16 (9)(10)	2.27	(1.50) (9)	20
Class I
10/1/21 to 3/31/22(6)	$74.14	(0.16)	(12.96)	(13.12)	—	—	(1.04)	(1.04)	—	(14.16)	$59.98	(17.90) %	$1,785,680	0.98% (7)	0.98%	(0.48) %	5%
10/1/20 to 9/30/21	60.16	(0.47)	14.52	14.05	—	—	(0.07)	(0.07)	—	13.98	74.14	23.35	2,499,830	1.00 (7)	1.00	(0.66)	17
10/1/19 to 9/30/20	38.70	(0.33)	22.05	21.72	—	—	(0.26)	(0.26)	—	21.46	60.16	56.39	1,837,262	1.03 (7)	1.03	(0.66)	14
10/1/18 to 9/30/19	36.66	(0.22)	2.90	2.68	—	—	(0.64)	(0.64)	—	2.04	38.70	7.79	309,892	1.11 (7)(15)	1.11	(0.58)	28
10/1/17 to 9/30/18	28.49	(0.22)	9.95	9.73	—	—	(1.56)	(1.56)	—	8.17	36.66	35.72	56,787	1.15 (15)	1.13	(0.65)	19
4/1/17 to 9/30/17(8)	25.20	(0.09)	3.51	3.42	—	—	(0.13)	(0.13)	—	3.29	28.49	13.58	4,419	1.15	1.27	(0.63)	12
4/1/16 to 3/31/17	22.42	(0.11)	3.24	3.13	—	—	(0.35)	(0.35)	—	2.78	25.20	14.13 (9)	3,872	1.16 (9)(10)	1.27	(0.50) (9)	20
Class R6
10/1/21 to 3/31/22(6)	$74.68	(0.12)	(13.05)	(13.17)	—	—	(1.04)	(1.04)	—	(14.21)	$60.47	(17.83) %	$ 180,545	0.83%	0.88%	(0.34) %	5%
10/1/20 to 9/30/21	60.49	(0.36)	14.62	14.26	—	—	(0.07)	(0.07)	—	14.19	74.68	23.57	208,915	0.83	0.89	(0.50)	17
10/1/19 to 9/30/20	38.85	(0.28)	22.18	21.90	—	—	(0.26)	(0.26)	—	21.64	60.49	56.64	100,461	0.83	0.93	(0.51)	14
10/1/18 to 9/30/19	36.71	(0.13)	2.91	2.78	—	—	(0.64)	(0.64)	—	2.14	38.85	8.05	1,975	0.85 (11)(15)	1.01	(0.34)	28
1/30/18 (12) to 9/30/18	31.74	(0.09)	5.06	4.97	—	—	—	—	—	4.97	36.71	15.66	117	0.93 (11)	1.09	(0.40)	19 (14)
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliates(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)

KAR Small-Cap Core Fund
Class A
10/1/21 to 3/31/22(6)	$47.98	(0.02)	(0.82)	(0.84)	—	—	(5.84)	(5.84)	—	(6.68)	$41.30	(2.57) %	$ 133,050	1.25%	1.25%	(0.09) %	5%
10/1/20 to 9/30/21	40.21	(0.11)	11.25	11.14	—	—	(3.37)	(3.37)	—	7.77	47.98	28.68	140,807	1.26	1.26	(0.23)	16
10/1/19 to 9/30/20	38.20	(0.17)	3.84	3.67	—	—	(1.66)	(1.66)	—	2.01	40.21	9.78	112,178	1.28	1.28	(0.46)	19
10/1/18 to 9/30/19	35.42	(0.08)	4.14	4.06	—	—	(1.28)	(1.28)	—	2.78	38.20	12.50	133,702	1.29	1.29	(0.24)	9
10/1/17 to 9/30/18	28.05	(0.03)	7.44	7.41	—	—	(0.04)	(0.04)	—	7.37	35.42	26.42	153,109	1.29	1.29	(0.08)	13
4/1/17 to 9/30/17(8)	24.21	(0.06)	3.91	3.85	—	—	(0.01)	(0.01)	—	3.84	28.05	15.92	79,752	1.33	1.33	(0.49)	2
4/1/16 to 3/31/17	21.39	(0.07)	4.26	4.19	—	—	(1.37)	(1.37)	—	2.82	24.21	20.26 (9)	62,122	1.37 (9)(10)	1.37	(0.31) (9)	24
Class C
10/1/21 to 3/31/22(6)	$38.35	(0.14)	(0.58)	(0.72)	—	—	(5.84)	(5.84)	—	(6.56)	$31.79	(2.93) %	$ 73,695	1.98%	1.98%	(0.80) %	5%
10/1/20 to 9/30/21	32.95	(0.35)	9.12	8.77	—	—	(3.37)	(3.37)	—	5.40	38.35	27.74	84,992	1.99	1.99	(0.93)	16
10/1/19 to 9/30/20	31.81	(0.37)	3.17	2.80	—	—	(1.66)	(1.66)	—	1.14	32.95	8.98	89,553	2.01	2.01	(1.20)	19
10/1/18 to 9/30/19	29.95	(0.28)	3.42	3.14	—	—	(1.28)	(1.28)	—	1.86	31.81	11.69	106,191	2.03	2.03	(0.99)	9
10/1/17 to 9/30/18	23.90	(0.23)	6.32	6.09	—	—	(0.04)	(0.04)	—	6.05	29.95	25.52	122,439	2.02	2.02	(0.82)	13
4/1/17 to 9/30/17(8)	20.71	(0.14)	3.34	3.20	—	—	(0.01)	(0.01)	—	3.19	23.90	15.47	56,526	2.08	2.08	(1.23)	2
4/1/16 to 3/31/17	18.61	(0.21)	3.68	3.47	—	—	(1.37)	(1.37)	—	2.10	20.71	19.39 (9)	44,789	2.12 (9)(10)	2.12	(1.10) (9)	24
Class I
10/1/21 to 3/31/22(6)	$51.22	0.04	(0.91)	(0.87)	(0.06)	—	(5.84)	(5.90)	—	(6.77)	$44.45	(2.47) %	$1,179,839	0.99%	0.99%	0.18%	5%
10/1/20 to 9/30/21	42.67	0.02	11.96	11.98	(0.06)	—	(3.37)	(3.43)	—	8.55	51.22	29.03	1,278,711	1.00	1.00	0.05	16
10/1/19 to 9/30/20	40.33	(0.07)	4.08	4.01	(0.01)	—	(1.66)	(1.67)	—	2.34	42.67	10.11	1,082,010	1.00	1.00	(0.18)	19
10/1/18 to 9/30/19	37.26	— (13)	4.39	4.39	(0.04)	—	(1.28)	(1.32)	—	3.07	40.33	12.83	1,202,004	1.02	1.02	0.01	9
10/1/17 to 9/30/18	29.44	0.06	7.80	7.86	—	—	(0.04)	(0.04)	—	7.82	37.26	26.73	1,231,686	1.01	1.01	0.18	13
4/1/17 to 9/30/17(8)	25.37	(0.03)	4.11	4.08	—	—	(0.01)	(0.01)	—	4.07	29.44	16.10	474,552	1.08	1.08	(0.23)	2
4/1/16 to 3/31/17	22.30	(0.03)	4.47	4.44	—	—	(1.37)	(1.37)	—	3.07	25.37	20.57 (9)	338,491	1.12 (9)(10)	1.12	(0.11) (9)	24
Class R6
10/1/21 to 3/31/22(6)	$51.45	0.07	(0.91)	(0.84)	(0.12)	—	(5.84)	(5.96)	—	(6.80)	$44.65	(2.42) %	$ 366,737	0.91%	0.91%	0.28%	5%
10/1/20 to 9/30/21	42.84	0.06	12.02	12.08	(0.10)	—	(3.37)	(3.47)	—	8.61	51.45	29.14	421,653	0.92	0.92	0.12	16
10/1/19 to 9/30/20	40.50	(0.06)	4.10	4.04	(0.04)	—	(1.66)	(1.70)	—	2.34	42.84	10.15	294,883	0.93	0.93	(0.14)	19
10/1/18 to 9/30/19	37.40	0.04	4.40	4.44	(0.06)	—	(1.28)	(1.34)	—	3.10	40.50	12.94	107,611	0.94	0.94	0.10	9
10/1/17 to 9/30/18	29.52	0.09	7.83	7.92	—	—	(0.04)	(0.04)	—	7.88	37.40	26.86	88,563	0.94	0.94	0.25	13
4/1/17 to 9/30/17(8)	25.44	(0.02)	4.11	4.09	—	—	(0.01)	(0.01)	—	4.08	29.52	16.14	44,565	0.99	0.99	(0.14)	2
4/1/16 to 3/31/17	22.33	— (13)	4.48	4.48	—	—	(1.37)	(1.37)	—	3.11	25.44	20.68 (9)	31,338	1.01 (9)(10)	1.01	0.01 (9)	24
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliates(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)

KAR Small-Cap Growth Fund
Class A
10/1/21 to 3/31/22(6)	$53.81	(0.23)	(6.85)	(7.08)	—	—	(6.98)	(6.98)	—	(14.06)	$39.75	(15.05) %	$ 585,650	1.33% (7)	1.33%	(0.95) %	2%
10/1/20 to 9/30/21	49.00	(0.52)	10.49	9.97	—	—	(5.16)	(5.16)	—	4.81	53.81	20.46	793,106	1.34 (7)	1.34	(0.97)	11
10/1/19 to 9/30/20	37.44	(0.41)	12.59	12.18	—	—	(0.62)	(0.62)	—	11.56	49.00	32.91	772,158	1.35 (7)	1.35	(0.99)	17
10/1/18 to 9/30/19	33.57	(0.23)	4.78	4.55	—	(0.04)	(0.64)	(0.68)	—	3.87	37.44	14.12	735,210	1.37 (7)	1.37	(0.66)	16
10/1/17 to 9/30/18	25.43	(0.11)	8.25	8.14	—	—	—	—	—	8.14	33.57	32.01	866,966	1.37 (7)	1.37	(0.37)	13
4/1/17 to 9/30/17(8)	21.12	(0.09)	4.40	4.31	— (13)	—	—	— (13)	—	4.31	25.43	20.41	263,281	1.50 (15)	1.46	(0.81)	1
4/1/16 to 3/31/17	17.67	(0.14)	4.14	4.00	—	—	(0.55)	(0.55)	—	3.45	21.12	23.25 (9)	184,302	1.50 (9)(10)	1.51	(0.73) (9)	21
Class C
10/1/21 to 3/31/22(6)	$46.72	(0.34)	(5.80)	(6.14)	—	—	(6.98)	(6.98)	—	(13.12)	$33.60	(15.35) %	$ 233,988	2.04% (7)	2.04%	(1.67) %	2%
10/1/20 to 9/30/21	43.40	(0.79)	9.27	8.48	—	—	(5.16)	(5.16)	—	3.32	46.72	19.60	319,371	2.05 (7)	2.05	(1.68)	11
10/1/19 to 9/30/20	33.46	(0.63)	11.19	10.56	—	—	(0.62)	(0.62)	—	9.94	43.40	31.97	322,672	2.07 (7)	2.07	(1.72)	17
10/1/18 to 9/30/19	30.30	(0.44)	4.28	3.84	—	(0.04)	(0.64)	(0.68)	—	3.16	33.46	13.28	291,693	2.10 (7)	2.10	(1.40)	16
10/1/17 to 9/30/18	23.13	(0.31)	7.48	7.17	—	—	—	—	—	7.17	30.30	31.00	301,749	2.10 (7)	2.10	(1.10)	13
4/1/17 to 9/30/17(8)	19.28	(0.17)	4.02	3.85	— (13)	—	—	— (13)	—	3.85	23.13	19.97	93,560	2.25 (15)	2.21	(1.56)	1
4/1/16 to 3/31/17	16.30	(0.26)	3.79	3.53	—	—	(0.55)	(0.55)	—	2.98	19.28	22.30 (9)	58,327	2.26 (9)(10)	2.26	(1.49) (9)	21
Class I
10/1/21 to 3/31/22(6)	$55.46	(0.17)	(7.09)	(7.26)	—	—	(6.98)	(6.98)	—	(14.24)	$41.22	(14.92) %	$3,867,183	1.06% (7)	1.06%	(0.68) %	2%
10/1/20 to 9/30/21	50.25	(0.38)	10.75	10.37	—	—	(5.16)	(5.16)	—	5.21	55.46	20.77	5,346,986	1.07 (7)	1.07	(0.70)	11
10/1/19 to 9/30/20	38.28	(0.31)	12.90	12.59	—	—	(0.62)	(0.62)	—	11.97	50.25	33.27	5,251,980	1.09 (7)	1.09	(0.74)	17
10/1/18 to 9/30/19	34.21	(0.14)	4.89	4.75	—	(0.04)	(0.64)	(0.68)	—	4.07	38.28	14.44	3,973,860	1.11 (7)	1.11	(0.40)	16
10/1/17 to 9/30/18	25.86	(0.03)	8.38	8.35	—	—	—	—	—	8.35	34.21	32.29	4,121,658	1.10 (7)	1.10	(0.10)	13
4/1/17 to 9/30/17(8)	21.45	(0.07)	4.48	4.41	— (13)	—	—	— (13)	—	4.41	25.86	20.56	1,087,430	1.25 (15)	1.21	(0.55)	1
4/1/16 to 3/31/17	17.89	(0.10)	4.21	4.11	—	—	(0.55)	(0.55)	—	3.56	21.45	23.59 (9)	489,593	1.26 (9)(10)	1.26	(0.50) (9)	21
Class R6
10/1/21 to 3/31/22(6)	$55.68	(0.14)	(7.14)	(7.28)	—	—	(6.98)	(6.98)	—	(14.26)	$41.42	(14.89) %	$ 169,935	0.97% (7)	0.97%	(0.59) %	2%
10/1/20 to 9/30/21	50.39	(0.32)	10.77	10.45	—	—	(5.16)	(5.16)	—	5.29	55.68	20.88	205,549	0.98 (7)	0.98	(0.58)	11
10/1/19 to 9/30/20	38.35	(0.29)	12.95	12.66	—	—	(0.62)	(0.62)	—	12.04	50.39	33.39	95,061	0.99 (7)	0.99	(0.68)	17
10/1/18 to 9/30/19	34.23	(0.12)	4.92	4.80	—	(0.04)	(0.64)	(0.68)	—	4.12	38.35	14.58	45,306	1.00 (7)	1.00	(0.31)	16
1/30/18 (12) to 9/30/18	29.81	0.01	4.41	4.42	—	—	—	—	—	4.42	34.23	14.83	13,800	1.00 (7)	1.00	0.05	13

KAR Small-Cap Value Fund
Class A
10/1/21 to 3/31/22(6)	$27.28	0.04	(2.22)	(2.18)	(0.02)	—	(0.47)	(0.49)	—	(2.67)	$24.61	(8.23) %	$ 115,749	1.18% (7)	1.18%	0.33%	7%
10/1/20 to 9/30/21	19.97	0.04	7.42	7.46	(0.15)	—	—	(0.15)	—	7.31	27.28	37.45	130,975	1.20 (7)	1.20	0.14	13
10/1/19 to 9/30/20	18.33	0.12	1.63	1.75	(0.11)	—	—	(0.11)	—	1.64	19.97	9.57	83,622	1.23 (7)	1.23	0.66	19
10/1/18 to 9/30/19	19.44	0.14	(0.93)	(0.79)	(0.13)	—	(0.19)	(0.32)	—	(1.11)	18.33	(3.82)	79,027	1.24 (7)	1.24	0.80	14
10/1/17 to 9/30/18	18.41	0.10	1.23	1.33	(0.01)	—	(0.29)	(0.30)	—	1.03	19.44	7.27	83,276	1.27 (7)	1.27	0.55	6
4/1/17 to 9/30/17(8)	17.61	0.03	1.44	1.47	(0.02)	—	(0.65)	(0.67)	—	0.80	18.41	8.56	87,399	1.32 (7)	1.32	0.29	10
4/1/16 to 3/31/17	15.67	0.22	3.16	3.38	(0.26)	—	(1.18)	(1.44)	—	1.94	17.61	22.86	89,050	1.32 (7)(10)	1.32	1.35	22
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliates(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)
KAR Small-Cap Value Fund (Continued)
Class C
10/1/21 to 3/31/22(6)	$26.51	(0.06)	(2.15)	(2.21)	—	—	(0.47)	(0.47)	—	(2.68)	$23.83	(8.58) %	$ 18,202	1.95% (7)	1.95%	(0.44) %	7%
10/1/20 to 9/30/21	19.44	(0.16)	7.24	7.08	(0.01)	—	—	(0.01)	—	7.07	26.51	36.44	21,623	1.96 (7)	1.96	(0.60)	13
10/1/19 to 9/30/20	17.88	(0.01)	1.57	1.56	—	—	—	—	—	1.56	19.44	8.72	16,233	1.98 (7)	1.98	(0.08)	19
10/1/18 to 9/30/19	18.96	0.01	(0.90)	(0.89)	—	—	(0.19)	(0.19)	—	(1.08)	17.88	(4.56)	15,361	1.99 (7)	1.99	0.09	14
10/1/17 to 9/30/18	18.08	(0.03)	1.20	1.17	—	—	(0.29)	(0.29)	—	0.88	18.96	6.54	29,922	1.97 (7)	1.97	(0.14)	6
4/1/17 to 9/30/17(8)	17.35	(0.04)	1.42	1.38	—	—	(0.65)	(0.65)	—	0.73	18.08	8.17	29,795	2.06 (7)	2.06	(0.45)	10
4/1/16 to 3/31/17	15.45	0.10	3.11	3.21	(0.13)	—	(1.18)	(1.31)	—	1.90	17.35	21.95	29,416	2.07 (7)(10)	2.07	0.65	22
Class I
10/1/21 to 3/31/22(6)	$27.30	0.08	(2.23)	(2.15)	(0.04)	—	(0.47)	(0.51)	—	(2.66)	$24.64	(8.12) %	$1,034,098	0.95% (7)	0.95%	0.56%	7%
10/1/20 to 9/30/21	19.97	0.10	7.43	7.53	(0.20)	—	—	(0.20)	—	7.33	27.30	37.83	1,190,498	0.96 (7)	0.96	0.38	13
10/1/19 to 9/30/20	18.34	0.18	1.60	1.78	(0.15)	—	—	(0.15)	—	1.63	19.97	9.75	711,421	0.99 (7)	0.99	0.94	19
10/1/18 to 9/30/19	19.49	0.18	(0.94)	(0.76)	(0.20)	—	(0.19)	(0.39)	—	(1.15)	18.34	(3.57)	484,123	1.01 (7)	1.01	1.02	14
10/1/17 to 9/30/18	18.41	0.16	1.23	1.39	(0.02)	—	(0.29)	(0.31)	—	1.08	19.49	7.62	475,103	0.99 (7)	0.99	0.84	6
4/1/17 to 9/30/17(8)	17.62	0.05	1.43	1.48	(0.04)	—	(0.65)	(0.69)	—	0.79	18.41	8.72	300,259	1.07 (7)	1.07	0.55	10
4/1/16 to 3/31/17	15.69	0.26	3.17	3.43	(0.32)	—	(1.18)	(1.50)	—	1.93	17.62	23.20	242,661	1.07 (7)(10)	1.07	1.63	22
Class R6
10/1/21 to 3/31/22(6)	$27.33	0.09	(2.23)	(2.14)	(0.05)	—	(0.47)	(0.52)	—	(2.66)	$24.67	(8.09) %	$ 73,413	0.87% (7)	0.87%	0.64%	7%
10/1/20 to 9/30/21	20.00	0.12	7.43	7.55	(0.22)	—	—	(0.22)	—	7.33	27.33	37.85	81,914	0.89 (7)	0.89	0.46	13
10/1/19 to 9/30/20	18.36	0.19	1.62	1.81	(0.17)	—	—	(0.17)	—	1.64	20.00	9.90	12,246	0.89 (7)	0.89	1.01	19
10/1/18 to 9/30/19	19.51	0.20	(0.94)	(0.74)	(0.22)	—	(0.19)	(0.41)	—	(1.15)	18.36	(3.47)	11,286	0.90 (7)	0.90	1.11	14
10/1/17 to 9/30/18	18.42	0.18	1.22	1.40	(0.02)	—	(0.29)	(0.31)	—	1.09	19.51	7.69	21,746	0.90 (7)	0.90	0.96	6
4/1/17 to 9/30/17(8)	17.63	0.05	1.44	1.49	(0.05)	—	(0.65)	(0.70)	—	0.79	18.42	8.78	10,165	0.99 (7)	0.99	0.52	10
11/3/16 (12) to 3/31/17	14.90	0.05	3.15	3.20	(0.22)	—	(0.25)	(0.47)	—	2.73	17.63	21.58	122	0.98 (7)	0.98	0.68	22 (14)

KAR Small-Mid Cap Core Fund
Class A
10/1/21 to 3/31/22(6)	$18.67	(0.06)	(1.17)	(1.23)	—	—	(0.22)	(0.22)	—	(1.45)	$17.22	(6.69) %	$ 46,855	1.30% (7)(15)	1.25%	(0.69) %	9%
10/1/20 to 9/30/21	14.43	(0.14)	4.38	4.24	—	—	—	—	—	4.24	18.67	29.38	48,485	1.30	1.30	(0.77)	7
10/1/19 to 9/30/20	11.53	(0.03)	2.93	2.90	—	—	—	—	—	2.90	14.43	25.15	19,735	1.30	1.39	(0.23)	31
10/1/18 to 9/30/19	10.79	(0.03)	0.89	0.86	—	—	(0.12)	(0.12)	—	0.74	11.53	8.32	1,473	1.30	2.25	(0.28)	21
3/7/18 (12) to 9/30/18	10.00	(0.02)	0.81	0.79	—	—	—	—	—	0.79	10.79	7.90	158	1.30	5.84	(0.38)	16 (14)
Class C
10/1/21 to 3/31/22(6)	$18.18	(0.12)	(1.14)	(1.26)	—	—	(0.22)	(0.22)	—	(1.48)	$16.70	(7.04) %	$ 32,381	2.01% (7)(15)	1.98%	(1.39) %	9%
10/1/20 to 9/30/21	14.16	(0.27)	4.29	4.02	—	—	—	—	—	4.02	18.18	28.39	30,401	2.05 (7)(15)	2.03	(1.52)	7
10/1/19 to 9/30/20	11.40	(0.12)	2.88	2.76	—	—	—	—	—	2.76	14.16	24.21	10,210	2.05	2.08	(0.97)	31
10/1/18 to 9/30/19	10.75	(0.11)	0.88	0.77	—	—	(0.12)	(0.12)	—	0.65	11.40	7.50	1,106	2.05	2.92	(1.05)	21
3/7/18 (12) to 9/30/18	10.00	(0.07)	0.82	0.75	—	—	—	—	—	0.75	10.75	7.50	135	2.05	6.48	(1.14)	16 (14)
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliates(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)
KAR Small-Mid Cap Core Fund (Continued)
Class I
10/1/21 to 3/31/22(6)	$18.82	(0.03)	(1.19)	(1.22)	—	—	(0.22)	(0.22)	—	(1.44)	$17.38	(6.59) %	$1,240,889	0.97% (7)	0.97%	(0.36) %	9%
10/1/20 to 9/30/21	14.51	(0.09)	4.40	4.31	— (13)	—	—	— (13)	—	4.31	18.82	29.72	1,168,320	1.02 (7)(15)	1.01	(0.49)	7
10/1/19 to 9/30/20	11.56	0.01	2.94	2.95	—	—	—	—	—	2.95	14.51	25.52	439,899	1.05	1.09	0.07	31
10/1/18 to 9/30/19	10.81	(0.01)	0.89	0.88	(0.01)	—	(0.12)	(0.13)	—	0.75	11.56	8.51	24,898	1.05	1.99	(0.05)	21
3/7/18 (12) to 9/30/18	10.00	(0.01)	0.82	0.81	—	—	—	—	—	0.81	10.81	8.10	214	1.05	5.74	(0.13)	16 (14)
Class R6
10/1/21 to 3/31/22(6)	$18.87	(0.03)	(1.20)	(1.23)	—	—	(0.22)	(0.22)	—	(1.45)	$17.42	(6.62) %	$ 18,917	0.97% (7)(15)	0.90%	(0.36) %	9%
10/1/20 to 9/30/21	14.54	(0.08)	4.42	4.34	(0.01)	—	—	(0.01)	—	4.33	18.87	29.82	16,335	0.97 (7)(15)	0.92	(0.44)	7
10/1/19 to 9/30/20	11.57	— (13)	2.97	2.97	—	—	—	—	—	2.97	14.54	25.67	8,366	0.97	0.99	0.03	31
10/1/18 to 9/30/19	10.81	0.01	0.88	0.89	(0.01)	—	(0.12)	(0.13)	—	0.76	11.57	8.61	3,125	0.97	1.91	0.06	21
3/7/18 (12) to 9/30/18	10.00	(—) (13)	0.81	0.81	—	—	—	—	—	0.81	10.81	8.10	2,919	0.97	5.20	(0.07)	16 (14)

KAR Small-Mid Cap Growth Fund
Class A
10/1/21 to 3/31/22(6)	$10.70	(0.06)	(1.03)	(1.09)	—	—	—	—	—	(1.09)	$ 9.61	(10.19) %	$ 649	1.30%	2.94%	(1.11) %	6%
12/8/20 (12) to 9/30/21	10.00	(0.09)	0.79	0.70	—	—	—	—	—	0.70	10.70	7.00	725	1.30	4.06	(1.05)	14 (14)
Class C
10/1/21 to 3/31/22(6)	$10.63	(0.09)	(1.02)	(1.11)	—	—	—	—	—	(1.11)	$ 9.52	(10.44) %	$ 128	2.05%	3.63%	(1.86) %	6%
12/8/20 (12) to 9/30/21	10.00	(0.15)	0.78	0.63	—	—	—	—	—	0.63	10.63	6.30	119	2.05	4.88	(1.82)	14 (14)
Class I
10/1/21 to 3/31/22(6)	$10.72	(0.04)	(1.03)	(1.07)	—	—	—	—	—	(1.07)	$ 9.65	(9.98) %	$ 2,758	1.05%	2.73%	(0.85) %	6%
12/8/20 (12) to 9/30/21	10.00	(0.07)	0.79	0.72	—	—	—	—	—	0.72	10.72	7.20	1,998	1.05	3.83	(0.79)	14 (14)
Class R6
10/1/21 to 3/31/22(6)	$10.73	(0.04)	(1.04)	(1.08)	—	—	—	—	—	(1.08)	$ 9.65	(10.07) %	$ 3,284	0.99%	2.63%	(0.80) %	6%
12/8/20 (12) to 9/30/21	10.00	(0.07)	0.80	0.73	—	—	—	—	—	0.73	10.73	7.30	3,241	0.99	3.79	(0.76)	14 (14)

KAR Small-Mid Cap Value Fund
Class A
10/1/21 to 3/31/22(6)	$ 9.64	0.02	(0.52)	(0.50)	(0.02)	—	—	(0.02)	—	(0.52)	$ 9.12	(5.22) %	$ 108	1.17%	4.18%	0.40%	10%
8/3/21 (12) to 9/30/21	10.00	— (13)	(0.36)	(0.36)	—	—	—	—	—	(0.36)	9.64	(3.60)	127	1.17	12.81	0.09	0
Class C
10/1/21 to 3/31/22(6)	$ 9.63	(0.01)	(0.53)	(0.54)	—	—	—	—	—	(0.54)	$ 9.09	(5.61) %	$ 94	1.92%	4.93%	(0.30) %	10%
8/3/21 (12) to 9/30/21	10.00	(0.01)	(0.36)	(0.37)	—	—	—	—	—	(0.37)	9.63	(3.70)	99	1.92	13.87	(0.71)	0
Class I
10/1/21 to 3/31/22(6)	$ 9.64	0.03	(0.51)	(0.48)	(0.05)	—	—	(0.05)	—	(0.53)	$ 9.11	(5.03) %	$ 432	0.92%	3.92%	0.62%	10%
8/3/21 (12) to 9/30/21	10.00	— (13)	(0.36)	(0.36)	—	—	—	—	—	(0.36)	9.64	(3.60)	97	0.92	12.88	0.29	0
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliates(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)
KAR Small-Mid Cap Value Fund (Continued)
Class R6
10/1/21 to 3/31/22(6)	$ 9.65	0.04	(0.53)	(0.49)	(0.04)	—	—	(0.04)	—	(0.53)	$ 9.12	(5.15) %	$ 3,187	0.82%	3.86%	0.81%	10%
8/3/21 (12) to 9/30/21	10.00	0.01	(0.36)	(0.35)	—	—	—	—	—	(0.35)	9.65	(3.50)	2,604	0.82	12.82	0.47	0

SGA Emerging Markets Growth Fund
Class A
10/1/21 to 3/31/22(6)	$12.82	(0.03)	(1.60)	(1.63)	—	—	(0.88)	(0.88)	—	(2.51)	$10.31	(12.93) %	$ 168	1.48%	2.81%	(0.61) %	20%
10/1/20 to 9/30/21	11.90	(0.09)	1.28	1.19	—	—	(0.27)	(0.27)	—	0.92	12.82	9.93	206	1.48	2.91	(0.66)	46
10/1/19 to 9/30/20	9.97	(0.05)	1.98	1.93	—	—	— (13)	— (13)	—	1.93	11.90	19.37	169	1.48	3.98	(0.47)	44
6/13/19 (12) to 9/30/19	10.00	(0.02)	(0.01)	(0.03)	—	—	—	—	—	(0.03)	9.97	(0.30)	100	1.48	9.63	(0.57)	6 (14)
Class C
10/1/21 to 3/31/22(6)	$12.60	(0.08)	(1.56)	(1.64)	—	—	(0.88)	(0.88)	—	(2.52)	$10.08	(13.24) %	$ 159	2.23%	3.56%	(1.37) %	20%
10/1/20 to 9/30/21	11.79	(0.19)	1.27	1.08	—	—	(0.27)	(0.27)	—	0.81	12.60	9.08	159	2.23	3.66	(1.42)	46
10/1/19 to 9/30/20	9.95	(0.13)	1.97	1.84	—	—	— (13)	— (13)	—	1.84	11.79	18.50	142	2.23	4.70	(1.19)	44
6/13/19 (12) to 9/30/19	10.00	(0.04)	(0.01)	(0.05)	—	—	—	—	—	(0.05)	9.95	(0.50)	100	2.23	10.38	(1.32)	6 (14)
Class I
10/1/21 to 3/31/22(6)	$12.90	(0.02)	(1.61)	(1.63)	—	—	(0.88)	(0.88)	—	(2.51)	$10.39	(12.84) %	$ 283	1.23%	2.56%	(0.35) %	20%
10/1/20 to 9/30/21	11.94	(0.06)	1.29	1.23	—	—	(0.27)	(0.27)	—	0.96	12.90	10.24	405	1.23	2.67	(0.42)	46
10/1/19 to 9/30/20	9.98	(0.03)	1.99	1.96	—	—	— (13)	— (13)	—	1.96	11.94	19.65	247	1.23	3.57	(0.30)	44
6/13/19 (12) to 9/30/19	10.00	(0.01)	(0.01)	(0.02)	—	—	—	—	—	(0.02)	9.98	(0.20)	109	1.23	9.38	(0.32)	6 (14)
Class R6
10/1/21 to 3/31/22(6)	$12.95	(0.01)	(1.62)	(1.63)	—	—	(0.88)	(0.88)	—	(2.51)	$10.44	(12.80) %	$ 4,729	1.05%	2.53%	(0.18) %	20%
10/1/20 to 9/30/21	11.97	(0.03)	1.28	1.25	—	—	(0.27)	(0.27)	—	0.98	12.95	10.38	5,425	1.05	2.63	(0.24)	46
10/1/19 to 9/30/20	9.98	— (13)	1.99	1.99	—	—	— (13)	— (13)	—	1.99	11.97	19.95	4,828	1.05	3.72	(0.02)	44
6/13/19 (12) to 9/30/19	10.00	— (13)	(0.02)	(0.02)	—	—	—	—	—	(0.02)	9.98	(0.20)	4,032	1.05	9.38	(0.14)	6 (14)

SGA Global Growth Fund
Class A
10/1/21 to 3/31/22(6)	$30.69	(0.14)	(2.61)	(2.75)	—	—	(2.05)	(2.05)	—	(4.80)	$25.89	(9.55) %	$ 30,381	1.38%	1.42%	(0.96) %	22%
10/1/20 to 9/30/21	26.54	(0.24)	5.33	5.09	—	—	(0.94)	(0.94)	—	4.15	30.69	19.49	34,690	1.38	1.47	(0.79)	40
10/1/19 to 9/30/20	20.98	(0.12)	5.68	5.56	—	—	—	—	—	5.56	26.54	26.50	26,504	1.36 (7)	1.36	(0.53)	49
2/1/19 to 9/30/19(8)	18.58	(0.01)	2.41	2.40	—	—	—	—	—	2.40	20.98	12.92	4,219	1.37	1.48	(0.06)	13
2/1/18 to 1/31/19	19.72	(0.05)	(0.32)	(0.37)	—	—	(0.77)	(0.77)	—	(1.14)	18.58	(1.46)	3,786	1.38	1.60	(0.28)	54
2/1/17 to 1/31/18	14.89	(0.02)	5.49	5.47	—	—	(0.64)	(0.64)	—	4.83	19.72	37.05	3,835	1.38	1.72	(0.43)	31
2/1/16 to 1/31/17	13.65	0.03	1.76	1.79	—	—	(0.55)	(0.55)	—	1.24	14.89	13.21	1,028	1.38	2.33	(0.27)	32
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliates(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)
SGA Global Growth Fund (Continued)
Class C
10/1/21 to 3/31/22(6)	$28.71	(0.23)	(2.42)	(2.65)	—	—	(2.05)	(2.05)	—	(4.70)	$24.01	(9.88) %	$ 6,023	2.13% (7)(15)	2.09%	(1.71) %	22%
10/1/20 to 9/30/21	25.06	(0.43)	5.02	4.59	—	—	(0.94)	(0.94)	—	3.65	28.71	18.62	7,326	2.13	2.14	(1.54)	40
10/1/19 to 9/30/20	19.97	(0.29)	5.38	5.09	—	—	—	—	—	5.09	25.06	25.49	5,210	2.13	2.14	(1.35)	49
2/1/19 to 9/30/19(8)	17.77	(0.11)	2.31	2.20	—	—	—	—	—	2.20	19.97	12.38	3,554	2.10	2.20	(0.83)	13
2/1/18 to 1/31/19	19.04	(0.04)	(0.46)	(0.50)	—	—	(0.77)	(0.77)	—	(1.27)	17.77	(2.20)	3,164	2.13	2.39	(1.08)	54
2/1/17 to 1/31/18	14.50	(0.04)	5.22	5.18	—	—	(0.64)	(0.64)	—	4.54	19.04	36.04	2,062	2.13	2.47	(1.08)	31
2/1/16 to 1/31/17	13.40	0.05	1.60	1.65	—	—	(0.55)	(0.55)	—	1.10	14.50	12.41	989	2.12	3.08	(1.00)	32
Class I*
10/1/21 to 3/31/22(6)	$30.91	(0.10)	(2.64)	(2.74)	—	—	(2.05)	(2.05)	—	(4.79)	$26.12	(9.45) %	$ 44,133	1.13%	1.14%	(0.71) %	22%
10/1/20 to 9/30/21	26.66	(0.16)	5.35	5.19	—	—	(0.94)	(0.94)	—	4.25	30.91	19.78	53,546	1.13	1.15	(0.52)	40
10/1/19 to 9/30/20	21.03	(0.08)	5.71	5.63	— (13)	—	—	— (13)	—	5.63	26.66	26.79	27,529	1.13	1.20	(0.34)	49
2/1/19 to 9/30/19(8)	18.61	— (13)	2.42	2.42	—	—	—	—	—	2.42	21.03	13.00	12,807	1.19	1.28	(0.02)	13
2/1/18 to 1/31/19	19.75	(0.21)	(0.16)	(0.37)	—	—	(0.77)	(0.77)	—	(1.14)	18.61	(1.46)	5,878	1.36	1.50	(0.15)	54
2/1/17 to 1/31/18	14.90	(0.04)	5.53	5.49	—	—	(0.64)	(0.64)	—	4.85	19.75	37.16	19,474	1.36	1.57	(0.29)	31
2/1/16 to 1/31/17	13.66	0.06	1.73	1.79	—	—	(0.55)	(0.55)	—	1.24	14.90	13.20	11,414	1.34	2.05	(0.43)	32
Class R6**
10/1/21 to 3/31/22(6)	$31.85	(0.07)	(2.73)	(2.80)	—	—	(2.05)	(2.05)	—	(4.85)	$27.00	(9.36) %	$ 73,609	0.90%	1.02%	(0.48) %	22%
10/1/20 to 9/30/21	27.38	(0.10)	5.51	5.41	—	—	(0.94)	(0.94)	—	4.47	31.85	20.07	80,122	0.90	1.03	(0.31)	40
10/1/19 to 9/30/20	21.56	(0.03)	5.86	5.83	(0.01)	—	—	(0.01)	—	5.82	27.38	27.06	72,376	0.90	1.08	(0.11)	49
2/1/19 to 9/30/19(8)	19.04	0.05	2.47	2.52	—	—	—	—	—	2.52	21.56	13.24	40,690	0.95	1.16	0.34	13
2/1/18 to 1/31/19	20.11	0.01	(0.31)	(0.30)	—	—	(0.77)	(0.77)	—	(1.07)	19.04	(1.08)	28,819	0.98	1.31	0.07	54
2/1/17 to 1/31/18	15.11	(0.01)	5.65	5.64	—	—	(0.64)	(0.64)	—	5.00	20.11	37.64	15,913	0.98	1.34	0.08	31
2/1/16 to 1/31/17	13.79	0.03	1.84	1.87	—	—	(0.55)	(0.55)	—	1.32	15.11	13.66	7,698	0.98	2.03	0.21	32

SGA New Leaders Growth Fund
Class A
10/1/21 to 3/31/22(6)	$10.65	(0.05)	(1.90)	(1.95)	—	—	—	—	—	(1.95)	$ 8.70	(18.31) %	$ 96	1.36% (11)	2.50%	(1.04) %	18%
11/17/20 (12) to 9/30/21	10.00	(0.09)	0.74	0.65	—	—	—	—	—	0.65	10.65	6.50	110	1.39	3.60	(1.01)	24 (14)
Class C
10/1/21 to 3/31/22(6)	$10.58	(0.09)	(1.88)	(1.97)	—	—	—	—	—	(1.97)	$ 8.61	(18.62) %	$ 88	2.11% (11)	3.25%	(1.79) %	18%
11/17/20 (12) to 9/30/21	10.00	(0.16)	0.74	0.58	—	—	—	—	—	0.58	10.58	5.80	108	2.14	4.35	(1.76)	24 (14)
Class I
10/1/21 to 3/31/22(6)	$10.67	(0.04)	(1.90)	(1.94)	—	—	—	—	—	(1.94)	$ 8.73	(18.18) %	$ 134	1.11% (11)	2.26%	(0.79) %	18%
11/17/20 (12) to 9/30/21	10.00	(0.07)	0.74	0.67	—	—	—	—	—	0.67	10.67	6.70	163	1.14	3.32	(0.76)	24 (14)
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliates(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)
SGA New Leaders Growth Fund (Continued)
Class R6
10/1/21 to 3/31/22(6)	$10.69	(0.03)	(1.90)	(1.93)	—	—	—	—	—	(1.93)	$ 8.76	(18.05) %	$ 6,521	0.91%	2.27%	(0.59) %	18%
11/17/20 (12) to 9/30/21	10.00	(0.05)	0.74	0.69	—	—	—	—	—	0.69	10.69	6.90	6,267	0.91	3.25	(0.54)	24 (14)

Tactical Allocation Fund
Class A
10/1/21 to 3/31/22(6)	$13.86	0.02	(1.40)	(1.38)	(0.06)	—	(0.91)	(0.97)	—	(2.35)	$11.51	(10.80) %	$ 732,600	0.99%	1.04%	0.28%	11%
10/1/20 to 9/30/21	12.10	0.04	1.97	2.01	(0.05)	—	(0.20)	(0.25)	—	1.76	13.86	16.69	869,209	1.01 (10)(11)	1.07	0.30	46
10/1/19 to 9/30/20	9.51	0.07	2.71	2.78	(0.07)	—	(0.12)	(0.19)	—	2.59	12.10	29.72	683,100	1.06 (7)	1.06	0.68	35
10/1/18 to 9/30/19	9.66	0.13	0.06	0.19	(0.12)	—	(0.22)	(0.34)	— (13)	(0.15)	9.51	2.36 (16)	569,543	1.14 (7)	1.14	1.33	51
10/1/17 to 9/30/18	9.00	0.14	0.73	0.87	(0.14)	—	(0.07)	(0.21)	—	0.66	9.66	9.73	146,854	1.26	1.27	1.47	41
4/1/17 to 9/30/17(8)	8.33	0.08	0.69	0.77	(0.08)	—	(0.02)	(0.10)	—	0.67	9.00	9.25	142,481	1.38	1.38	1.81	26
4/1/16 to 3/31/17	8.44	0.17	0.56	0.73	(0.15)	—	(0.69)	(0.84)	—	(0.11)	8.33	9.20 (9)	137,388	1.37 (9)(10)	1.38	1.86 (9)	104
Class C
10/1/21 to 3/31/22(6)	$14.19	(0.03)	(1.44)	(1.47)	(0.02)	—	(0.91)	(0.93)	—	(2.40)	$11.79	(11.14) %	$ 21,770	1.75%	1.84%	(0.49) %	11%
10/1/20 to 9/30/21	12.44	(0.06)	2.02	1.96	(0.01)	—	(0.20)	(0.21)	—	1.75	14.19	15.82	33,401	1.77 (10)(11)	1.88	(0.46)	46
10/1/19 to 9/30/20	9.78	(0.01)	2.80	2.79	(0.01)	—	(0.12)	(0.13)	—	2.66	12.44	28.82	12,140	1.83 (7)(15)	1.78	(0.10)	35
10/1/18 to 9/30/19	9.93	0.06	0.05	0.11	(0.04)	—	(0.22)	(0.26)	— (13)	(0.15)	9.78	1.48 (16)	8,560	1.91 (11)	1.99	0.59	51
10/1/17 to 9/30/18	9.24	0.07	0.75	0.82	(0.06)	—	(0.07)	(0.13)	—	0.69	9.93	8.94	3,736	2.04	2.05	0.68	41
4/1/17 to 9/30/17(8)	8.55	0.05	0.70	0.75	(0.04)	—	(0.02)	(0.06)	—	0.69	9.24	8.80	4,054	2.14	2.15	1.05	26
4/1/16 to 3/31/17	8.64	0.11	0.57	0.68	(0.08)	—	(0.69)	(0.77)	—	(0.09)	8.55	8.37 (9)	4,378	2.11 (9)(10)	2.13	1.13 (9)	104
Class I
10/1/21 to 3/31/22(6)	$13.82	0.03	(1.39)	(1.36)	(0.07)	—	(0.91)	(0.98)	—	(2.34)	$11.48	(10.66) %	$ 39,558	0.76%	0.82%	0.51%	11%
10/1/20 to 9/30/21	12.07	0.07	1.96	2.03	(0.08)	—	(0.20)	(0.28)	—	1.75	13.82	16.88	51,887	0.78 (10)(11)	0.86	0.55	46
10/1/19 to 9/30/20	9.51	0.08	2.70	2.78	(0.10)	—	(0.12)	(0.22)	—	2.56	12.07	29.74	26,526	0.82 (7)	0.82	0.73	35
1/29/19 (12) to 9/30/19	8.66	0.10	0.85	0.95	(0.10)	—	—	(0.10)	— (13)	0.85	9.51	10.94 (16)	2,813	0.88 (7)	0.89	1.52	51 (14)
Class R6
10/1/21 to 3/31/22(6)	$13.83	0.04	(1.40)	(1.36)	(0.08)	—	(0.91)	(0.99)	—	(2.35)	$11.48	(10.64) %	$ 97	0.60%	0.72%	0.67%	11%
10/20/20 (12) to 9/30/21	12.48	0.09	1.55	1.64	(0.09)	—	(0.20)	(0.29)	—	1.35	13.83	13.23	112	0.62 (10)	0.86	0.70	46 (14)

The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
Footnote Legend:
*	On May 3, 2019, Investor Class shares of the Predecessor Fund were reorganized into Class I shares of the Fund. The Class I shares financial highlights for the periods prior to May 3, 2019 reflect the performance of the American Beacon SGA Global Growth Fund Investor Class shares.
**	On May 3, 2019, Y Class shares and Institutional Class shares of the Predecessor Fund were reorganized into Class R6 shares of the Fund. The Class R6 shares financial highlights for the periods prior to May 3, 2019 reflect the performance of the American Beacon SGA Global Growth Fund Institutional Class shares.
(1)	Calculated using average shares outstanding.
(2)	Sales charges, where applicable, are not reflected in the total return calculation.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	The Funds will also indirectly bear their prorated share of expenses of any underlying funds in which they invest. Such expenses are not included in the calculation of this ratio.
(6)	Unaudited.
(7)	The share class is currently under its expense limitation.
(8)	The Fund changed its fiscal year end to September 30, during the period.
(9)	State Street Bank & Trust, custodian for some of the Funds through January 29, 2010, reimbursed the Funds for out-of-pocket custody expenses overbilled for the period 1998 through January 29, 2010. Custody fees reimbursed were excluded from the Ratio of Net Expenses to Average Net Assets and Ratio of Net Investment Income (Loss) to Average Net Assets. If included, the impact would have been to lower the Ratio of Net Expenses and increase the Ratio of Net Investment Income (Loss) as follows:
KAR Capital Growth Fund 0.06% (Class A), 0.05% (Class C), 0.06% (Class I)
KAR Equity Income Fund amounts are less than 0.005% for Classes A, C, and I, respectively
KAR Mid-Cap Growth Fund 0.05% (Class A), 0.05% (Class C), 0.05% (Class I)
KAR Small-Cap Core Fund amounts are less than 0.005% for Classes A, C, I, and R6, respectively
KAR Small-Cap Growth Fund amounts are less than 0.005% for Classes A, C, and I, respectively
Tactical Allocation Fund 0.08% (Class A), 0.08% (Class C)

Custody fees reimbursed were included in Total Return. If excluded, the impact would have been to lower the Total Return as follows:
KAR Capital Growth Fund 0.06% (Class A), 0.06% (Class C), 0.06% (Class I)
KAR Equity Income Fund amounts are less than 0.005% for Classes A, C, and I, respectively
KAR Mid-Cap Growth Fund 0.05% (Class A), 0.05% (Class C), 0.05% (Class I)
KAR Small-Cap Core Fund amounts are less than 0.005% for Classes A, C, I, and R6, respectively
KAR Small-Cap Growth Fund amounts are less than 0.005% for Classes A, C, and I, respectively
Tactical Allocation Fund 0.08% (Class A), 0.08% (Class C)
(10)	Net expense ratio includes extraordinary proxy expenses.
(11)	Due to a change in expense cap, the ratio shown is a blended expense ratio.
(12)	Inception date.
(13)	Amount is less than $0.005 per share.
(14)	Portfolio turnover is representative of the Fund for the entire period.
(15)	See Note 3D in Notes to Financial Statements for information on recapture of expenses previously reimbursed and/or waived.
(16)	Payment from affiliates had no impact on total return.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited)
March 31, 2022
Note 1. Organization
Virtus Equity Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
As of the date of this report, the Trust is comprised of 15 funds (each a “Fund” or collectively, the “Funds”), each reported in this semiannual report. Each Fund has a distinct investment objective and all of the Funds except the SGA Emerging Markets Growth Fund and SGA New Leaders Growth Fund are diversified.
The  Funds have the following investment objective(s):
Fund	Investment objective(s)
KAR Capital Growth Fund	Long-term capital growth.
KAR Equity Income Fund	Capital appreciation and current income.
KAR Global Quality Dividend Fund	Total return, consisting of both capital appreciation and current income.
KAR Mid-Cap Core Fund	Long-term capital appreciation.
KAR Mid-Cap Growth Fund	Capital appreciation.
KAR Small-Cap Core Fund	Long-term capital appreciation, with dividend income a secondary consideration.
KAR Small-Cap Growth Fund	Long-term capital appreciation.
KAR Small-Cap Value Fund	Long-term capital appreciation.
KAR Small-Mid Cap Core Fund	Long-term capital appreciation, with dividend income a secondary consideration.
KAR Small-Mid Cap Growth Fund	Long-term capital appreciation.
KAR Small-Mid Cap Value Fund	Long-term capital appreciation.
SGA Emerging Markets Growth Fund	Long-term capital appreciation.
SGA Global Growth Fund	Long-term capital appreciation.
SGA New Leaders Growth Fund	Long-term capital appreciation.
Tactical Allocation Fund	Capital appreciation and income.
There is no guarantee that a Fund will achieve its objective(s).
All of the Funds offer Class A shares, Class C shares, Class I shares and Class R6 shares.
Class A shares of the Funds are sold with a front-end sales charge of up to 5.50% with some exceptions. Generally, Class A shares are not subject to any charges by the Funds when redeemed; however, a 1% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which such CDSC applies for the Funds is 18 months. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.
Class C shares are generally sold with a 1% CDSC, applicable if redeemed within one year of purchase. Class C shares and any reinvested dividends and other distributions paid on such shares, will be automatically converted to Class A shares of the same Fund following a required holding period, which as of March 1, 2021, was eight years. Effective January 1, 2019, to February 28, 2021, with certain exceptions, Class C shares and any reinvested dividends and other distributions paid on such shares, were automatically converted to Class A shares of the same Fund ten years after the purchase date. If an investor intends to purchase greater than $999,999 of Class C shares, and the purchase would qualify for Class A shares with no load, then the purchase will automatically be made into a purchase of Class A shares, thus reducing expenses. Class I shares and Class R6 shares are sold without a front-end sales charge or CDSC.
Class R6 shares are offered without a minimum initial investment to the following investors in plan level or omnibus accounts only (provided that they do not require or receive any compensation, administrative payments, sub-transfer agency payments or service payments with respect to Class R6 shares): (i) qualified retirement plans, including, but not limited to, 401(k) plans, 457 plans, employer-sponsored 403(b) plans, and defined benefit plans; (ii) banks and trust companies; (iii) insurance companies; (iv) financial intermediaries utilizing such shares in fee-based investment advisory programs; (v) registered investment companies; and (vi) non-qualified deferred compensation plans. Other institutional investors may be permitted to purchase Class R6 shares subject to the applicable Fund’s determination of eligibility and may be subject to a $2,500,000 minimum initial investment requirement. In addition, without a minimum initial investment requirement, Class R6 shares are available to any Trustee of the Virtus Funds and trustees/directors of affiliated open- and closed-end funds, directors, officers and employees of Virtus and its affiliates, and a spouse or domestic partner, child or minor grandchild of any such qualifying individual (in each case either individually or jointly with other investors), provided in each case that those shares are held directly with the Transfer Agent or in an eligible account. Class R6 shares do not carry sales commissions or pay Rule 12b-1 fees. No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from Fund assets or the Funds’ distributor’s or an affiliate’s resources on sales of or investments in Class R6 shares.
The Funds may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statement of additional information. The fees collected will be used to offset certain expenses of the Funds. These fees are reflected as “Less low balance account fees” in each Fund’s Statement of Operations for the period, as applicable.
Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears any expenses attributable specifically to that class (“class-specific expenses”) and has exclusive voting rights with respect to any Rule 12b-1 and/or

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2022
shareholder service plan (“12b-1 Plan”) approved by the Board. Class I shares and Class R6 shares are not subject to a 12b-1 Plan. Class-specific expenses may include shareholder servicing fees, sub-transfer agency fees, and fees under a 12b-1 Plan, as well as certain other expenses as designated by the Funds’ Treasurer and approved by the Board. Investment income, common operating expenses and realized and unrealized gains and losses of each Fund are borne pro-rata by the holders of each class of shares.
Note 2. Significant Accounting Policies
($ reported in thousands)
The Trust is an investment company that follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.
A.	Security Valuation
Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Funds’ policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
• Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
     •    Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
     •    Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value a Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2022
B.	Security Transactions and Investment Income
Security transactions are recorded on the trade date. Realized gains and losses from the sale of securities are determined on the identified cost basis. Dividend income is recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as a Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Dividend income from REITs is recorded using management’s estimate of the percentage of income included in distributions received from such investments based on historical information and other industry sources. The return of capital portion of the estimate is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed their cost basis, the distributions are treated as realized gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.
C.	Income Taxes
Each Fund is treated as a separate taxable entity. It is the intention of each Fund to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.
Certain Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.
Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Each Fund’s U.S. federal income tax return is generally subject to examination by the Internal Revenue Service for a period of three years after it is filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.
D.	Distributions to Shareholders
Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP.
E.	Expenses
Expenses incurred together by a Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately used.
In addition to the net annual operating expenses that a Fund bears directly, the shareholders of a Fund indirectly bear the pro-rata expenses of any underlying mutual funds in which the Fund invests.
F.	Foreign Currency Transactions
Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. The Funds do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
G.	Payment-In-Kind Securities
Certain Funds may invest in payment-in-kind securities, which are debt or preferred stock securities that require or permit payment of interest in the form of additional securities. Payment-in-kind securities allow the issuer to avoid or delay the need to generate cash to meet current interest payments and, as a result, may involve greater risk than securities that pay interest currently or in cash.
H.	When-issued Purchases and Forward Commitments (Delayed Delivery)
Certain Funds may engage in when-issued or forward commitment transactions. Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date (ordinarily up to 90 days later). When-issued or forward commitments enable the Funds to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. Each Fund records when-issued and forward commitment securities on the trade date. Each Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or forward commitment basis begin earning interest on the settlement date.
I.	Leveraged Loans
Certain Funds may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Leveraged loans are generally non-investment grade and often involve borrowers that are highly leveraged. The Funds may invest in obligations of borrowers who are in bankruptcy proceedings. Leveraged loans are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the leveraged loan. A Fund’s investments in loans may be in the form of participations in

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2022
loans or assignments of all or a portion of loans from third parties. When investing in loan participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the leveraged loan with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the leveraged loan. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.
A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Leveraged loans may involve foreign borrowers and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.
The leveraged loans have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally LIBOR, SOFR, the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a leveraged loan is purchased a Fund may pay an assignment fee. On an ongoing basis, a Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a leveraged loan. Prepayment penalty fees are received upon the prepayment of a leveraged loan by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.
J.	Securities Lending
The Funds may loan securities to qualified brokers through a securities lending agency agreement with The Bank of New York Mellon (“BNYM”). Under the securities lending policy, when lending securities a Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash and securities issued by the U.S. Government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged/paid by BNYM for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.
Securities lending transactions are entered into by each Fund under a Master Securities Lending Agreement (“MSLA”) which permits the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Fund to the same counterparty against amounts to be received and create one single net payment due to or from the Fund.
At March 31, 2022, the securities loaned were subject to a MSLA on a net payment basis as follows:

Fund	Value of Securities on Loan	Cash Collateral Received(1)	Net Amount(2)
KAR Equity Income Fund	$ 1,486	$ 1,486	$ —
KAR Small-Cap Growth Fund	31,699	31,699	—
KAR Small-Mid Cap Growth Fund	202	202	—
SGA Emerging Markets Growth Fund	228	228	—
SGA New Leaders Growth Fund	103	103	—
Tactical Allocation Fund	110	110	—
(1)	Collateral received in excess of the market value of securities on loan is not presented in this table. The cash collateral received in connection with securities lending transactions has been used for the purchase of securities as disclosed in the Fund’s Schedule of Investments.
(2)	Net amount represents the net amount receivable due from the counterparty in the event of default.
The following table reflects a breakdown of investments made from cash collateral received from lending activities and the remaining contractual maturity of those transactions as of March 31, 2022, for the Funds:
Fund	Investment of Cash Collateral	Overnight and Continuous
KAR Equity Income Fund	Money Market Mutual Fund	$ 1,527
KAR Small-Cap Growth Fund	Money Market Mutual Fund	34,334
KAR Small-Mid Cap Growth Fund	Money Market Mutual Fund	211
SGA Emerging Markets Growth Fund	Money Market Mutual Fund	244
SGA New Leaders Growth Fund	Money Market Mutual Fund	107
Tactical Allocation Fund	Money Market Mutual Fund	116

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2022
Note 3. Investment Advisory Fees and Related Party Transactions
($ reported in thousands)
A.	Investment Adviser
Virtus Investment Advisers, Inc. (the “Adviser”), an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the investment adviser to the Funds. The Adviser manages the Funds’ investment programs and general operations of the Funds, including oversight of the Funds’ subadvisers.
As compensation for its services to the Funds, the Adviser is entitled to a fee, which is calculated daily and paid monthly based upon the following annual rates as a percentage of the average daily net assets of each Fund:

KAR Small-Cap Core Fund	0.75%
KAR Small-Cap Value Fund	0.70

	First $400 Million	$400+ Million through $1 Billion	$1+ Billion
KAR Small-Cap Growth Fund	0.90%	0.85%	0.80%

	First $500 Million	Over $500 Million
KAR Mid-Cap Growth Fund	0.80%	0.70%

	First $1 Billion	$1+ Billion
KAR Small-Mid Cap Core Fund	0.75%	0.70%
KAR Small-Mid Cap Growth Fund	0.75	0.70
KAR Small-Mid Cap Value Fund	0.65	0.60
SGA Emerging Markets Growth Fund	1.00	0.95
SGA Global Growth Fund	0.80	0.75
SGA New Leaders Growth Fund	0.80	0.75

	First $1 Billion	$1+ Billion through $2 Billion	$2+ Billion
KAR Capital Growth Fund	0.70%	0.65%	0.60%
KAR Equity Income Fund	0.75	0.70	0.65
KAR Global Quality Dividend Fund	0.75	0.70	0.65
KAR Mid-Cap Core Fund	0.80	0.75	0.70
Tactical Allocation Fund	0.55	0.50	0.45

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2022
B.	Subadvisers
The subadvisers manage the investments of each Fund for which they are paid a fee by the Adviser. A list of the subadvisers and the Funds they serve as of the end of the period is as follows:

Fund	Subadviser
KAR Capital Growth Fund	KAR(1)
KAR Equity Income Fund	KAR(1)
KAR Global Quality Dividend Fund	KAR(1)
KAR Mid-Cap Core Fund	KAR(1)
KAR Mid-Cap Growth Fund	KAR(1)
KAR Small-Cap Core Fund	KAR(1)
KAR Small-Cap Growth Fund	KAR(1)
KAR Small-Cap Value Fund	KAR(1)
KAR Small-Mid Cap Core Fund	KAR(1)
KAR Small-Mid Cap Growth Fund	KAR(1)
KAR Small-Mid Cap Value Fund	KAR(1)
SGA Emerging Markets Growth Fund	SGA(2)
SGA Global Growth Fund	SGA(2)
SGA New Leaders Growth Fund	SGA(2)
Tactical Allocation Fund (Equity Portfolio)	KAR(1)
Tactical Allocation Fund (Fixed Income Portfolio)	Newfleet(3)
(1)	Kayne Anderson Rudnick Investment Management, LLC (“KAR”), an indirect, wholly-owned subsidiary of Virtus.
(2)	Sustainable Growth Advisers, LP (“SGA”), an indirect, majority-owned subsidiary of Virtus.
(3)	Newfleet Asset Management, LLC (“Newfleet”), an indirect, wholly-owned subsidiary of Virtus.
C.	Expense Limitations
The Adviser has contractually agreed to limit each Fund’s annual total operating expenses, subject to the exceptions listed below, so that such expenses do not exceed, on an annualized basis, the following respective percentages of average daily net assets through January 31, 2023. Following the contractual period, the Adviser may discontinue these expense limitation arrangements at any time. The waivers and reimbursements are accrued daily and received monthly.

Fund	Class A	Class C	Class I	Class R6
KAR Capital Growth Fund	1.47% (1)	2.22% (1)	1.22% (1)	0.73%
KAR Equity Income Fund	1.20	1.95	0.95	0.91
KAR Global Quality Dividend Fund	1.35	2.10	1.10	0.78
KAR Mid-Cap Core Fund	1.20	1.95	0.95	0.87
KAR Mid-Cap Growth Fund	1.40 (1)	2.15 (1)	1.15 (1)	0.83
KAR Small-Cap Core Fund	N/A	N/A	N/A	N/A
KAR Small-Cap Growth Fund	1.50 (1)	2.25 (1)	1.25 (1)	1.18 (1)
KAR Small-Cap Value Fund	1.42 (1)	2.17 (1)	1.17 (1)	1.06 (1)
KAR Small-Mid Cap Core Fund	1.30 (1)	2.05 (1)	1.05 (1)	0.97 (1)
KAR Small-Mid Cap Growth Fund	1.30	2.05	1.05	0.99
KAR Small-Mid Cap Value Fund	1.17	1.92	0.92	0.82
SGA Emerging Markets Growth Fund	1.48	2.23	1.23	1.05
SGA Global Growth Fund	1.38	2.13 (1)	1.13	0.90
SGA New Leaders Growth Fund	1.34 (2)	2.09 (2)	1.09 (2)	0.91
Tactical Allocation Fund	0.99	1.75	0.76	0.60
(1)	The share class is currently under its expense limitation.
(2)	Effective December 1, 2021. For the period October 1, 2021 through November 30, 2021, the expense caps were as follows for Class A shares, Class C shares and Class I shares, respectively: 1.39%, 2.14% and 1.14%.
The exclusions include front-end or contingent deferred loads, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any.
D.	Expense Recapture
Under certain conditions, the Adviser may recapture operating expenses reimbursed or fees waived under these arrangements within three years after the date on which such amounts were incurred or waived. A Fund must pay its ordinary operating expenses before the Adviser is entitled to

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2022
any reimbursement and must remain in compliance with any applicable expense limitations or, if none, the expense limitation in effect at the time of the waiver or reimbursement. All or a portion of the following Adviser reimbursed expenses may be recaptured by the period ending March 31:

	Expiration
Fund	2022	2023	2024	2025	Total
KAR Capital Growth Fund
Class R6	$ — (1)	$ 1	$ 1	$ 1	$ 3
KAR Equity Income Fund
Class A	84	170	152	66	472
Class C	6	11	9	3	29
Class I	7	15	14	7	43
Class R6	1	1	1	1	4
KAR Global Quality Dividend Fund
Class A	28	65	38	16	147
Class C	3	6	2	1	12
Class I	7	28	19	9	63
Class R6	— (1)	— (1)	5	4	9
KAR Mid-Cap Core Fund
Class A	35	71	84	34	224
Class C	33	66	68	26	193
Class I	245	670	982	438	2,335
Class R6	6	21	35	22	84
KAR Mid-Cap Growth Fund
Class R6	1	21	101	52	175
KAR Small-Mid Cap Core Fund
Class A	—	—	5	—	5
Class R6	17	3	—	—	20
KAR Small-Mid Cap Growth Fund
Class A	—	—	11	6	17
Class C	—	—	3	1	4
Class I	—	—	25	19	44
Class R6	—	—	68	25	93
KAR Small-Mid Cap Value Fund
Class A	—	—	2	2	4
Class C	—	—	2	2	4
Class I	—	—	2	3	5
Class R6	—	—	51	40	91
SGA Emerging Markets Growth Fund
Class A	2	4	3	1	10
Class C	2	3	3	1	9
Class I	3	4	6	2	15
Class R6	96	124	89	37	346
SGA Global Growth Fund
Class A	—	—	30	7	37
Class I	1	15	9	2	27
Class R6	24	107	104	45	280
SGA New Leaders Growth Fund
Class A	—	—	2	1	3
Class C	—	—	2	1	3
Class I	—	—	3	1	4
Class R6	—	—	115	42	157
Tactical Allocation Fund
Class A	—	—	498	195	693
Class C	—	—	46	12	58
Class I	—	—	43	16	59
Class R6	—	—	— (1)	— (1)	— (1)
(1)	Amount is less than $500.
During the period ended March 31, 2022, the Adviser recaptured expenses previously waived for the following Funds:

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2022
Fund	Class A	Class C	Class I	Class R6	Total
KAR Small-Mid Cap Core Fund	$12	$4	$—	$ 6	$ 22
SGA Global Growth Fund	—	1	1	—	2
E.	Distributor
VP Distributors, LLC (“VP Distributors”), an indirect, wholly-owned subsidiary of Virtus, serves as the distributor of each Fund’s shares. VP Distributors has advised the Funds that for the six months (the “period”) ended March 31, 2022, it retained net commissions of $106 for Class A shares and CDSC of $(1) and $47 for Class A shares and Class C shares, respectively.
In addition, each Fund pays VP Distributors 12b-1 fees under a 12b-1 Plan as a percentage of the average daily net assets of each respective class at the annual rates of 0.25% for Class A shares and 1.00% for Class C shares. Class I shares and Class R6 shares are not subject to a 12b-1 Plan.
Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.
F.	Administrator and Transfer Agent
Virtus Fund Services, LLC, an indirect, wholly-owned subsidiary of Virtus, serves as the administrator and transfer agent to the Funds.
For the period ended March 31, 2022, the Funds incurred administration fees totaling $7,831 which are included in the Statements of Operations within the line item “Administration and accounting fees.” The fees are calculated daily and paid monthly.
For the period ended March 31, 2022, the Funds incurred transfer agent fees totaling $3,491 which are included in the Statements of Operations within the line item “Transfer agent fees and expenses.” The fees are calculated daily and paid monthly.
G.	Affiliated Shareholders
At March 31, 2022, Virtus and its affiliates held shares of the following Fund, which may be redeemed at any time, that aggregated to the following:

	Shares	Aggregate Net Asset Value
KAR Small-Mid Cap Value Fund
Class A	10,000	$ 91
Class C	10,000	91
Class I	10,000	91
Class R6	349,336	3,186
H.	Investments with Affiliates
The Funds are permitted to purchase assets from or sell assets to certain related affiliates under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of assets by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers comply with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended March 31, 2022, the Funds did not engage in any transactions pursuant to Rule 17a-7 under the 1940 Act.
Outside of Rule 17a-7 transactions, other investments with affiliated issuers are separately reported in this footnote. An affiliated issuer includes any company in which the Fund held 5% or more of a company’s outstanding voting shares at any point during the period, as well as other circumstances where an investment adviser or subadviser to the Fund is deemed to exercise, directly or indirectly, a certain level of control over the company.
A summary of the KAR Small-Cap Growth Fund’s total long-term and short-term purchases and sales of the respective shares of the affiliated investments during the period ended March 31, 2022, is as follows:

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2022
	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss) on affiliated securities	Net change in unrealized appreciation (depreciation) on affiliated securities(1)	Value, end of period	Shares	Dividend income	Distributions of realized gains
KAR Small-Cap Growth Fund
Common Stocks—37.4%
AAON, Inc.	$ 219,503	$ —	$ 35,478	$15,083	$ (42,596)	$ 156,512	2,808,400	$ 638	$—
Chefs’ Warehouse, Inc. (The)(2)	79,944	—	6,195	2,834	(3,249)	73,334	2,249,523	—	—
Dream Finders Homes, Inc.(2)	—	59,155	—	—	(3,299)	55,856	3,270,247	—	—
Duck Creek Technologies, Inc.(2)	384,632	—	—	—	(192,316)	192,316	8,694,221	—	—
Fox Factory Holding Corp.(2)	525,111	—	67,976	47,619	(198,467)	306,287	3,126,978	—	—
Goosehead Insurance, Inc(3)	170,672	—	—	—	—	—	—	—	—
MediaAlpha, Inc.(2)	86,788	—	—	—	(9,896)	76,892	4,646,036	—	—
National Research Corp.	101,610	—	—	—	(6,073)	95,537	2,409,518	868	—
NVE Corp.	26,400	—	—	—	(3,921)	22,479	412,690	825	—
Ollie’s Bargain Outlet Holdings, Inc.(2)	284,140	—	4,569	(2,472)	(79,325)	197,774	4,603,672	—	—
Olo, Inc.(2)(3)	57,689	—	—	—	—	—	—	—	—
Omega Flex, Inc.	120,094	—	11,969	6,353	(15,938)	98,540	758,755	228	—
Oportun Financial Corp.(2)	65,977	—	12,143	1,393	(27,427)	27,800	1,935,930	—	—
Ryan Specialty Group Holdings, Inc.(2)	344,632	—	—	—	50,062	394,694	10,175,150	—	—
U.S. Physical Therapy, Inc.	131,061	—	—	—	(13,213)	117,848	1,185,000	936	—
Total	$2,598,253	$59,155	$138,330	$70,810	$ (545,658)	$1,815,869		$3,495	$—

(1)	Does not tie to Net change in unrealized appreciation (depreciation) on Investment in affiliates on the Statements of Operations as a result of previously affiliated securities moving to unaffiliated.
(2)	Non-income producing
(3)	Issuer is not an affiliated investment of the Fund at March 31, 2022.
I.	Trustee Compensation
The Trust provides a deferred compensation plan for its Trustees who receive compensation from the Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Trust, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the participating Trustees. Investments in such instruments are included in “Other assets” in the Statements of Assets and Liabilities at March 31, 2022.
Note 4. Purchases and Sales of Securities
($ reported in thousands)
Purchases and sales of securities (excluding U.S. Government and agency securities and short-term securities) during the period ended March 31, 2022, were as follows:
	Purchases	Sales
KAR Capital Growth Fund	$ 33,761	$ 71,197
KAR Equity Income Fund	14,917	19,492
KAR Global Quality Dividend Fund	11,796	10,211
KAR Mid-Cap Core Fund	220,955	114,120
KAR Mid-Cap Growth Fund	158,367	422,797
KAR Small-Cap Core Fund	88,954	199,951
KAR Small-Cap Growth Fund	137,337	793,088

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2022
	Purchases	Sales
KAR Small-Cap Value Fund	$ 93,372	$137,704
KAR Small-Mid Cap Core Fund	313,881	121,488
KAR Small-Mid Cap Growth Fund	1,619	343
KAR Small-Mid Cap Value Fund	1,349	300
SGA Emerging Markets Growth Fund	1,112	1,128
SGA Global Growth Fund	35,850	41,410
SGA New Leaders Growth Fund	2,488	1,185
Tactical Allocation Fund	89,647	153,519
Purchases  and sales of long-term U.S. Government and agency securities during the period ended March 31, 2022, were as follows:
	Purchases	Sales
Tactical Allocation Fund	$3,427	$6,514
Note 5. Capital Share Transactions
(reported in thousands)
Transactions in shares of capital stock, during the periods ended as indicated below, were as follows:
	KAR Capital Growth Fund				KAR Equity Income Fund
	Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021		Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	598	$ 14,276	479	$ 12,774	159	$ 3,279	262	$ 5,419
Reinvestment of distributions	1,819	49,865	744	20,139	235	4,847	1,573	29,436
Shares repurchased and cross class conversions	(1,256)	(32,783)	(1,983)	(53,626)	(420)	(8,746)	(778)	(16,534)
Net Increase / (Decrease)	1,161	$ 31,358	(760)	$ (20,713)	(26)	$ (620)	1,057	$ 18,321
Class C
Shares sold and cross class conversions	10	$ 182	53	$ 1,025	7	$ 134	21	$ 401
Reinvestment of distributions	42	810	30	586	8	139	118	1,891
Shares repurchased and cross class conversions	(135)	(2,580)	(375)	(7,256)	(61)	(1,098)	(204)	(3,664)
Net Increase / (Decrease)	(83)	$ (1,588)	(292)	$ (5,645)	(46)	$ (825)	(65)	$ (1,372)
Class I
Shares sold and cross class conversions	171	$ 4,596	400	$ 11,257	165	$ 3,403	213	$ 4,642
Reinvestment of distributions	144	4,130	56	1,586	23	482	153	2,845
Shares repurchased and cross class conversions	(329)	(8,754)	(314)	(8,781)	(129)	(2,706)	(235)	(4,960)
Net Increase / (Decrease)	(14)	$ (28)	142	$ 4,062	59	$ 1,179	131	$ 2,527
Class R6
Shares sold and cross class conversions	50	$ 1,434	19	$ 541	26	$ 535	41	$ 884
Reinvestment of distributions	4	111	— (1)	5	3	66	16	300
Shares repurchased and cross class conversions	(10)	(253)	(3)	(103)	(6)	(130)	(34)	(709)
Net Increase / (Decrease)	44	$ 1,292	16	$ 443	23	$ 471	23	$ 475

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2022
	KAR Global Quality Dividend Fund				KAR Mid-Cap Core Fund
	Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021		Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	111	$ 1,670	54	$ 781	213	$ 11,652	452	$ 22,422
Reinvestment of distributions	32	479	39	536	27	1,495	10	462
Shares repurchased and cross class conversions	(108)	(1,620)	(210)	(2,991)	(268)	(14,743)	(277)	(13,604)
Net Increase / (Decrease)	35	$ 529	(117)	$ (1,674)	(28)	$ (1,596)	185	$ 9,280
Class C
Shares sold and cross class conversions	5	$ 69	69	$ 929	166	$ 8,153	276	$ 12,632
Reinvestment of distributions	1	8	2	27	25	1,267	10	429
Shares repurchased and cross class conversions	(11)	(155)	(125)	(1,685)	(137)	(6,751)	(252)	(11,319)
Net Increase / (Decrease)	(5)	$ (78)	(54)	$ (729)	54	$ 2,669	34	$ 1,742
Class I
Shares sold and cross class conversions	479	$ 7,239	237	$ 3,420	5,368	$ 294,884	9,882	$ 505,077
Reinvestment of distributions	27	401	24	331	362	20,844	114	5,388
Shares repurchased and cross class conversions	(400)	(6,080)	(275)	(3,885)	(3,282)	(176,539)	(4,666)	(236,556)
Net Increase / (Decrease)	106	$ 1,560	(14)	$ (134)	2,448	$ 139,189	5,330	$ 273,909
Class R6
Shares sold and cross class conversions	24	$ 359	143	$ 2,026	82	$ 4,536	616	$ 32,914
Reinvestment of distributions	3	50	—	—	16	950	3	165
Shares repurchased and cross class conversions	(6)	(91)	(17)	(256)	(86)	(4,602)	(103)	(5,440)
Net Increase / (Decrease)	21	$ 318	126	$ 1,770	12	$ 884	516	$ 27,639

	KAR Mid-Cap Growth Fund				KAR Small-Cap Core Fund
	Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021		Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	704	$ 43,551	2,652	$ 177,626	162	$ 7,425	498	$ 23,084
Reinvestment of distributions	113	7,619	8	567	352	15,608	190	8,187
Shares repurchased and cross class conversions	(1,342)	(84,786)	(2,843)	(191,469)	(227)	(10,254)	(543)	(24,760)
Net Increase / (Decrease)	(525)	$ (33,616)	(183)	$ (13,276)	287	$ 12,779	145	$ 6,511
Class C
Shares sold and cross class conversions	127	$ 6,587	745	$ 38,851	15	$ 536	46	$ 1,693
Reinvestment of distributions	49	2,542	3	180	354	12,090	248	8,584
Shares repurchased and cross class conversions	(729)	(35,429)	(668)	(34,933)	(267)	(9,507)	(796)	(29,553)
Net Increase / (Decrease)	(553)	$ (26,300)	80	$ 4,098	102	$ 3,119	(502)	$ (19,276)

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2022
	KAR Mid-Cap Growth Fund				KAR Small-Cap Core Fund
	Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021		Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class I
Shares sold and cross class conversions	5,166	$ 341,177	19,047	$ 1,324,506	1,412	$ 67,196	2,785	$ 135,357
Reinvestment of distributions	497	34,760	32	2,372	2,789	132,938	1,701	77,950
Shares repurchased and cross class conversions	(9,610)	(610,337)	(15,902)	(1,115,805)	(2,625)	(124,804)	(4,879)	(237,999)
Net Increase / (Decrease)	(3,947)	$ (234,400)	3,177	$ 211,073	1,576	$ 75,330	(393)	$ (24,692)
Class R6
Shares sold and cross class conversions	541	$ 36,323	1,707	$ 121,058	757	$ 36,563	2,794	$ 135,372
Reinvestment of distributions	42	2,965	2	139	302	14,426	187	8,625
Shares repurchased and cross class conversions	(395)	(25,927)	(572)	(40,554)	(1,040)	(49,645)	(1,669)	(82,597)
Net Increase / (Decrease)	188	$ 13,361	1,137	$ 80,643	19	$ 1,344	1,312	$ 61,400

	KAR Small-Cap Growth Fund				KAR Small-Cap Value Fund
	Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021		Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	736	$ 34,541	2,008	$ 107,824	326	$ 8,802	1,471	$ 38,725
Reinvestment of distributions	1,914	89,147	1,348	71,757	79	2,220	26	636
Shares repurchased and cross class conversions	(2,656)	(119,338)	(4,374)	(232,735)	(503)	(13,800)	(883)	(23,214)
Net Increase / (Decrease)	(6)	$ 4,350	(1,018)	$ (53,154)	(98)	$ (2,778)	614	$ 16,147
Class C
Shares sold and cross class conversions	99	$ 3,903	241	$ 11,287	35	$ 907	253	$ 6,360
Reinvestment of distributions	1,122	44,255	772	35,847	13	354	— (1)	10
Shares repurchased and cross class conversions	(1,093)	(42,330)	(1,611)	(75,056)	(100)	(2,679)	(273)	(7,024)
Net Increase / (Decrease)	128	$ 5,828	(598)	$ (27,922)	(52)	$ (1,418)	(20)	$ (654)
Class I
Shares sold and cross class conversions	6,553	$ 309,792	15,452	$ 849,066	5,417	$ 147,074	23,917	$ 624,881
Reinvestment of distributions	12,565	606,256	9,083	497,200	713	20,021	315	7,728
Shares repurchased and cross class conversions	(21,696)	(999,278)	(32,646)	(1,787,851)	(7,775)	(210,074)	(16,240)	(438,305)
Net Increase / (Decrease)	(2,578)	$ (83,230)	(8,111)	$ (441,585)	(1,645)	$ (42,979)	7,992	$ 194,304

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2022
	KAR Small-Cap Growth Fund				KAR Small-Cap Value Fund
	Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021		Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class R6
Shares sold and cross class conversions	543	$ 26,368	2,700	$ 148,001	673	$ 18,235	2,599	$ 70,660
Reinvestment of distributions	533	25,848	253	13,906	39	1,088	8	184
Shares repurchased and cross class conversions	(665)	(31,386)	(1,148)	(63,242)	(734)	(20,049)	(222)	(6,064)
Net Increase / (Decrease)	411	$ 20,830	1,805	$ 98,665	(22)	$ (726)	2,385	$ 64,780

	KAR Small-Mid Cap Core Fund				KAR Small-Mid Cap Growth Fund
	Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021		Six Months Ended March 31, 2022 (Unaudited)		From Inception December 8, 2020 to September 30, 2021
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	493	$ 9,185	1,648	$ 28,460	3	$ 32	80	$ 831
Reinvestment of distributions	31	598	—	—	—	—	—	—
Shares repurchased and cross class conversions	(399)	(7,229)	(419)	(7,441)	(3)	(35)	(12)	(134)
Net Increase / (Decrease)	125	$ 2,554	1,229	$ 21,019	—	$ (3)	68	$ 697
Class C
Shares sold and cross class conversions	353	$ 6,382	1,108	$ 19,101	2	$ 24	11	$ 112
Reinvestment of distributions	22	408	—	—	—	—	—	—
Shares repurchased and cross class conversions	(108)	(1,907)	(157)	(2,784)	(—) (1)	(1)	—	—
Net Increase / (Decrease)	267	$ 4,883	951	$ 16,317	2	$ 23	11	$ 112
Class I
Shares sold and cross class conversions	19,309	$ 356,661	42,226	$ 746,668	169	$ 1,663	202	$ 2,094
Reinvestment of distributions	772	14,989	3	56	—	—	—	—
Shares repurchased and cross class conversions	(10,767)	(194,057)	(10,477)	(188,874)	(69)	(678)	(16)	(164)
Net Increase / (Decrease)	9,314	$ 177,593	31,752	$ 557,850	100	$ 985	186	$ 1,930
Class R6
Shares sold and cross class conversions	386	$ 7,175	366	$ 6,531	41	$ 389	307	$ 3,080
Reinvestment of distributions	8	153	— (1)	3	—	—	—	—
Shares repurchased and cross class conversions	(174)	(3,104)	(76)	(1,321)	(3)	(28)	(5)	(51)
Net Increase / (Decrease)	220	$ 4,224	290	$ 5,213	38	$ 361	302	$ 3,029

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2022
	KAR Small-Mid Cap Value Fund				SGA Emerging Markets Growth Fund
	Six Months Ended March 31, 2022 (Unaudited)		From Inception August 3, 2021 to September 30, 2021		Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	2	$ 16	13	$ 131	— (1)	$ 2	2	$ 32
Reinvestment of distributions	— (1)	— (2)	—	—	— (1)	5	— (1)	1
Shares repurchased and cross class conversions	(3)	(29)	—	—	(—) (1)	(5)	(—) (1)	(6)
Net Increase / (Decrease)	(1)	$ (13)	13	$ 131	— (1)	$ 2	2	$ 27
Class C
Shares sold and cross class conversions	— (1)	$ —(2)	10	$ 103	3	$ 32	1	$ 7
Reinvestment of distributions	—	—	—	—	— (1)	2	— (1)	1
Net Increase / (Decrease)	— (1)	$ —(2)	10	$ 103	3	$ 34	1	$ 8
Class I
Shares sold and cross class conversions	37	$ 353	10	$ 100	—	$ —	10	$ 137
Reinvestment of distributions	— (1)	— (2)	—	—	2	18	— (1)	6
Shares repurchased and cross class conversions	(—) (1)	(—) (2)	—	—	(6)	(64)	—	—
Net Increase / (Decrease)	37	$ 353	10	$ 100	(4)	$ (46)	10	$ 143
Class R6
Shares sold and cross class conversions	79	$ 729	270	$ 2,700	— (1)	$ 5	8	$ 115
Reinvestment of distributions	—	—	—	—	33	359	8	107
Shares repurchased and cross class conversions	—	—	—	—	(—) (1)	(—) (2)	(—) (1)	(3)
Net Increase / (Decrease)	79	$ 729	270	$ 2,700	33	$ 364	16	$ 219

	SGA Global Growth Fund				SGA New Leaders Growth Fund
	Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021		Six Months Ended March 31, 2022 (Unaudited)		From Inception November 17, 2020 to September 30, 2021
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	59	$ 1,643	220	$ 6,522	1	$ 8	10	$ 103
Reinvestment of distributions	79	2,257	34	950	—	—	—	—
Shares repurchased and cross class conversions	(95)	(2,667)	(122)	(3,623)	—	—	—	—
Net Increase / (Decrease)	43	$ 1,233	132	$ 3,849	1	$ 8	10	$ 103
Class C
Shares sold and cross class conversions	8	$ 225	110	$ 3,082	—	$ —	10	$ 103
Reinvestment of distributions	20	519	8	211	—	—	—	—
Shares repurchased and cross class conversions	(32)	(815)	(71)	(1,962)	—	—	—	—
Net Increase / (Decrease)	(4)	$ (71)	47	$ 1,331	—	$ —	10	$ 103

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2022
	SGA Global Growth Fund				SGA New Leaders Growth Fund
	Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021		Six Months Ended March 31, 2022 (Unaudited)		From Inception November 17, 2020 to September 30, 2021
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class I
Shares sold and cross class conversions	130	$ 3,653	1,109	$ 32,952	—	$ —	15	$ 155
Reinvestment of distributions	120	3,430	38	1,089	—	—	—	—
Shares repurchased and cross class conversions	(293)	(8,269)	(448)	(13,851)	—	—	—	—
Net Increase / (Decrease)	(43)	$ (1,186)	699	$ 20,190	—	$ —	15	$ 155
Class R6
Shares sold and cross class conversions	83	$ 2,290	97	$ 2,975	158	$ 1,456	586	$ 5,923
Reinvestment of distributions	173	5,122	82	2,400	—	—	—	—
Shares repurchased and cross class conversions	(46)	(1,367)	(307)	(9,567)	(—) (1)	(—) (2)	(—) (1)	(—) (2)
Net Increase / (Decrease)	210	$ 6,045	(128)	$ (4,192)	158	$ 1,456	586	$ 5,923

	Tactical Allocation Fund
	Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021
	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	1,102	$ 14,381	4,727	$ 62,387
Shares issued-merger (See Note 12)	—	—	7,220	86,813
Reinvestment of distributions	4,218	55,024	1,092	14,523
Shares repurchased and cross class conversions	(4,384)	(56,045)	(6,765)	(89,972)
Net Increase / (Decrease)	936	$ 13,360	6,274	$ 73,751
Class C
Shares sold and cross class conversions	81	$ 1,068	410	$ 5,550
Shares issued-merger (See Note 12)	—	—	3,374	41,685
Reinvestment of distributions	144	1,924	64	871
Shares repurchased and cross class conversions	(732)	(9,603)	(2,469)	(33,437)
Net Increase / (Decrease)	(507)	$ (6,611)	1,379	$ 14,669
Class I
Shares sold and cross class conversions	539	$ 7,241	1,580	$ 20,904
Shares issued-merger (See Note 12)	—	—	2,156	25,853
Reinvestment of distributions	293	3,808	90	1,191
Shares repurchased and cross class conversions	(1,139)	(13,793)	(2,270)	(29,947)
Net Increase / (Decrease)	(307)	$ (2,744)	1,556	$ 18,001

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2022
	Tactical Allocation Fund
	Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021
	SHARES	AMOUNT	SHARES	AMOUNT
Class R6
Shares sold and cross class conversions	— (1)	$ 4	9	$ 110
Reinvestment of distributions	— (1)	— (2)	— (1)	— (2)
Shares repurchased and cross class conversions	— (1)	(—) (2)	(1)	(10)
Net Increase / (Decrease)	— (1)	$ 4	8	$ 100
(1)	Amount is less than 500 shares.
(2)	Amount is less than $500.
Note 6. 10% Shareholders
As of March 31, 2022, certain Funds had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of such Fund as detailed below:
	% of Shares Outstanding	Number of Accounts
KAR Global Quality Dividend Fund	24%	2
KAR Mid-Cap Core Fund	30	2
KAR Mid-Cap Growth Fund	28	2
KAR Small-Cap Core Fund	39	3
KAR Small-Cap Growth Fund	11	1
KAR Small-Cap Value Fund	36	1
KAR Small-Mid Cap Core Fund	50	3
KAR Small-Mid Cap Growth Fund	73	3 *
KAR Small-Mid Cap Value Fund	83	2 *
SGA Emerging Markets Growth Fund	70	3
SGA Global Growth Fund	43	3
SGA New Leaders Growth Fund	80	2 *
*	Includes affiliated shareholder account(s).
Note 7.  Credit and Market Risk and Asset Concentration
Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on a Fund and its investments, including hampering the ability of each Fund’s portfolio manager(s) to invest each Fund’s assets as intended.
In July 2017, the head of the United Kingdom Financial Conduct Authority announced the intention to phase out the use of LIBOR by the end of 2021. However, after subsequent announcements by the FCA, the LIBOR administrator and other regulators, certain of the most widely used LIBORs are expected to continue until mid-2023. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The expected discontinuation of LIBOR could have a significant impact on the financial markets and may present a material risk for certain market participants, including the Funds. Abandonment of or modifications to LIBOR could lead to significant short- and long-term uncertainty and market instability. The risks associated with this discontinuation and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. It remains uncertain the effects such changes will have on the Funds, issuers of instruments in which the Funds invest, and the financial markets generally.
In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund’s ability to repatriate such amounts.
High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the Adviser and/or subadviser to accurately predict risk.

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2022
Certain Funds may invest a high percentage of their assets in specific sectors of the market in the pursuit of their investment objectives. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.
At March 31, 2022, the following Funds held securities issued by various companies in specific sectors as detailed below:
Fund	Sector	Percentage of Total Investments
KAR Capital Growth Fund	Information Technology	44%
KAR Mid-Cap Core Fund	Industrials	32
KAR Mid-Cap Growth Fund	Information Technology	38
KAR Small-Cap Core Fund	Industrials	36
KAR Small-Cap Growth Fund	Financials	28
KAR Small-Cap Growth Fund	Information Technology	26
KAR Small-Cap Value Fund	Industrials	32
KAR Small-Mid Cap Core Fund	Information Technology	27
KAR Small-Mid Cap Growth Fund	Information Technology	26
KAR Small-Mid Cap Value Fund	Industrials	27
SGA Emerging Markets Growth Fund	Consumer Staples	29
SGA Global Growth Fund	Information Technology	33
Tactical Allocation Fund	Information Technology	25
Note 8.  Indemnifications
Under the Trust’s organizational documents and in separate agreements between each Trustee and the Trust, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust and its funds. In addition, in the normal course of business, the Trust and the Funds enter into contracts that provide a variety of indemnifications to other parties. The Trust’s and/or the Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust or the Funds and that have not occurred. However, neither the Trust nor the Funds have had prior claims or losses pursuant to these arrangements, and they expect the risk of loss to be remote.
Note 9. Restricted Securities
($ reported in thousands)
Restricted securities are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category. Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities. Certain Funds held securities considered to be restricted at March 31, 2022, as follows:
Fund	Investment	Date of Acquisition	Cost	Value	Percentage of Net Assets
KAR Mid-Cap Growth Fund	Security Scorecard, Inc. Series E	3/5/2021	$40,000	$49,692	2.0%
Note 10. Redemption Facility
($ reported in thousands)
On September 18, 2017, the Funds, with the exception of the KAR Small-Mid Cap Value Fund, and certain other affiliated funds entered into an $150,000 unsecured line of credit (“Credit Agreement”). On June 14, 2021, the Credit Agreement was increased to $250,000. This Credit Agreement, as amended, is with a commercial bank that allows the Funds to borrow cash from the bank to manage large unexpected redemptions and trade fails, up to a limit of one-third or one-fifth, as applicable, of each Fund’s total net assets in accordance with the terms of the agreement. This Credit Agreement has a term of 364 days and has been renewed for a period up to March 9, 2023. Interest is charged at the higher of the LIBOR or the Federal Funds rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. Total commitment fees paid for the period ended March 31, 2022, are included in the “Interest expense and/or commitment fees” line on the Statements of Operations. The Funds and other affiliated funds that are parties are individually, and not jointly, liable for their particular advances, if any, under the Credit Agreement. The lending bank has the ability to require repayment of outstanding borrowings under this Credit Agreement upon certain circumstances such as an event of default.
The following Funds had an outstanding loan during the period. The borrowings were valued at cost, which approximates fair value.
Fund	Interest Incurred on Borrowing	Average Dollar Amount of Borrowing	Weighted Average Interest Rate on Borrowing	Days Loan was Open
KAR Global Quality Dividend Fund	$1	$ 2,000	1.36%	8

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2022
Fund	Interest Incurred on Borrowing	Average Dollar Amount of Borrowing	Weighted Average Interest Rate on Borrowing	Days Loan was Open
KAR Small-Cap Growth Fund	$2	$13,075	1.36%	4
KAR Small-Cap Value Fund	1	19,900	1.36	1
Note 11. Federal Income Tax Information
($ reported in thousands)
At March 31, 2022, the approximate aggregate cost basis and the unrealized appreciation (depreciation) of investments and other financial instruments for federal income tax purposes were as follows:
Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
KAR Capital Growth Fund	$ 257,064	$ 445,970	$ (8,044)	$ 437,926
KAR Equity Income Fund	123,980	24,240	(2,947)	21,293
KAR Global Quality Dividend Fund	36,697	6,927	(1,322)	5,605
KAR Mid-Cap Core Fund	1,111,086	365,069	(33,700)	331,369
KAR Mid-Cap Growth Fund	1,791,103	806,463	(103,666)	702,797
KAR Small-Cap Core Fund	1,123,457	653,769	(23,685)	630,084
KAR Small-Cap Growth Fund	3,132,094	2,007,815	(244,982)	1,762,833
KAR Small-Cap Value Fund	894,472	376,607	(29,171)	347,436
KAR Small-Mid Cap Core Fund	1,228,908	157,992	(38,987)	119,005
KAR Small-Mid Cap Growth Fund	7,417	508	(711)	(203)
KAR Small-Mid Cap Value Fund	4,084	94	(396)	(302)
SGA Emerging Markets Growth Fund	5,273	725	(463)	262
SGA Global Growth Fund	128,550	32,760	(6,978)	25,782
SGA New Leaders Growth Fund	7,465	343	(911)	(568)
Tactical Allocation Fund	572,279	256,337	(37,603)	218,734
Certain Funds have capital loss carryforwards available to offset future realized capital gains, if any, to the extent permitted by the Code. Net capital losses are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. For the fiscal year ended September 30, 2021, the Funds’ capital loss carryovers were as follows:
Fund	Short-Term	Long-Term
KAR Global Quality Dividend Fund	$ 2,024	$135
KAR Small-Mid Cap Growth Fund	40	—
SGA New Leaders Growth Fund	163	—
Tactical Allocation Fund	28,307	—
Note 12. Reorganization
($ reported in thousands)
On June 17, 2020, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization (the “Plan”) with respect to Virtus Rampart Multi-Asset Trend Fund and Virtus Rampart Sector Trend Fund, (the “Merged Funds”), each series of Virtus Opportunities Trust, and Tactical Allocation Fund (the “Acquiring Fund”), which provided for the transfer of all of the assets of the Merged Funds for shares of the Acquiring Fund and the assumption of the liabilities of the Merged Funds. The purpose of the transaction was to allow shareholders of all such funds to own shares of a larger combined fund and to allow shareholders of the Merged Funds to own shares of a fund with a similar investment objective and style as, and potentially lower expenses than, the Merged Funds. The reorganization was accomplished by a tax-free exchange of shares on October 30, 2020. For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value; however, the cost basis of each investment received from the Merged Funds was carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
The share transactions associated with the merger are as follows:

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2022
Merged Fund	Shares Outstanding	Acquiring Fund	Shares Converted	Merged Fund Net Asset Value of Converted Shares
Virtus Rampart Multi-Asset Trend Fund		Tactical Allocation Fund
Class A	1,008,720	Class A	943,504	$11,345
Class C	1,609,863	Class C	1,402,324	17,327
Class I	584,346	Class I	552,308	6,623
Virtus Rampart Sector Trend Fund		Tactical Allocation Fund
Class A	5,953,520	Class A	6,276,239	$75,468
Class C	1,937,610	Class C	1,971,499	24,359
Class I	1,521,103	Class I	1,603,669	19,230
The net assets and net unrealized appreciation (depreciation) before the acquisition were as follows:
Virtus Rampart Multi - Asset Trend Fund		Virtus Rampart Sector Trend Fund		Tactical Allocation Fund
Net Assets	Unrealized Appreciation (Depreciation)	Net Assets	Unrealized Appreciation (Depreciation)	Net Assets
$35,295	$2,507	$119,057	$10,140	$715,533
The net assets of the Fund immediately following the acquisition were $869,885.
Assuming the acquisition had been completed on October 1, 2020, the Acquiring Fund’s pro-forma results of operations for the period ended September 30, 2021 would have been as follows:
Net investment income (loss)	$2,565
Net realized and unrealized gain (loss) on investments	137,788
Net increase (decrease) in net assets resulting from operations	$140,353
Because the Merged Funds and the Acquiring Fund have been managed as an integrated single fund since the reorganization date, it is not feasible to separate the income/(losses) and gains/(losses) of the Virtus Rampart Multi-Asset Trend Fund and Virtus Rampart Sector Trend Fund that have been included in the Acquiring Fund’s Statement of Operations since October 30, 2020.
Note 13. Regulatory Matters and Litigation
From time to time, the Trust, the Funds, the Adviser and/or subadvisers and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their activities. At this time, the Adviser believes that the outcomes of such matters are not likely, either individually or in aggregate, to be material to these financial statements.
Note 14. Recent Accounting Pronouncement
In March 2020, the FASB issued Accounting Standards Update (“ASU”) No. 2020-04 (“ASU 2020-04”), Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying ASU 2020-04.
Note 15. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issuance, and has determined that there are no subsequent events requiring recognition or disclosure in these financial statements.

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR VIRTUS KAR CAPITAL GROWTH FUND, VIRTUS KAR EQUITY INCOME FUND, VIRTUS KAR GLOBAL QUALITY DIVIDEND FUND, VIRTUS KAR MID-CAP CORE FUND, VIRTUS KAR MID-CAP GROWTH FUND, VIRTUS KAR SMALL-CAP CORE FUND, VIRTUS KAR SMALL-CAP GROWTH FUND, VIRTUS KAR SMALL-CAP VALUE FUND, VIRTUS KAR SMALL-MID CAP CORE FUND, VIRTUS KAR SMALL MID-CAP GROWTH FUND, VIRTUS SGA EMERGING MARKETS GROWTH FUND, VIRTUS SGA GLOBAL GROWTH FUND, VIRTUS SGA NEW LEADERS GROWTH FUND AND TACTICAL ALLOCATION FUND (each a “FUND” and collectively, the “FUNDS”) BY THE BOARD OF TRUSTEES (Unaudited)
The Board of Trustees (the “Board”) of Virtus Equity Trust (the “Trust”) is responsible for determining whether to approve the continuation of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Virtus Investment Advisers, Inc. (“VIA”) and of each subadvisory agreement (each, a “Subadvisory Agreement” and collectively, the “Subadvisory Agreements”)(together with the Advisory Agreement, the “Agreements”) among the Trust, VIA and Kayne Anderson Rudnick Investment Management, LLC (“KAR”) with respect to Virtus KAR Capital Growth Fund, Virtus KAR Equity Income Fund, Virtus KAR Global Quality Dividend Fund, Virtus KAR Mid-Cap Core Fund, Virtus KAR Mid-Cap Growth Fund, Virtus KAR Small-Cap Core Fund, Virtus KAR Small-Cap Growth Fund, Virtus KAR Small-Cap Value Fund, Virtus KAR Small-Mid Cap Core Fund, Virtus KAR Small Mid-Cap Growth Fund and Virtus Tactical Allocation Fund (domestic equity portion and international equity portion only); among the Trust, VIA and Newfleet Asset Management, LLC (“Newfleet”) with respect to Virtus Tactical Allocation Fund (fixed income portion only); and among the Trust, VIA and Sustainable Growth Advisers LP (“SGA”) with respect to Virtus SGA Emerging Markets Growth Fund, Virtus SGA Global Growth Fund and Virtus SGA New Leaders Growth Fund (each of KAR, Newfleet and SGA, a “Subadviser” and collectively, the “Subadvisers”). At virtual meetings held on November 2, 2021, and November 15-17, 2021 (the “Meetings”), the Board, including a majority of the Trustees who are not interested persons of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (such Act, the “1940 Act” and such Trustees, the “Independent Trustees”), considered and approved the continuation of each Agreement due for renewal, as further discussed below. In addition, prior to the Meetings, the Independent Trustees met with their independent legal counsel to discuss and consider the information provided by management and submitted questions to management, and they considered the responses provided.
In connection with the approval of the Agreements, the Board requested and evaluated information provided by VIA and each Subadviser which, in the Board’s view, constituted information necessary for the Board to form a judgment as to whether the renewal of each of the Agreements would be in the best interests of each applicable Fund and its respective shareholders. The Board also considered information furnished throughout the year at regular Board meetings with respect to the services provided by VIA and the Subadvisers, including quarterly performance reports prepared by management containing reviews of investment results and periodic presentations from the Subadvisers with respect to the Funds they manage. The Board noted the affiliation of the Subadvisers with VIA and any potential conflicts of interest.
The Board was separately advised by independent legal counsel throughout the process. For each Agreement, the Board considered all the criteria separately with respect to the applicable Fund and its shareholders. In its deliberations, the Board considered various factors, including those discussed below, none of which were controlling, and each Trustee may have attributed different weights to the various factors. The Independent Trustees also discussed the proposed approval of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
In considering whether to approve the renewal of the Agreements with respect to each Fund, the Board reviewed and analyzed the factors it deemed relevant, including: (a) the nature, extent and quality of the services provided to the Funds by VIA and each of the Subadvisers; (b) the performance of the Funds as compared to an appropriate peer group and an appropriate index; (c) the level and method of computing each Fund’s advisory and subadvisory fees, and comparisons of the Funds’ advisory fee rates and total expenses with those of a group of funds with similar investment objective(s); (d) the profitability of VIA under the Advisory Agreement; (e) any “fall-out” benefits to VIA, the Subadvisers and their affiliates (i.e., ancillary benefits realized by VIA, the Subadvisers or their affiliates from VIA’s or the applicable Subadviser’s relationship with the Trust); (f) the anticipated effect of growth in size on each Fund’s performance and expenses; (g) fees paid to VIA and the Subadvisers by comparable accounts, as applicable; (h) possible conflicts of interest; and (i) the terms of the Agreements.
Nature, Extent and Quality of Services
The Trustees received in advance of the Meetings information provided by VIA and each Subadviser, including completed questionnaires, concerning a number of topics, including, among other items, such company’s investment philosophy, investment process and strategies, resources and personnel, operations, compliance structure and procedures, and overall performance. The Trustees noted that the Funds are managed using a “manager of managers” structure that generally involves the use of one or more subadvisers to manage some or all of a Fund’s portfolio. Under this structure, VIA is responsible for the management of the Funds’ investment programs and for evaluating and selecting subadvisers on an ongoing basis and making any recommendations to the Board

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR VIRTUS KAR CAPITAL GROWTH FUND, VIRTUS KAR EQUITY INCOME FUND, VIRTUS KAR GLOBAL QUALITY DIVIDEND FUND, VIRTUS KAR MID-CAP CORE FUND, VIRTUS KAR MID-CAP GROWTH FUND, VIRTUS KAR SMALL-CAP CORE FUND, VIRTUS KAR SMALL-CAP GROWTH FUND, VIRTUS KAR SMALL-CAP VALUE FUND, VIRTUS KAR SMALL-MID CAP CORE FUND, VIRTUS KAR SMALL MID-CAP GROWTH FUND, VIRTUS SGA EMERGING MARKETS GROWTH FUND, VIRTUS SGA GLOBAL GROWTH FUND, VIRTUS SGA NEW LEADERS GROWTH FUND AND TACTICAL ALLOCATION FUND (each a “FUND” and collectively, the “FUNDS”) BY THE BOARD OF TRUSTEES (Unaudited) (Continued)
regarding hiring, retaining or replacing subadvisers. In considering the Advisory Agreement with VIA, the Board considered VIA’s process for supervising and managing the Funds’ subadvisers, including (a) VIA’s ability to select and monitor subadvisers; (b) VIA’s ability to provide the services necessary to monitor the subadvisers’ compliance with the Funds’ respective investment objectives, policies and restrictions as well as provide other oversight activities; and (c) VIA’s ability and willingness to identify instances in which a subadviser should be replaced and to carry out the required changes. The Trustees also considered: (a) the experience and capability of VIA’s management and other personnel; (b) the financial condition of VIA, and whether it had the financial wherewithal to provide a high level and quality of services to the Funds; (c) the quality of VIA’s own regulatory and legal compliance policies, procedures and systems; (d) the nature, extent and quality of administrative, transfer agency and other services provided by VIA and its affiliates to the Funds; (e) VIA’s supervision of the Funds’ other service providers; and (f) VIA’s risk management processes. It was noted that affiliates of VIA serve as administrator, transfer agent and distributor of the Funds. The Board also took into account its knowledge of VIA’s management and the quality of the performance of VIA’s duties through Board meetings, discussions and reports during the preceding year, as well as information from the Trust’s Chief Compliance Officer regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.
With respect to the services provided by each of the Subadvisers, the Board considered information provided to the Board by each Subadviser, including each Subadviser’s Form ADV, as well as information provided throughout the past year. With respect to the Subadvisory Agreements, the Board noted that each Subadviser provided portfolio management, compliance with the respective Fund’s(s’) investment policies and procedures, compliance with applicable securities laws and assurances thereof. The Board also noted that VIA’s and each Subadviser’s management of the respective Fund(s) is subject to the oversight of the Board and must be carried out in accordance with the investment objective(s), policies and restrictions set forth in the Fund’s(s’) summary and statutory prospectuses and statement of additional information. In considering the renewal of the Subadvisory Agreements, the Board also considered each Subadviser’s investment management process, including (a) the experience and capability of the Subadviser’s management and other personnel committed by the Subadviser to the respective Fund(s); (b) the financial condition of the Subadviser; (c) the quality of the Subadviser’s regulatory and legal compliance policies, procedures and systems; and (d) the Subadviser’s brokerage and trading practices, including with respect to best execution and soft dollars. The Board also took into account each Subadviser’s risk assessment and monitoring process. The Board noted each Subadviser’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate.
After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services provided by VIA and each Subadviser were satisfactory and that there was a reasonable basis on which to conclude that each would continue to provide a high quality of investment services to the applicable Fund(s).
Investment Performance
The Board considered performance reports and discussions at Board meetings throughout the year, as well as a report (the “Broadridge Report”) for the Funds prepared by Broadridge, an independent third party provider of investment company data, furnished in connection with the contract renewal process. The Broadridge Report presented each Fund’s performance relative to a peer group of other mutual funds (the “Performance Universe”) and relevant indexes, as selected by Broadridge. The Board also considered performance information presented by management and took into account management’s discussion of the same, including the effect of market conditions on each Fund’s performance. The Board evaluated each Fund’s performance in the context of the considerations that a “manager of managers” structure requires. The Board noted that it also reviews on a quarterly basis detailed information about both the Funds’ performance results and their respective portfolio compositions, as well as each Subadviser’s investment strategy(ies). The Board noted VIA’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of each Subadviser. The Board also noted each Subadviser’s performance record with respect to each applicable Fund. The Board was mindful of VIA’s focus on each Subadviser’s performance and noted VIA’s performance in monitoring and responding to any performance issues with respect to the Funds. The Board also took into account its discussions with management regarding factors that contributed to the performance of each Fund.

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR VIRTUS KAR CAPITAL GROWTH FUND, VIRTUS KAR EQUITY INCOME FUND, VIRTUS KAR GLOBAL QUALITY DIVIDEND FUND, VIRTUS KAR MID-CAP CORE FUND, VIRTUS KAR MID-CAP GROWTH FUND, VIRTUS KAR SMALL-CAP CORE FUND, VIRTUS KAR SMALL-CAP GROWTH FUND, VIRTUS KAR SMALL-CAP VALUE FUND, VIRTUS KAR SMALL-MID CAP CORE FUND, VIRTUS KAR SMALL MID-CAP GROWTH FUND, VIRTUS SGA EMERGING MARKETS GROWTH FUND, VIRTUS SGA GLOBAL GROWTH FUND, VIRTUS SGA NEW LEADERS GROWTH FUND AND TACTICAL ALLOCATION FUND (each a “FUND” and collectively, the “FUNDS”) BY THE BOARD OF TRUSTEES (Unaudited) (Continued)
The Board considered, among other performance data, the information set forth below with respect to the performance of each Fund for the period ended June 30, 2021.
Virtus KAR Capital Growth Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 3-, 5- and 10-year periods and underperformed the median of its Performance Universe for the 1-year period. The Board also noted that the Fund underperformed its benchmark for the 1-, 3-, 5- and 10-year periods.
Virtus KAR Equity Income Fund. The Board noted that the Fund underperformed the median of its Performance Universe for the 1-, 3-, 5- and 10-year periods. The Board also noted that the Fund outperformed its benchmark for the 1-, 3-, 5- and 10-year periods.
Virtus KAR Global Quality Dividend Fund. The Board noted that the Fund underperformed the median of its Performance Universe for the 1-, 3- and 5-year periods and outperformed the median of its Performance Universe for the 10-year period. The Board also noted that the Fund underperformed its benchmark for the 1-, 3-, and 5-year periods and outperformed its benchmark for the 10-year period. The Board also considered that the Fund’s investment strategy had recently changed, so that the performance shown included that of a prior strategy.
Virtus KAR Mid-Cap Core Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 1- and 10-year periods and underperformed the median of its Performance Universe for the 3- and 5-year periods. The Board also noted that the Fund outperformed its benchmark for the 3-, 5- and 10-year periods and underperformed its benchmark for the 1-year period.
Virtus KAR Mid-Cap Growth Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 3-, 5- and 10-year periods and underperformed the median of its 1-year period. The Board also noted that the fund outperformed its benchmark for the 3-, 5- and 10-year periods and underperformed its benchmark for the 1-year period.
Virtus KAR Small-Cap Core Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 5- and 10-year periods and underperformed the median of its Performance Universe for the 1- and 3-year periods. The Board also noted that the Fund outperformed its benchmark for the 3-, 5- and 10-year periods and underperformed its benchmark for the 1-year period.
Virtus KAR Small-Cap Growth Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 3-, 5- and 10-year periods and underperformed the median of its Performance Universe for the 1-year period. The Board also noted that the Fund outperformed its benchmark for the 3-, 5- and 10-year periods and underperformed its benchmark for the 1-year period.
Virtus KAR Small-Cap Value Fund. The Board noted that the Fund underperformed the median of its Performance Universe for the 1-, 3-, 5- and 10-year periods. The Board also noted that the Fund outperformed its benchmark for the 3-, 5- and 10-year periods and underperformed its benchmark for the 1-year period.
Virtus KAR Small-Mid Cap Core Fund. The Board noted that the Fund outperformed the median of its Performance Universe and outperformed its benchmark for the 3-year period. The Board also noted that the Fund underperformed the median of its Performance Universe and underperformed its benchmark for the 1-year period.
Virtus KAR Small Mid-Cap Growth Fund. The Board noted that the Fund underperformed the median of its Performance Universe and underperformed its benchmark for the year-to-date period.
Virtus SGA Emerging Markets Growth Fund. The Board noted that the Fund underperformed the median of its Performance Universe and underperformed its benchmark for the year-to-date and 1-year periods.
Virtus SGA Global Growth Fund. The Board noted that the Fund outperformed the median of its Performance Universe and outperformed its benchmark for the 3- and 5-year periods. The Board also noted that the Fund underperformed the median of its Performance Universe and underperformed its benchmark for the 1-year period.
Virtus SGA New Leaders Growth Fund. The Board noted that the Fund underperformed the median of its Performance Universe and underperformed its Benchmark for the year to date period.

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR VIRTUS KAR CAPITAL GROWTH FUND, VIRTUS KAR EQUITY INCOME FUND, VIRTUS KAR GLOBAL QUALITY DIVIDEND FUND, VIRTUS KAR MID-CAP CORE FUND, VIRTUS KAR MID-CAP GROWTH FUND, VIRTUS KAR SMALL-CAP CORE FUND, VIRTUS KAR SMALL-CAP GROWTH FUND, VIRTUS KAR SMALL-CAP VALUE FUND, VIRTUS KAR SMALL-MID CAP CORE FUND, VIRTUS KAR SMALL MID-CAP GROWTH FUND, VIRTUS SGA EMERGING MARKETS GROWTH FUND, VIRTUS SGA GLOBAL GROWTH FUND, VIRTUS SGA NEW LEADERS GROWTH FUND AND TACTICAL ALLOCATION FUND (each a “FUND” and collectively, the “FUNDS”) BY THE BOARD OF TRUSTEES (Unaudited) (Continued)
Virtus Tactical Allocation Fund. The Board noted that the Fund underperformed the median of its Performance Universe and underperformed its benchmark for the year-to-date period. The Board also noted that the Fund outperformed the median of its Performance Universe and outperformed its benchmark for the 1-year period.
After reviewing these and related factors, the Board concluded that each Fund’s overall performance, reasons discussed for certain Fund’s underperformance, and/or actions taken to address underperformance, was satisfactory.
Management Fees and Total Expenses
The Board considered the fees charged to the Funds for advisory services as well as the total expense levels of the Funds. This information included comparisons of each Fund’s contractual and net management fee and net total expense level to those of its peer universe (the “Expense Universe”) and ranked according to quintile (the first quintile being lowest and, therefore, best in these expense component rankings, and fifth being highest and, therefore, worst in these expense component rankings). In comparing each Fund’s net management fee to that of comparable funds, the Board noted that in the materials presented by management such fee was comprised of advisory fees. The Board also noted that all of the Funds had expense caps in place to limit the total expenses incurred by the Funds and their shareholders, and that VIA had proposed to lower the expense cap in place for Virtus SGA New Leaders Growth Fund. The Board also noted that the subadvisory fees were paid by VIA out of its advisory fees rather than paid separately by the Funds. In this regard, the Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by VIA after payment of the subadvisory fee. The Board also took into account the size of each of the Funds and the impact on expenses and economies of scale. The Subadvisers provided, and the Board considered, fee information of comparable accounts managed by the Subadvisers, as applicable.
In addition to the foregoing, the Board considered, among other data, the information set forth below with respect to each Fund’s fees and expenses. In each case, the Board took into account management’s discussion of the Fund’s expenses, including the type and size of the Fund relative to the other funds in its Expense Universe.
Virtus KAR Capital Growth Fund. The Board considered that the Fund’s net management fee and net total expenses were each in the fourth quintile of the Expense Universe.
Virtus KAR Equity Income Fund. The Board considered that the Fund’s net management fee and net total expenses after waivers were each in the fourth quintile of the Expense Universe.
Virtus KAR Global Quality Dividend Fund. The Board considered that the Fund’s net management fee was in the second quintile of the Expense Universe and net total expenses after waivers were in the fourth quintile of the Expense Universe.
Virtus KAR Mid-Cap Core Fund. The Board considered that the Fund’s net management fee and net total expenses after waivers were each in the third quintile of the Expense Universe.
Virtus KAR Mid-Cap Growth Fund. The Board considered that the Fund’s net management fee was in the third quintile of the Expense Universe and net total expenses were in the fourth quintile of the Expense Universe.
Virtus KAR Small-Cap Core Fund. The Board considered that the Fund’s net management fee and net total expenses were each in the fourth quintile of the Expense Universe.
Virtus KAR Small-Cap Growth Fund. The Board considered that the Fund’s net management fee was in the fifth quintile of the Expense Universe and net total expenses were in the fourth quintile of the Expense Universe.
Virtus KAR Small-Cap Value Fund. The Board considered that the Fund’s net management fee and net total expenses were each in the third quintile of the Expense Group.
Virtus KAR Small-Mid Cap Core Fund. The Board considered that the Fund’s net management fee and net total expenses after waivers were each in the fourth quintile of the Expense Universe.

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR VIRTUS KAR CAPITAL GROWTH FUND, VIRTUS KAR EQUITY INCOME FUND, VIRTUS KAR GLOBAL QUALITY DIVIDEND FUND, VIRTUS KAR MID-CAP CORE FUND, VIRTUS KAR MID-CAP GROWTH FUND, VIRTUS KAR SMALL-CAP CORE FUND, VIRTUS KAR SMALL-CAP GROWTH FUND, VIRTUS KAR SMALL-CAP VALUE FUND, VIRTUS KAR SMALL-MID CAP CORE FUND, VIRTUS KAR SMALL MID-CAP GROWTH FUND, VIRTUS SGA EMERGING MARKETS GROWTH FUND, VIRTUS SGA GLOBAL GROWTH FUND, VIRTUS SGA NEW LEADERS GROWTH FUND AND TACTICAL ALLOCATION FUND (each a “FUND” and collectively, the “FUNDS”) BY THE BOARD OF TRUSTEES (Unaudited) (Continued)
Virtus KAR Small Mid-Cap Growth Fund. The Board considered that the Fund’s net management fee was in the first quintile of the Expense Universe and the net total expenses after waivers were in the fourth quintile.
Virtus SGA Emerging Markets Growth Fund. The Board considered that the Fund’s net management fee was in the first quintile of the Expense Universe and net total expenses after waivers were in the fourth quintile of the Expense Universe.
Virtus SGA Global Growth Fund. The Board considered that the Fund’s net management fee and net total expenses after waivers were in the fourth quintile of the Expense Universe.
Virtus SGA New Leaders Growth Fund. The Board considered that the Fund’s net management fee was in the first quintile of the Expense Universe and net total expenses after waivers were in the fifth quintile of the Expense Universe.
Virtus Tactical Allocation Fund. The Board considered that the Fund’s net management fee was in the second quintile and net total expenses after waivers were in the third quintile of the Expense Universe.
The Board concluded that the advisory and subadvisory fees for each Fund, including with any proposed amendments, were fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered. The Board also approved the proposed lower expense caps to limit the total expenses of Virtus SGA New Leaders Growth Fund.
Profitability
The Board also considered certain information relating to profitability that had been provided by VIA. In this regard, the Board considered information regarding the overall profitability, as well as on a fund-by-fund basis, of VIA for its management of the Funds and other funds of the Trust, as well as its profits and those of its affiliates for managing and providing other services to the Trust, such as distribution, transfer agency and administrative services provided to the Funds by VIA affiliates. In addition to the fees paid to VIA and its affiliates, including the Subadvisers, the Board considered any other benefits derived by VIA or its affiliates from their relationships with the Funds. The Board reviewed the methodology used to allocate costs to each Fund, taking into account the fact that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. The Board concluded that the profitability to VIA and its affiliates from each Fund was reasonable in light of the quality of the services rendered to the Funds by VIA and its affiliates as well as other factors.
In considering the profitability to the Subadvisers in connection with their relationships to the Funds, the Board noted that the fees under the Subadvisory Agreements are paid by VIA out of the fees that VIA receives under the Advisory Agreement, so that Fund shareholders are not directly impacted by those fees. In considering the reasonableness of the fees payable by VIA to the Subadvisers, the Board noted that, because the Subadvisers are affiliates of VIA, such profitability might be directly or indirectly shared by VIA. For each of the above reasons, the Board concluded that the profitability to the Subadvisers and their affiliates from their relationship with the Funds was not a material factor in approval of the Subadvisory Agreements.
Economies of Scale
The Board received and discussed information concerning whether VIA realizes economies of scale as the Funds’ assets grow. The Board noted that the management fees for several of the Funds included breakpoints based on assets under management, and that expense caps were also in place for the Funds. The Board also took into account management’s discussion of the Funds’ management fee and subadvisory fee structure, including with respect to the Funds that do not currently have breakpoints. The Board also took into account the current sizes of the Funds. The Board also noted that VIA had agreed to implement an extension of each Fund’s expense cap through January 31, 2023, and had agreed to lower the expense caps applicable to Virtus SGA New Leaders Growth Fund. The Board then concluded that no other changes to the advisory fee structure of the Funds with respect to economies of scale were necessary at this time. The Board noted that VIA and the Funds may realize certain economies of scale if the assets of the Funds were to increase, particularly in relationship to certain fixed costs, and that shareholders of the Funds would have an opportunity to benefit from these economies of scale.

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR VIRTUS KAR CAPITAL GROWTH FUND, VIRTUS KAR EQUITY INCOME FUND, VIRTUS KAR GLOBAL QUALITY DIVIDEND FUND, VIRTUS KAR MID-CAP CORE FUND, VIRTUS KAR MID-CAP GROWTH FUND, VIRTUS KAR SMALL-CAP CORE FUND, VIRTUS KAR SMALL-CAP GROWTH FUND, VIRTUS KAR SMALL-CAP VALUE FUND, VIRTUS KAR SMALL-MID CAP CORE FUND, VIRTUS KAR SMALL MID-CAP GROWTH FUND, VIRTUS SGA EMERGING MARKETS GROWTH FUND, VIRTUS SGA GLOBAL GROWTH FUND, VIRTUS SGA NEW LEADERS GROWTH FUND AND TACTICAL ALLOCATION FUND (each a “FUND” and collectively, the “FUNDS”) BY THE BOARD OF TRUSTEES (Unaudited) (Continued)
For similar reasons as stated above with respect to the Subadvisers’ profitability, and based upon the current sizes of the Funds managed by each Subadviser, the Board concluded that the potential for economies of scale in the Subadvisers’ management of the Funds was not a material factor in the approval of the Subadvisory Agreements at this time.
Other Factors
The Board considered other benefits that may be realized by VIA and each Subadviser and their respective affiliates from their relationships with the applicable Fund(s). Among them, the Board recognized that VP Distributors, LLC, an affiliate of VIA and the Subadvisers, serves as the distributor for the Trust, and, as such, receives payments pursuant to Rule 12b-1 from the Funds to compensate it for providing selling activities, which could lead to growth in the Trust’s assets and corresponding benefits from such growth, including economies of scale. The Board noted that an affiliate of VIA and the Subadvisers also provides administrative and transfer agency services to the Trust. The Board noted management’s discussion of the fact that, while the Subadvisers are affiliates of VIA, there are no other direct benefits to the Subadvisers or VIA in providing investment advisory services to the Fund(s), other than the fees to be earned under the applicable Agreement(s). There may be certain indirect benefits gained, including to the extent that serving the Fund(s) could provide the opportunity to provide advisory services to additional portfolios of the Trust or certain reputational benefits.
Conclusion
Based on all of the foregoing considerations, the Board, including a majority of the Independent Trustees, determined that approval of each Agreement, as amended, was in the best interests of each applicable Fund and its respective shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Agreements, as amended, with respect to each Fund.

Virtus KAR Small-Mid Cap Growth Fund, a series of Virtus Equity Trust
(unaudited)
Supplement dated March 31, 2022, to the Summary Prospectus and the
Virtus Equity Trust Statutory Prospectus, each dated January 28, 2022
IMPORTANT NOTICE TO INVESTORS
Effective March 31, 2022, Chris Wright, CFA, is hereby added as a portfolio manager of Virtus KAR Small-Mid Cap Growth Fund (the “Fund”).
The following disclosure is hereby added under “Portfolio Management” in the summary prospectus for the Fund, and in the summary section of the Fund’s statutory prospectus:
•Chris Wright, CFA, Portfolio Manager and Senior Research Analyst at KAR. Mr. Wright has served as a Portfolio Manager of the fund since March 2022.
In the Management of the Funds section under “Portfolio Management” beginning on page 104 of the Fund’s statutory prospectus, the row for the Fund in the table under the subheading “KAR” is hereby replaced with the following:
Virtus KAR Small-Mid Cap Growth Fund	Julie Biel, CFA (since the fund’s inception in December 2020) Chris Wright, CFA (since March 2022)
The portfolio manager biographies under the referenced table are hereby amended by adding the following for Chris Wright:
Chris Wright, CFA. Mr. Wright is a Portfolio Manager and Senior Research Analyst at KAR with primary research responsibilities for the financials and real estate sector. Before joining KAR in 2012, Mr. Wright worked at Alvarez & Marsal as a Senior Associate in Turnarounds and Restructuring and at Houlihan Lokey as an Associate in the Investment Banking Financial Institutions Group. He has approximately 10 years of equity research experience.
All other disclosure concerning the Fund, including fees, expenses, investment objective, strategies and risks, remains unchanged.
Investors should retain this supplement with the Prospectuses for future reference.
VET 8019 KAR Small-Mid Cap Growth PM Change (3/2022)

VIRTUS EQUITY TRUST
101 Munson Street
Greenfield, MA 01301-9668
Trustees
Philip R. McLoughlin, Chairman
George R. Aylward
Donald C. Burke
Sidney E. Harris
John R. Mallin
Connie D. McDaniel
Geraldine M. McNamara
R. Keith Walton
Brian T. Zino
Advisory Board Members
Sarah E. Cogan
Deborah A. DeCotis
F. Ford Drummond
Officers
George R. Aylward, President
Peter Batchelar, Senior Vice President
W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer
Kevin J. Carr, Senior Vice President, Chief Legal Officer and Secretary
Nancy J. Engberg, Senior Vice President and Chief Compliance Officer
Julia R. Short, Senior Vice President
Richard W. Smirl, Executive Vice President
Investment Adviser
Virtus Investment Advisers, Inc.
One Financial Plaza
Hartford, CT 06103-2608
Principal Underwriter
VP Distributors, LLC
One Financial Plaza
Hartford, CT 06103-2608
Administrator and Transfer Agent
Virtus Fund Services, LLC
One Financial Plaza
Hartford, CT 06103-2608
Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286-1048
How to Contact Us
Mutual Fund Services	1-800-243-1574
Adviser Consulting Group	1-800-243-4361

Important Notice to Shareholders
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

P.O. Box 9874
Providence, RI 02940-8074
For more information about Virtus Mutual Funds,
please contact us at 1-800-243-1574, or visit Virtus.com.
8029	05-22

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(2)(1)	Not applicable.

(a)(2)(2)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Virtus Equity Trust

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date 6/2/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date 6/2/2022

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Executive Vice President, Chief Financial Officer, and Treasurer
(principal financial officer)

Date 6/2/2022

*	Print the name and title of each signing officer under his or her signature.